Securities Act File No. 333-[            ]

As filed with the Securities and Exchange Commission on August 14, 2019

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-14

REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No.	☐

TRANSAMERICA SERIES TRUST

(Exact Name of Registrant as Specified in Charter)

1801 California Street, Suite 5200

Denver, CO 80202

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code:    1-888-233-4339

Rhonda A. Mills, Esq.,

1801 California Street, Suite 5200

Denver, CO 80202

(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective.

Title of Securities Being Registered: Initial Class and Service Class shares of beneficial interest, no par value, of Transamerica JPMorgan Asset Allocation - Moderate VP; and Initial Class and Service Class shares of beneficial interest, no par value, of Transamerica JPMorgan Asset Allocation - Conservative VP.

It is proposed that this filing will become effective on September 13, 2019 pursuant to Rule 488 under the Securities Act of 1933.

No filing fee is required because an indefinite number of shares has previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended

The information in this Information Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Information Statement/Prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

SUBJECT TO COMPLETION,

DATED AUGUST 14, 2019

COMBINED INFORMATION STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA MADISON CONSERVATIVE ALLOCATION VP

TRANSAMERICA MADISON BALANCED ALLOCATION VP

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA JPMORGAN ASSET ALLOCATION—CONSERVATIVE VP

TRANSAMERICA JPMORGAN ASSET ALLOCATION—MODERATE VP

The address and telephone number of each Portfolio is:

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1-800-851-9777

Transamerica Series Trust

1801 California Street, Suite 5200

Denver, CO 80202

[______], 2019

Dear Policyowner:

The Board of your Transamerica portfolio has approved the reorganization of your portfolio into another Transamerica portfolio. The reorganization is expected to occur on or about November [1], 2019. Upon completion of the reorganization, you will become a holder of the destination Transamerica portfolio, and you will receive shares of the destination portfolio equal in value to your shares of your current Transamerica portfolio.

The reorganization does not require holder approval, and you are not being asked to vote. We do, however, ask that you review the enclosed combined Information Statement/Prospectus, which contains information about the destination portfolio, including its investment objective, strategies, risks, performance, fees and expenses.

The Board of your portfolio has unanimously approved your portfolio’s reorganization and believes the reorganization is in the best interests of your portfolio and its shareholders.

If you have any questions, please call 1-800-851-9777 between 8 a.m. and 5 p.m., Eastern Time, Monday through Friday. Thank you for your investment in the Transamerica funds.

Sincerely,

/s/ Marijn P. Smit
Marijn P. Smit
Chairman of the Board, President and Chief Executive Officer

COMBINED INFORMATION STATEMENT

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA MADISON CONSERVATIVE ALLOCATION VP

TRANSAMERICA MADISON BALANCED ALLOCATION VP

(each, a “Target Portfolio” and together, the “Target Portfolios”)

AND

PROSPECTUS

OF

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA JPMORGAN ASSET ALLOCATION—CONSERVATIVE VP

TRANSAMERICA JPMORGAN ASSET ALLOCATION—MODERATE VP

(each, a “Destination Portfolio” and together, the “Destination Portfolios”)

The address and telephone number of each Portfolio is:

1801 California Street, Suite 5200

Denver, CO 80202

(Toll free) 1-800-851-9777

Shares of the Destination Portfolios have not been approved or disapproved by the Securities and Exchange Commission (the “SEC”). The SEC has not passed upon the accuracy or adequacy of this Information Statement/Prospectus. Any representation to the contrary is a criminal offense.

An investment in any Target Portfolio or Destination Portfolio (each sometimes referred to herein as a “Portfolio”) is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. You may lose money by investing in the Portfolios.

This Information Statement/Prospectus sets forth information about the Destination Portfolios that an investor ought to know before investing. Please read this Information Statement/Prospectus carefully before investing and keep it for future reference.

INTRODUCTION

This combined information statement and prospectus, dated [September 13], 2019 (the “Information Statement/Prospectus”), is being furnished in connection with the reorganizations (each, a “Reorganization,” and together the “Reorganizations”) of certain series of Transamerica Series Trust, a Delaware statutory trust (each, a “Target Portfolio,” and together the “Target Portfolios”), into certain other series of Transamerica Series Trust (each, a “Destination Portfolio,” and together the “Destination Portfolios”). The Information Statement/Prospectus is being mailed to Target Portfolio holders on or about [September 13], 2019.

Each Target Portfolio and Destination Portfolio is a series of Transamerica Series Trust (“TST”), an open-end management investment company organized as a Delaware statutory trust.

The Board of Trustees of TST (the “Board” or the “Trustees”) has determined that each Reorganization is in the best interests of the applicable Target Portfolio and corresponding Destination Portfolio. A copy of the form of Agreement and Plan of Reorganization (the “Plan”) for the Reorganizations is attached to this Information Statement/Prospectus as Exhibit A.

THIS INFORMATION STATEMENT/PROSPECTUS IS FOR INFORMATIONAL PURPOSES ONLY, AND YOU DO NOT NEED TO DO ANYTHING IN RESPONSE TO RECEIVING IT. WE ARE NOT ASKING YOU FOR A PROXY OR WRITTEN CONSENT, AND YOU ARE REQUESTED NOT TO SEND US A PROXY OR WRITTEN CONSENT.

The following table indicates (a) the Target Portfolio and the corresponding Destination Portfolio involved in each Reorganization, (b) the classes of Destination Portfolio shares that each applicable Target Portfolio holder will receive in exchange for the respective classes of Target Portfolio shares, and (c) on what page of this Information Statement/Prospectus the discussion regarding each Reorganization begins. The Reorganizations are numbered for convenience. The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

Reorganization	Target Portfolios & Shares	Destination Portfolios & Shares	Page
1	Transamerica Madison Conservative Allocation VP	Transamerica JPMorgan Asset Allocation—Conservative VP	10
	Initial Class* Service Class	Initial Class Service Class
2	Transamerica Madison Balanced Allocation VP	Transamerica JPMorgan Asset Allocation—Moderate VP	26
	Initial Class* Service Class	Initial Class Service Class

* Transamerica Madison Conservative Allocation VP and Transamerica Madison Balanced Allocation VP do not currently offer Initial Class shares.

Please read this Information Statement/Prospectus, including Exhibit A, carefully. Although each Reorganization is similar in structure, you should read carefully the specific discussion regarding your Target Portfolio’s Reorganization.

The date of this Information Statement/Prospectus is [September 13], 2019

For more complete information about each Portfolio, please read the Portfolio’s prospectus and statement of additional information, as they may be amended and/or supplemented. Each Portfolio’s prospectus and statement of additional information, and other additional information about each Portfolio, has been filed with the SEC (http://www.sec.gov) and is available upon oral or written request and without charge. See “Where to Get More Information” below.

Where to Get More Information
Each Portfolio’s current prospectus and statement of additional information, including any applicable supplements thereto.	On file with the SEC (http://www.sec.gov) (File Nos. 033-00507; 811-04419) and available at no charge by calling the Portfolios’ toll-free number: 1-800-851-9777 or visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx.

Each Portfolio’s most recent annual and semi–annual reports to holders.	On file with the SEC (http://www.sec.gov) (File No. 811-04419) and available at no charge by calling the Portfolios’ toll-free number: 1-800-851-9777 or by visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx.

A statement of additional information for this Information Statement/Prospectus, dated [September 13], 2019 (the “SAI”). The SAI contains additional information about the Target Portfolios and the Destination Portfolios.	On file with the SEC (http://www.sec.gov) (File No. [_________]) and available at no charge by calling the Portfolios’ toll-free number: 1-800-851-9777 or by visiting the Portfolios’ website at http://www.transamericaseriestrust.com/content/prospectus.aspx. The SAI is incorporated by reference into this Information Statement/Prospectus.

To ask questions about this Information Statement/Prospectus.	Call the following toll-free telephone number: 1-800-851-9777.

The Target Portfolios’ prospectus, dated May 1, 2019, as supplemented, and statement of additional information dated May 1, 2019, as supplemented (File Nos. 033-00507 and 811-04419), are incorporated by reference into this Information Statement/Prospectus.

Shares of the Portfolios are not offered directly to the public but are sold only to (1) insurance companies and their separate accounts as the underlying investment medium for owners (each a “Policyowner,” collectively, “Policyowners”) of variable annuity contracts and variable life policies (collectively, the “Policies”) and (2) certain asset allocation portfolios that are series of TST (the “Asset Allocation Portfolios”). As such, Transamerica Life Insurance Company (“TLIC”), Transamerica Financial Life Insurance Company (“TFLIC”), Transamerica Premier Life Insurance Company (“TPLIC”) and Transamerica Advisors Life Insurance Company (“TALIC”) (collectively, the “Insurance Companies”) and certain Asset Allocation Portfolios are the only shareholders of the investment portfolios offered by TST. The Insurance Companies each offer the opportunity to invest in the Portfolios through their respective products.

Policyowners are not shareholders of the Portfolios. For ease of reference, throughout the Information Statement/Prospectus, shareholders and Policyowners may collectively be referred to as “shareholders” of the Portfolios.

TST has agreed to provide information to Policyowners invested in each Target Portfolio in connection with a Reorganization of that Portfolio into the applicable Destination Portfolio.

You have received this Information Statement/Prospectus because you own a Policy of one of these Insurance Companies and that Policy is invested in a Target Portfolio.

QUESTIONS AND ANSWERS

For your convenience, we have provided a brief overview of the Reorganizations. Additional information is contained elsewhere in this Information Statement/Prospectus and the Agreement and Plan of Reorganization relating to each Reorganization, which is attached to this Information Statement/Prospectus as Exhibit A. Shareholders should read this entire Information Statement/Prospectus, including Exhibit A and Exhibit B, and the Destination Portfolios’ prospectus carefully for more complete information.

How Will the Reorganizations Work?

•

Each Target Portfolio will transfer all of its property and assets to the corresponding Destination Portfolio. In exchange, each Destination Portfolio will assume all of the liabilities of the corresponding Target Portfolio and issue shares, as described below.

•

For each Reorganization, the Destination Portfolio will issue a number of its shares of the applicable class to the corresponding Target Portfolio on the closing date of the Reorganization (the “Closing Date”) having an aggregate net asset value equal to the aggregate net asset value of such Target Portfolio’s corresponding classes of shares, respectively.

•

Shares of the classes of the applicable Destination Portfolio corresponding to classes of the corresponding Target Portfolio will then be distributed on the Closing Date to the corresponding Target Portfolio’s shareholders in complete liquidation of the Target Portfolio in proportion to the relative net asset value of their holdings of the applicable classes of shares of the Target Portfolio. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each Target Portfolio shareholder will hold shares of the applicable Destination Portfolio corresponding in class to, and having the same aggregate net asset value as, the Target Portfolio shares held by that shareholder immediately prior to the Reorganization. The net asset value attributable to each class of shares of the Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures and the net asset value attributable to a class of shares of a Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The portfolio assets of each Target Portfolio and corresponding Destination Portfolio are valued using the same valuation policies and procedures.

•	Each Target Portfolio will be terminated after the Closing Date.

•	The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations. Following a Reorganization, shareholders of the applicable Target Portfolio will be subject to the fees and expenses of the corresponding Destination Portfolio which, as is further discussed in this Information Statement/Prospectus, could be higher than those of the Target Portfolio.

•

Following the Reorganizations, (i) Transamerica Asset Management, Inc. (“TAM”) will continue to act as investment manager to each Destination Portfolio; and (ii) J.P. Morgan Investment Management, Inc. will continue to act as sub-adviser to the Destination Portfolios in Reorganization 1 and Reorganization 2.

•

The exchange of Target Portfolio shares for Destination Portfolio shares in a Reorganization is generally not expected to result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. Each Reorganization will generally not result in the recognition of gain or loss for federal income tax purposes by the applicable Target Portfolio or Destination Portfolio.

Why did the Trustees Approve the Reorganizations?

The Board of the Target Portfolios, including all of the Trustees who are not “interested” persons (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) of the Portfolios, TAM or Transamerica Capital, Inc. (“TCI”), the Portfolios’ distributor (the “Independent Trustees”), after careful consideration, has determined that the Reorganizations are in the best interests of the Target Portfolios and will not dilute the interests of the existing shareholders of the Target Portfolios. The Board also serves as the Board of each corresponding Destination Portfolio. The Board, including all of the Independent Trustees, approved the Reorganizations with respect to each Destination Portfolio. The Board determined that the Reorganizations are in the best interests of the Destination Portfolios and that the interests of the Destination Portfolios’ shareholders will not be diluted as a result of the Reorganizations.

In approving the Reorganizations of the Target Portfolios, the Board considered, among other things: (i) the similarities between the Portfolios’ investment objectives and strategies, (ii) the larger combined asset base resulting from the Reorganizations will offer the potential for greater operating efficiencies and economies of scale and eliminate redundancies in the Transamerica product line, (iii) the management fee of each Destination Portfolio following the Reorganizations will remain the same and will be lower than the management fee of each Target Portfolio, (iv) the fact that the net expense ratio of each class of each Destination Portfolio following the Reorganizations is expected to be lower than the current net expense ratio of the corresponding class of either Portfolio prior to the Reorganizations, (v) the anticipated tax treatment of each Reorganization as a “reorganization” within the meaning of Section 368 of the Internal Revenue Code of 1986, as amended (the “Code”), and (vi) the generally better performance of the Destination Portfolios as compared to the Target Portfolios. See “Reasons for the Proposed Reorganization” for additional information regarding the Board’s considerations.

How do the Target Portfolios and the Destination Portfolios compare?

There are similarities between the Portfolios, as well as certain differences, including:

Reorganization 1: Transamerica Madison Conservative Allocation VP and Transamerica JPMorgan Asset Allocation – Conservative VP

•

Investment Manager, Sub-Advisers and Portfolio Managers. Each Portfolio is managed by TAM. Madison Asset Management, LLC (“Madison”) serves as the sub-adviser to the Target Portfolio. David S. Hottmann and Patrick F. Ryan are portfolio managers responsible for the day-to-day management of the Target Portfolio. J.P. Morgan Investment Management Inc. (“JPMorgan”) serves as the sub-adviser to the Destination Portfolio. Michael Feser, Jeff Geller and Grace Koo are portfolio managers responsible for the day-to-day management of the Destination Portfolio.

•	Investment Objective. The investment objectives of the Portfolios are identical. Each Portfolio’s investment objective seeks current income and preservation of capital.

•

Investment Strategy. Both Portfolios expect to allocate assets among underlying portfolios with the goal of achieving exposure targets over time. Even though the investment strategies of the Target Portfolio and the Destination Portfolio are similar, there are differences in investment strategies. For example, the Target Portfolio is managed against a 30% target equity allocation and may allocate between 10% and 46% of assets to equity securities, whereas the Destination Portfolio is managed against a 35% target equity allocation and may allocate between zero and 50% of assets to equity securities.

The Target Portfolio is subject to volatility constraints. Based on these constraints and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 46% or may decrease equity exposure to approximately 10%. Notwithstanding the constraints, the Target Portfolio’s sub-adviser may elect to allocate fewer assets to equity underlying portfolio when it believes it is advisable to do so. The Destination Portfolio’s exposure is subject to its multifactor risk management framework, which incorporates quantitative models and signals. Under this framework, the Destination Portfolio’s maximum equity exposure may be limited in response to individual asset class momentum signals and a portfolio level volatility signal. Notwithstanding its equity target and any maximum equity exposure limit imposed under the risk management framework, the Destination Portfolio’s sub-adviser may elect to allocate fewer assets to equities and more assets to fixed income when it believes it is advisable to do so. The constraints of each Portfolio may result in the Portfolio not achieving its stated asset mix goal.

The Target Portfolio’s allocation to high yield bonds will not normally exceed 5% of the portfolio’s assets. The Destination Portfolio’s exposure to high yield bonds and floating rate loans together generally will not exceed 10% of its net assets.

The Target Portfolio may invest up to 10% of its assets in exchange-traded funds (“ETFs”) to gain exposure to asset classes or sectors not otherwise accessible through the underlying portfolios in which it otherwise invests. The Destination Fund does not utilize ETFs as part of its principal investment strategy.

The Target Portfolio does not utilize derivatives as part of its principal investment strategies. The Destination Portfolio may invest in derivatives instruments, such as options, futures or forward contracts and swaps, through its investments in underlying portfolios. The Destination Portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, consistent with the Portfolio’s investment objective and other policies.

The Target Portfolio seeks to achieve the portfolio’s investment objective by investing its assets primarily in shares of underlying mutual funds advised by Madison and TAM-managed mutual funds. The Destination Portfolio currently seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying TAM-managed mutual funds. Upon the closing of the Reorganization, the Destination Portfolio will seek to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying TAM-managed mutual funds and other unaffiliated funds, including Madison-advised funds.

•

Principal Risks. The Target Portfolio and the Destination Portfolio are subject to a number of common principal risks, including active trading, allocation conflicts, asset allocation, commodities and commodity-related securities, convertible securities, counterparty, credit, currency, cybersecurity, derivatives, equity securities, extension, fixed-income securities, foreign investments, growth stocks, high-yield debt securities, interest rate, investments in affiliated portfolios, legal and regulatory, leveraging, liquidity, management, market, model and data, prepayment or call, real estate securities, REITs, small and medium capitalization companies, underlying portfolios, valuation and value investing. An investment in the Target Portfolio is also subject to money market funds risk, mortgage-related and asset-backed securities risk, underlying exchange-traded funds risk and volatility constraints risk. An investment in the Destination Portfolio is also subject to asset class variation risk, currency hedging risk, emerging markets risk, floating rate loans risk, focused investing risk, frontier markets risk, loans risk, preferred stock risk, risk management framework risk, short positions risk, sovereign debt risk and U.S. Government agency obligations risk.

•	Performance. JPMorgan began sub-advising the Destination Portfolio on July 1, 2016. As of March 31, 2019, the Destination Portfolio outperformed the Target Portfolio in the period since July 1, 2016.

•	Management Fee. The management fee schedule of the Destination Portfolio is lower than the management fee schedule of the Target Portfolio.

•

Total Operating Expenses. Following the Reorganization, the net expense ratio of each class of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of the Target Portfolio.

Reorganization 2: Transamerica Madison Balanced Allocation VP and Transamerica JPMorgan Asset Allocation – Moderate VP

•

Investment Manager, Sub-Advisers and Portfolio Managers. Each Portfolio is managed by TAM. Madison Asset Management, LLC (“Madison”) serves as the sub-adviser to the Target Portfolio. David S. Hottmann and Patrick F. Ryan are portfolio managers responsible for the day-to-day management of the Target Portfolio. J.P.Morgan Investment Management Inc. (“JPMorgan”) serves as the sub-adviser to the Destination Portfolio. Michael Feser, Jeff Geller and Grace Koo are portfolio managers responsible for the day-to-day management of the Destination Portfolio.

•	Investment Objective. The investment objectives of the Portfolios are identical. Each Portfolio’s investment objective seeks capital appreciation and current income.

•

Investment Strategy. Both Portfolios expect to allocate assets among underlying portfolios with the goal of achieving exposure targets over time. Even though the investment strategies of the Target Portfolio and the Destination Portfolio are similar, there are differences in investment strategies. For example, both the Target Portfolio and the Destination Portfolio are managed against a 50% equity target allocation, but the Target Portfolio may allocate between 30% and 66% of assets to equity securities whereas the Destination Portfolio may allocate between 15% and 70% of assets to equity securities.

The Target Portfolio is subject to volatility constraints. Based on these constraints and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 46% or may decrease equity exposure to approximately 10%. Notwithstanding the constraints, the Target Portfolio’s sub-adviser may elect to allocate fewer assets to equity underlying portfolio when it believes it is advisable to do so. The Destination Portfolio expects to allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 50% of its net assets in equities, which may include stocks and real estate securities, and approximately 50% of its net assets in fixed income, which may include bonds, cash equivalents and other debt securities. Subject to the Destination Portfolio’s multi-factor risk management framework, the Destination Portfolio’s sub-adviser may increase equity exposure to approximately 70% of net assets or may decrease equity exposure to approximately 15%, and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 30% of net assets. Notwithstanding its equity target and any maximum equity exposure limit imposed under the risk management framework, the Destination Portfolio’s sub-adviser may elect to allocate fewer assets to equities and more assets to fixed income when it believes it is advisable to do so. The constraints of each Portfolio may result in the Portfolio not achieving its stated asset mix goal.

The Target Portfolio’s allocation to high yield bonds will normally not exceed 5% of the portfolio’s assets. The Destination Portfolio’s exposure to high yield bonds and floating rate loans together generally will not exceed 10% of its net assets.

The Target Portfolio may invest up to 10% of its assets in ETFs to gain exposure to asset classes or sectors not otherwise accessible through the underlying portfolios in which it otherwise invests. The Destination Portfolio does not utilize ETFs as part of its principal investment strategy.

The Target Portfolio does not utilize derivatives as part of its principal investment strategies. The Destination Portfolio may invest in derivatives instruments, such as options, futures or forward contracts and swaps, through its investments in underlying portfolios. The Destination Portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, consistent with the Portfolio’s investment objective and other policies.

The Target Portfolio seeks to achieve the portfolio’s investment objective by investing its assets primarily in shares of underlying mutual funds advised by Madison and TAM-managed mutual funds. The Destination Portfolio currently seeks to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying TAM-managed mutual funds. Upon the closing of the Reorganization, the Destination Portfolio will seek to achieve the portfolio’s investment objective by investing its assets in a broad mix of underlying TAM-managed mutual funds and other unaffiliated funds, including Madison-advised funds.

•

Principal Risks. The Target Portfolio and the Destination Portfolio are subject to a number of common principal risks, including active trading, allocation conflicts, asset allocation, commodities and commodity-related securities, convertible securities, counterparty, credit, currency, cybersecurity, derivatives, equity securities, extension, fixed-income securities, foreign investments, growth stocks, high-yield debt securities, interest rate, investments in affiliated portfolios, legal and regulatory, leveraging, liquidity, management, market, model and data, prepayment or call, real estate securities, REITs, small and medium capitalization companies, underlying portfolios, valuation and value investing. An investment in the Target Portfolio is also subject to money market funds risk, mortgage-related and asset-backed securities risk, underlying exchange-traded funds risk and volatility constraints risk. An investment in the Destination Portfolio is also subject to asset class variation risk, currency hedging risk, emerging markets risk, floating rate loans risk, focused investing risk, frontier markets risk, loans risk, preferred stock risk, risk management framework risk, short positions risk, sovereign debt risk and U.S. Government agency obligations risk.

•	Performance. JPMorgan began sub-advising the Destination Portfolio on July 1, 2016. As of March 31, 2019, the Destination Portfolio outperformed the Target Portfolio in the period since July 1, 2016.

•	Management Fee. The management fee schedule of the Destination Portfolio is lower than the management fee schedule of the Target Portfolio.

•

Total Operating Expenses. Following the Reorganization, the net expense ratio of each class of the combined Destination Portfolio is expected to be lower than the net expense ratio of the corresponding class of the Target Portfolio.

Am I being asked to vote on anything?

Shareholder approval of the Reorganizations is not required. The Trust’s Declaration of Trust and state law governing the Trust do not require shareholder approval for fund reorganizations. Likewise, Rule 17a-8 under the 1940 Act does not require shareholder approval of reorganizations involving affiliated funds, so long as certain criteria are met. Because these criteria are met in this case, shareholder approval is not required for the Reorganizations.

Who Bears the Expenses Associated with the Reorganizations?

It is anticipated that the total cost of preparing, printing and mailing this Information Statement/Prospectus will range from approximately $55,000 to $65,000 for each Reorganization. The costs associated with each Reorganization will be borne by TAM.

What are the Federal Income Tax Consequences of the Reorganizations?

As a condition to the closing of each Reorganization, the applicable Target Portfolio and corresponding Destination Portfolio must receive an opinion of Morgan, Lewis & Bockius LLP to the effect that the Reorganization will constitute a “reorganization” within the meaning of Section 368 of the Code. Accordingly, it is expected that neither you nor the applicable Destination Portfolio nor, in general, the applicable Target Portfolio will recognize gain or loss as a direct result of the Reorganization of your Target Portfolio, and that the aggregate tax basis of the Destination Portfolio shares that you receive in the applicable Reorganization will equal the aggregate tax basis of the Target Portfolio shares that you surrender in that Reorganization. However, in order to maintain its qualification for tax treatment as a regulated investment company and avoid portfolio-level taxes, each Target Portfolio will declare and pay a distribution to its shareholders shortly before the applicable Reorganization that, together with all previous dividends for the taxable year, is intended to have the effect of distributing all of its realized net capital gains (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to the dividends-paid deduction), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. If you hold shares in a Target Portfolio when it makes such a distribution, the distribution may change the amount, timing and character of taxable income that you realize in respect of your Target Portfolio shares as compared to the amount, timing and character of income you would have realized had the applicable Reorganization not occurred. The corresponding Destination Portfolio may make a comparable distribution to its shareholders shortly before the applicable Reorganization. In addition, following the applicable Reorganization, the corresponding Destination Portfolio will declare and pay to its shareholders, for the taxable year in which the Reorganization occurs, a distribution of any remaining income and gains from such taxable year. All such distributions generally will be taxable to the shareholders, but as long as the Policies funded by the Target Portfolios or by the corresponding Destination Portfolios qualify to be treated as annuity contracts or life insurance policies under the Code, such distributions will not be currently taxable to the Policyowners and the Reorganizations should not otherwise result in any tax liability to the Policyowners. For more information, see “Tax Status of Each Reorganization” in this Information Statement/Prospectus.

REORGANIZATION 1

TRANSAMERICA MADISON CONSERVATIVE ALLOCATION VP

(the “Target Portfolio”)

TRANSAMERICA JPMORGAN ASSET ALLOCATION—CONSERVATIVE VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganizations.

In the Reorganization, the Destination Portfolio will issue a number of its Initial Class shares and a number of its Service Class shares to the Target Portfolio having aggregate net asset values equal to the respective aggregate net asset values of the Target Portfolio’s Initial Class and Service Class shares. Although the Target Portfolio has registered Initial Class shares, it does not currently offer Initial Class shares.

The consummation of the Reorganization is not contingent on the consummation of the other Reorganization.

Both the Target Portfolio and the Destination Portfolio are managed by TAM. The Target Portfolio is sub-advised by Madison Asset Management, LLC (“Madison”) and the Destination Portfolio is sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”). The Target Portfolio and Destination Portfolio have identical investment objectives, and similar principal investment strategies and policies, and related risks. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica Madison Conservative Allocation VP

and Transamerica JPMorgan Asset Allocation—Conservative VP

	Target Portfolio	Destination Portfolio
	Transamerica Madison Conservative Allocation VP	Transamerica JPMorgan Asset Allocation—Conservative VP
Investment Objective	Seeks current income and preservation of capital

Principal investment strategies

The portfolio’s sub-adviser, Madison (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in shares of underlying mutual funds advised by the sub-adviser and TAM-managed mutual funds (the “underlying portfolios”). Although actual allocations may vary, the portfolio’s asset allocation among asset classes is expected to be within the following ranges:

The portfolio’s sub-adviser, JPMorgan (the “sub-adviser”), currently seeks to achieve the portfolio’s investment objective by primarily investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”).

The portfolio expects to allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 35% of its net assets in equities, which may include stocks and real estate securities, and approximately 65% of its net assets in fixed income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary. The sub-adviser may increase equity exposure to approximately 50% of net assets or may decrease equity exposure to zero, and may increase fixed income exposure to approximately 100% of net assets or may decrease fixed income exposure to approximately 50% of net assets, subject to the portfolio’s multi-factor risk management framework. The risk management framework incorporates quantitative models and signals. Under this framework, the portfolio’s maximum equity exposure may be limited in response to individual asset class momentum signals and a portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer

0% to 5% 39% to 90% 0% to 5% 10% to 46% 0% to 11% 0% to 5%

money market funds;

debt securities (e.g., bond funds and convertible bond funds);

below-investment grade debt securities (e.g., high income funds);

equity securities (e.g., U.S. stock funds);

foreign securities (e.g., international stock and bond funds); and

alternative asset classes (e.g., real estate investment trust funds, natural resources funds and precious metal funds).

Target Portfolio	Destination Portfolio
Transamerica Madison Conservative Allocation VP	Transamerica JPMorgan Asset Allocation—Conservative VP
The portfolio’s allocation to high yield bonds will normally not exceed 5% of the portfolio’s assets.	assets to equities and more assets to fixed income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.

The portfolio is subject to volatility constraints. Based on these constraints and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 46% or may decrease equity exposure to approximately 10%. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equity underlying portfolio when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

The sub-adviser may invest up to 10% of the portfolio’s assets in ETFs to gain exposure to asset classes or sectors not otherwise accessible through the underlying mutual funds in which the portfolio otherwise invests.

In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of four integrated components: strategic asset allocation, underlying strategy and portfolio selection, active asset allocation and the multifactor risk management framework. For the first three components, the sub-adviser’s portfolio management team draws on the analysis produced by dedicated research and strategy teams who support the investment process by generating qualitative and quantitative research and insights on the underlying portfolios TAM has designated as available for investment by the portfolio. For the fourth component, the portfolio management team draws on the output of its multi-factor risk management framework, which is a quantitative driven process that makes asset class allocation recommendations and may impose a maximum equity exposure limit and require equity exposure reductions based on a set of individual asset class momentum signals and a portfolio level volatility signal.

As part of its investment process, the sub-adviser selects underlying equity and fixed income portfolios to invest in from the underlying portfolios TAM has designated as available for investment by the portfolio and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser. Consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios the sub-adviser faces a conflict of interest, because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.

Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S.

	Target Portfolio	Destination Portfolio
	Transamerica Madison Conservative Allocation VP	Transamerica JPMorgan Asset Allocation—Conservative VP

Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The portfolio may also invest in unaffiliated funds. The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

Investment manager	TAM

Sub–adviser	Madison	JPMorgan

Portfolio managers	David S. Hottmann, CFA – Portfolio Manager since 2011 Patrick F. Ryan, CFA – Portfolio Manager since 2011	Michael Feser, CFA – Portfolio Manager since 2016 Jeff Geller, CFA – Portfolio Manager since 2016 Grace Koo – Portfolio Manager since 2016

The Portfolios’ statement of additional information provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the Portfolios.

Net assets (as of April 30, 2019)	$63,647,967	$1,295,993,948

Classes of Shares, Fees and Expenses

	Target Portfolio	Destination Portfolio
	Transamerica Madison Conservative Allocation VP	Transamerica JPMorgan Asset Allocation—Conservative VP

Initial Class sales charges and fees

Initial Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Initial Class shares can have up to a maximum Rule 12b-1 fee equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the Portfolio), but TST does not intend to pay any distribution fees for Initial Class shares through May 1, 2020. TST reserves the right to pay such fees after that date.

Service Class sales charges and fees

Service Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Service Class shares have a maximum Rule 12b–1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Portfolio), which is used to pay distribution and service fees for the sale and distribution of the Portfolio’s shares and to pay for non–distribution activities and services provided to shareholders. These services include compensation to financial intermediaries that sell Portfolio shares and/or service shareholder accounts.

Management fees	TAM receives compensation, calculated daily and paid monthly, from the Target Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.18.

TAM receives compensation, calculated daily and paid monthly, from the Destination Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.1225% of the first $10 billion; and 0.1025% in excess of $10 billion.

Fee waiver and expense limitations

TAM has contractually undertaken through May 1, 2020 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.35% for Initial Class shares and 0.60% for Service Class shares. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

TAM has contractually undertaken through May 1, 2020 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.25% for Initial Class shares and 0.50% for Service Class shares. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Portfolios

Because the Portfolios have the same investment objectives and similar principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

The following is a description of certain principal risks of investing in each Portfolio. Additional principal risks of the Portfolios are discussed later in this section.

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Market – The value of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The value of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. If the value of the securities owned by the portfolio fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These market conditions may continue, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The European Union has experienced increasing stress for a variety of reasons, including economic downturns in various member countries. In June 2016, the United Kingdom voted to withdraw from the European Union, and additional members could do the same. The impact of these conditions and events is not yet known.

There has been significant U.S. and non-U.S. government and central bank intervention in and support of financial markets during the past decade. The Federal Reserve has reduced and begun unwinding its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases, unwinding of quantitative easing, or contrary actions by different governments, may not work as intended, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the portfolio invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

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Management – The portfolio is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results, causing the value of your investment to go down. The portfolio may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. In addition, the portfolio’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

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Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

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Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The value of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. If the portfolio holds equity securities in a company that becomes insolvent, the portfolio’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company.

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Fixed-Income Securities – The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

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Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

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Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio’s prospectus identifies certain risks of each underlying portfolio.

Each Portfolio is subject to the following additional principal risks (in alphabetical order):

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Active Trading – The portfolio may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs. During periods of market volatility, active trading may be more pronounced.

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Allocation Conflicts – The sub-adviser is subject to conflicts of interest in allocating the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio. TAM has an incentive to include Transamerica funds, including funds sub-advised by an affiliate of TAM, as investment options for the portfolio.

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Commodities and Commodity-Related Securities – To the extent the portfolio invests in commodities, instruments whose performance is linked to the price of an underlying commodity or commodity index or the securities of issuers in commodity-related businesses or industries, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

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Convertible Securities – Convertible securities are subject to risks associated with both fixed income and equity securities. When the underlying common stock falls in value, the market price of the convertible security may be more influenced by the security’s yield and fixed income characteristics. When the underlying common stock rises in value, the market price may be more influenced by the equity conversion features. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

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Counterparty – The portfolio will be subject to credit risk with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles in which the portfolio invests. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the portfolio may decline.

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Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

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Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

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Cybersecurity – Cybersecurity incidents may allow an unauthorized party to gain access to portfolio assets, shareholder data (including private shareholder information), and/or proprietary information, or cause the portfolio, TAM, a sub-adviser and/or the portfolio’s other service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the portfolio’s ability to calculate its net asset values, and prevent shareholders from redeeming their shares.

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Derivatives – Using derivatives exposes the portfolio to additional or heightened risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated. Using derivatives may have a leveraging effect, increase portfolio volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The portfolio may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. There may be additional regulation of the use of derivatives by registered investment companies, such as the portfolio, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, limit portfolio investments in derivatives, or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Portfolios—More on Principal Risks: Derivatives” in the prospectus.

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Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile or go down.

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Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

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High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

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Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio.

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Investments in Affiliated Portfolios – A substantial portion of the portfolio’s assets are invested in underlying Transamerica portfolios. The portfolio’s investment manager, TAM, is subject to conflicts of interest in connection with the allocation by the portfolio’s sub-adviser of the portfolio’s assets among the underlying portfolios. For example, TAM has an incentive for the sub-adviser to allocate the portfolio’s assets to those underlying portfolios paying the highest net management fees to TAM or to those underlying portfolios for which an affiliate of TAM serves as the sub-adviser. A further discussion of actual and potential conflicts of interest appears in “More on Risks of Investing in the Portfolios—More on Certain Additional Risks: Conflicts of Interest” in the prospectus and in the statement of additional information.

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Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the portfolio. The portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

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Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations or meet segregation or coverage requirements.

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Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

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Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

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Prepayment or Call – Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The portfolio may also lose any premium it paid on prepaid securities.

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Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.

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REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

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Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•

Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

The Destination Portfolio is subject to the following additional principal risks (in alphabetical order):

•

Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio’s assets invested in various underlying portfolios, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•

Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument.

•

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The portfolio may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

•

Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

•

Focused Investing – To the extent the portfolio invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

•

Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The portfolio’s investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the portfolio’s ability to meet its obligations (including obligations to redeeming shareholders).

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

•

Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

•

Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

The Target Portfolio is subject to the following additional principal risks (in alphabetical order):

•

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value. An investment in a money market fund is not guaranteed and it is possible for the fund to lose money by investing in money market funds.

•

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

•

Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

•

Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of and changes in the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level, and may result in substantial losses if they do not work as intended. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios by showing you how the performance of each Portfolio’s share classes has varied from year to year since inception, and how the average annual total returns of each Portfolio’s share classes for different periods compare to the returns of a broad measure of market performance. Absent any applicable limitation of or cap on a Portfolio’s expenses, performance would have been lower. The Target Portfolio does not currently offer Initial Class shares. The Destination Portfolio’s Service Class shares and Initial Class shares will have different performance because they have different expenses. For those classes that have higher expenses, performance would have been lower. The performance calculations do not reflect charges or deductions that are, or may be, imposed under your variable life insurance policy or variable annuity contract; if they did, the performance would have been lower. A Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Following the Reorganization, the Destination Portfolio will be the surviving fund for accounting and performance purposes.

Updated performance information is available at no charge by calling the Portfolios’ toll-free number at 1-800-851-9777 or by visiting the Portfolios’ website at www.transamericaseriestrust.com/content/Performance.aspx.

Performance information is not shown for Initial Class shares of the Target Portfolio as it has not commenced operations. Performance information will be provided for Initial Class shares after the share class has been in operation for one complete calendar year.

Prior to July 1, 2016, the Destination Portfolio had a different sub-adviser and used different investment strategies. The performance set forth from May 1, 2014 to that date is attributable to that previous sub-adviser. From April 17, 2012 to May 1, 2014, the Destination Portfolio was directly managed by TAM, and performance during that period is attributable to TAM. Prior to April 17, 2012, the Destination Portfolio had a different portfolio construction manager, and performance set forth prior to that date is attributable to that previous portfolio construction manager.

Transamerica Madison Conservative Allocation VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	09/30/2012	3.24%
Worst Quarter:	12/31/2018	-2.70%
Year-to-date return	6/30/2019	8.21%

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	Since Inception	Inception Date
Service Class	-1.96%	2.80%	3.49%	5/01/2011
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.69%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	-5.24%	7.91%	10.14%
Transamerica Madison Conservative Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	-1.81%	3.89%	4.66%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Transamerica Madison Conservative Allocation VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 70%, Russell 1000® Index[1], 23%, MSCI EAFE Index, 6% and Russell 2000® Index[1], 1%.

Transamerica JPMorgan Asset Allocation—Conservative VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	06/30/2009	12.19%
Worst Quarter:	12/31/2018	-4.82%
Year-to-date return	6/30/2019	7.70%

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	10 Years	Inception Date
Service Class	-4.28%	2.31%	6.18%	05/01/2003
Initial Class	-3.98%	2.57%	6.45%	05/01/2002
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%
Wilshire 5000 Total Market Index SM (reflects no deduction for fees, expenses or taxes)	-5.29%	7.69%	13.21%

The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. Unless otherwise noted, the fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2018. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of April 30, 2019. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Transamerica Madison Conservative Allocation VP		Transamerica JPMorgan Asset Allocation – Conservative VP		Combined Portfolios (Pro Forma)
	Initial Class		Initial Class		Initial Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None		None
Maximum deferred sales charge (load) (as a % of purchase price or redemption proceeds, whichever is lower)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.18%		0.12%		0.12%
Distribution and Service (12b–1) Fees(1)	0.00%		0.00%		0.00%
Other Expenses	0.06	%(2)	0.03%		0.02%
Acquired fund fees and expenses(3)	0.62%		0.62%		0.62%
Total Annual Fund Operating Expenses	0.86	%(4)	0.77	%(5)	0.76	%(5)

	Transamerica Madison Conservative Allocation VP		Transamerica JPMorgan Asset Allocation— Conservative VP		Combined Portfolios (Pro Forma)
	Service Class		Service Class		Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None		None
Maximum deferred sales charge (load) (as a % of purchase price or redemption proceeds, whichever is lower)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.18%		0.12%		0.12%
Distribution and Service (12b–1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.06%		0.03%		0.02%
Acquired fund fees and expenses(3)	0.62%		0.62%		0.62%
Total Annual Fund Operating Expenses	1.11	%(4)	1.02	%(5)	1.01	%(5)

(1)

The portfolio does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2020. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

(2)	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
(3)

Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

(4)

Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2020 to waive fees and/or reimburse portfolio expenses to the extent total annual fund operating expenses exceed 0.35% for Initial Class shares and 0.60% for Service Class shares, including investment advisory fees but excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.
(5)

Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2020 to waive fees and/or reimburse portfolio expenses to the extent total annual fund operating expenses exceed 0.25% for Initial Class shares and 0.50% for Service Class shares, including investment advisory fees but excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	you invest $10,000 in each Portfolio;

•	you reinvest all dividends and distributions without a sales charge;

•	you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Portfolio’s future performance); and

•	each Portfolio’s operating expenses remain the same.

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

Number of Years You Own your Shares	Transamerica Madison Conservative Allocation VP	Transamerica JPMorgan Asset Allocation— Conservative VP	Combined Portfolios (Pro Forma)
Initial Class
Year 1	$88	$79	$78
Year 3	$274	$246	$243
Year 5	$477	$428	$422
Year 10	$1,061	$954	$942
Service Class
Year 1	$113	$104	$103
Year 3	$353	$325	$322
Year 5	$612	$563	$558
Year 10	$1,352	$1,248	$1,236

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2018, the portfolio turnover rate was 54% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2018, the portfolio turnover rate was 12% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

At a meeting held on June 19-20, 2019, the Board of the Target Portfolio, including its Independent Trustees, has unanimously determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the

Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of considerations that they believed to be relevant, in light of the legal advice furnished to them by fund counsel, including independent legal counsel, and made a decision in the exercise of their own business judgment. The Trustees based their determinations on the considerations set forth below, among others, although they did not identify any consideration or particular item of information that was controlling of their determinations and each Trustee may have attributed different weights to the various factors.

General Considerations

•	The Trustees considered that TAM believes the Target Portfolio’s growth prospects are constrained by limited distribution opportunities.

•

The Trustees considered that TAM believes that the larger combined asset base resulting from the Reorganization will offer the potential for greater operating efficiencies and economies of scale, including the ability to effect larger portfolio transactions, diversify holdings, lower expense ratios and spread fixed costs over a larger asset base.

•

The Trustees considered that TAM believes that the Reorganization would eliminate redundancies in the TST’s product line, strengthening TAM’s ability to pursue investment and marketing opportunities that may benefit the Destination Portfolio.

Fees and Expenses

•

The Trustees assessed the information that was provided in advance of the meeting of the Trustees regarding fees and expenses for the Portfolios involved in the Reorganization, as well as projected expense ratios of the Destination Portfolio following the Reorganization.

•

The Trustees considered that, based on the anticipated asset levels following the Reorganization, the Destination Portfolio’s management fee and total expenses are expected to be lower than that of the Target Portfolio.

•	The Trustees considered that the Destination Portfolio shareholders are expected to benefit from lower total expenses as a result of the Reorganization.

•	The Trustees considered that the costs of the Reorganization would be borne by TAM.

Investment Performance

•

The Trustees considered the relative investment performance of the Portfolios and whether performance and investment flexibility have the potential to be enhanced if the assets of each Portfolio are combined.

•

The Trustees considered that the Destination Portfolio and the Target Portfolio have different sub-advisers, and that the Destination Portfolio has generated more consistent and better absolute returns than the Target Portfolio since the Destination Portfolio’s current sub-adviser began sub-advising the Destination Portfolio on July 1, 2016 through March 31, 2019.

Tax Consequences

•

The Trustees considered that the Reorganization is not expected to result in the recognition of gain or loss for U.S. federal income tax purposes by the Destination Portfolio shareholders, the Target Portfolio shareholders, the Destination Portfolio or, in general, the Target Portfolio.

•	The Trustees considered the expected tax treatment of the Reorganization as a “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes.

Investment Program

•

The Trustees considered the investment objectives and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. In this regard, the Trustees noted that the investment objectives of the Target Portfolio and the Destination Portfolio are the same and the investment strategies, although different in some respects, are similar as both Portfolios primarily invest in a broad mix of underlying mutual funds.

•

The Trustees considered that TAM is the adviser to the Target Portfolio and the Destination Portfolio and that Madison is the sub–adviser to the Target Portfolio and JPMorgan is the sub-adviser to the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•

The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures and that the Reorganization would be consummated at NAV.

•	The Trustees considered that Madison has indicated that the Target Portfolio has no illiquid or restricted securities that could present valuation or other difficulties

CAPITALIZATION

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of July 31, 2019 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between July 31, 2019 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Transamerica Madison Conservative Allocation VP	Transamerica JPMorgan Asset Allocation - Conservative VP	Pro Forma Adjustments		Combined
Net Assets by Class
Initial Class	—	$236,857,380	—		$236,857,380
Service Class	$63,253,432	$1,050,734,119	—		$1,113,987,551
Shares Outstanding
Initial Class	—	21,972,337	—		21,972,337
Service Class	5,564,385	98,782,108	380,486	(a)	104,726,979
Net asset value per share
Initial Class	—	$10.78	—		$10.78
Service Class	$11.37	$10.64	$(11.37	)(b)	$10.64

(a)	To adjust Shares Outstanding of the Pro Forma Portfolio based on combining the Target Portfolio at the Destination Portfolio’s net asset value.
(b)	To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Portfolio based on combining the Target Portfolio at the Destination Portfolio’s net asset value.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections immediately following the discussion of Reorganization 2.

REORGANIZATION 2

TRANSAMERICA MADISON BALANCED ALLOCATION VP

(the “Target Portfolio”)

TRANSAMERICA JPMORGAN ASSET ALLOCATION - MODERATE VP

(the “Destination Portfolio”)

Summary

The following is a summary of more complete information appearing later in this Information Statement/Prospectus or incorporated herein. You should read carefully the entire Information Statement/Prospectus, including the exhibits, which include additional information that is not included in the summary and is a part of this Information Statement/Prospectus. Exhibit A is the form of Agreement and Plan of Reorganization. For a discussion of the terms of the Agreement and Plan of Reorganization, please see the section entitled “Terms of the Agreement and Plan of Reorganization” in the back of this Information Statement/Prospectus, after the discussion of the Reorganizations.

In the Reorganization, the Destination Portfolio will issue a number of its Initial Class and Service Class shares, as applicable, to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s Initial Class and Service Class shares, respectively. Although the Target Portfolio has registered Initial Class shares, it does not currently offer Initial Class shares.

The consummation of the Reorganization is not contingent on the consummation of the other Reorganization.

Both the Target Portfolio and the Destination Portfolio are managed by TAM. The Target Portfolio is sub-advised by Madison Asset Management, LLC (“Madison”) and the Destination Portfolio is sub-advised by J.P. Morgan Investment Management Inc. (“JPMorgan”). The Target Portfolio and the Destination Portfolio have the same investment objective and similar principal investment strategies and policies, and related risks. The tables below provide a comparison of certain features of the Portfolios. In the tables below, if a row extends across the entire table, the information disclosed applies to both the Destination Portfolio and the Target Portfolio.

Comparison of Transamerica Madison Balanced Allocation VP and Transamerica JPMorgan Asset Allocation – Moderate VP

	Target Portfolio	Destination Portfolio
	Transamerica Madison Balanced Allocation VP	Transamerica JPMorgan Asset Allocation – Moderate VP

Investment Objective	Seeks capital appreciation and current income.

Principal investment strategies

The portfolio’s sub-adviser, Madison (the “sub-adviser”), seeks to achieve the portfolio’s investment objective by investing its assets primarily in shares of underlying mutual funds advised by the sub-adviser and TAM-managed mutual funds (the “underlying portfolios”). Although actual allocations may vary, the portfolio’s asset allocation among asset classes is expected to be within the following ranges:

The portfolio’s sub-adviser, JPMorgan (the “sub-adviser”), currently seeks to achieve the portfolio’s investment objective by primarily investing its assets in a broad mix of underlying Transamerica funds (“underlying portfolios”).

The portfolio expects to allocate its assets among underlying portfolios with the goal of achieving exposure targets over time of approximately 50% of its net assets in equities, which may include stocks and real estate securities, and approximately 50% of its net assets in fixed income, which may include bonds, cash equivalents and other debt securities. The actual percentage allocations at any time may vary. The sub-adviser may increase equity exposure to approximately 70% of net assets or may decrease equity exposure to approximately 15%, and may increase fixed income exposure to approximately 85% of net assets or may decrease fixed income exposure to approximately 30% of net assets, subject to the portfolio’s multi-factor risk management framework. The risk management framework incorporates quantitative models and signals. Under this framework, the portfolio’s maximum equity exposure may be limited in response to individual asset class momentum signals and a portfolio level volatility signal. Notwithstanding the portfolio’s equity target and any maximum equity exposure limit imposed under the risk management framework, the sub-adviser may elect to allocate fewer assets to equities and more assets to fixed income when it believes it is advisable to do so. The portfolio may not achieve its stated asset mix goal.

0% to 5% 29% to 70% 0% to 5% 30% to 66% 0% to 15% 0% to 5%

money market funds;

debt securities (e.g., bond funds and convertible bond funds);

below-investment grade debt securities (e.g., high income funds);

equity securities (e.g., U.S. stock funds);

foreign securities (e.g., international stock and bond funds); and

alternative asset classes (e.g., real estate investment trust funds, natural resources funds and precious metal funds).

Target Portfolio	Destination Portfolio
Transamerica Madison Balanced Allocation VP	Transamerica JPMorgan Asset Allocation – Moderate VP

The portfolio’s allocation to high yield bonds will normally not exceed 5% of the portfolio’s assets. Under normal circumstances, the portfolio will, through its investments in underlying portfolios, hold at least 25% of its assets in non-convertible fixed-income securities.

The portfolio is subject to volatility constraints. Based on these constraints and the level of volatility of the equity markets, the sub-adviser may increase equity exposure to approximately 66% or may decrease equity exposure to approximately 30%. Notwithstanding the constraints, the sub-adviser may elect to allocate fewer assets to equity underlying portfolios when it believes it is advisable to do so. The constraints may result in the portfolio not achieving its stated asset mix goal.

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

In seeking to achieve the investment objective of the portfolio, the sub-adviser employs an investment process consisting of four integrated components: strategic asset allocation, underlying strategy and portfolio selection, active asset allocation and the multifactor risk management framework. For the first three components, the sub-adviser’s portfolio management team draws on the analysis produced by dedicated research and strategy teams who support the investment process by generating qualitative and quantitative research and insights on the underlying portfolios TAM has designated as available for investment by the portfolio. For the fourth component, the portfolio management team draws on the output of its multi-factor risk management framework, which is a quantitative driven process that makes asset class allocation recommendations and may impose a maximum equity exposure limit and require equity exposure reductions based on a set of individual asset class momentum signals and a portfolio level volatility signal.

As part of its investment process, the sub-adviser selects underlying equity and fixed income portfolios to invest in from the underlying portfolios TAM has designated as available for investment by the portfolio and rebalances the portfolio’s assets among the selected underlying portfolios. The underlying portfolios include portfolios sub-advised by the sub-adviser. Consistent with the portfolio’s objective and strategies, the sub-adviser is permitted to invest any portion of the portfolio’s assets in underlying portfolios which it sub-advises. When choosing among potential underlying portfolios the sub-adviser faces a conflict of interest, because it will receive additional fees when it selects underlying portfolios for which it also acts as sub-adviser. For more information on the sub-adviser’s conflicts of interest, see Appendix B – “Portfolio Managers” to the SAI.

The sub-adviser may invest up to 10% of the portfolio’s assets in ETFs to gain exposure to asset classes or sectors not otherwise accessible through the underlying mutual funds in which the portfolio otherwise invests.

Exposure to high yield bonds (commonly known as “junk bonds”) and floating rate loans together generally will not exceed 10% of the portfolio’s net assets. Junk bonds are high-risk debt securities rated below investment grade (that is, securities rated below BBB by Standard & Poor’s or Fitch or below Baa by Moody’s or, if unrated, determined to be of comparable quality by the portfolio’s sub-adviser).

Each underlying portfolio has its own investment objective, principal investment strategies and investment risks. The sub-adviser for each underlying portfolio decides which securities to purchase and sell for that underlying portfolio. The portfolio’s ability to achieve its investment objective depends largely on the performance of the underlying portfolios in which it invests. The “Underlying Portfolios” section of the prospectus lists the underlying portfolios currently available for investment by the portfolio, provides a summary of their respective investment objectives and principal investment strategies, and identifies certain risks of the underlying portfolios.

It is not possible to predict the extent to which the portfolio will be invested in a particular underlying portfolio at any time. The portfolio may be a significant shareholder in certain underlying portfolios.

The portfolio may have exposure to derivatives instruments, such as options, futures or forward contracts and swaps through its investments in the underlying portfolios. The portfolio also may, but is not required to, invest in derivative instruments such as futures contracts for a variety of purposes, including as a means to manage equity and fixed income exposure (including for purposes of complying with the risk management framework) without having to purchase or sell underlying portfolios and to increase the portfolio’s return as a non-hedging strategy that may be considered speculative. For example, when the level of market volatility is increasing, the sub-adviser may limit the portfolio’s equity exposure by shorting or selling long futures positions on an index. It is anticipated that any derivatives usage by the portfolio would primarily involve the use of exchange-traded equity index, U.S. Treasury and currency futures, but the portfolio also could utilize other types of derivatives. The use of derivatives may be deemed to involve the use of leverage because the portfolio is not required to invest the full market value of the contract upon entering into the contract but participates in gains and losses on the full contract price and because the portfolio’s use of derivative instruments may result in its exposure exceeding 100% of portfolio value. The portfolio may maintain a significant percentage of its assets in cash and cash equivalent instruments, some of which may serve as margin for the portfolio’s obligations under derivatives transactions.

The portfolio may also invest in unaffiliated funds.

The sub-adviser may change the portfolio’s asset allocations and underlying portfolios at any time without notice to shareholders and without shareholder approval.

	Target Portfolio	Destination Portfolio
	Transamerica Madison Balanced Allocation VP	Transamerica JPMorgan Asset Allocation –Moderate VP

Investment adviser	TAM

Sub–adviser	Madison	JPMorgan

Portfolio managers	David S. Hottmann, CFA – Portfolio Manager since 2011 Patrick F. Ryan, CFA – Portfolio Manager since 2011	Michael Feser, CFA – Portfolio Manager since 2016 Jeff Geller, CFA – Portfolio Manager since 2016 Grace Koo – Portfolio Manager since 2016

The Portfolios’ statement of additional information provides additional information about the portfolio manager(s)’ compensation, other accounts managed by the portfolio manager(s), and the portfolio manager(s)’ ownership of securities in the Portfolios.

Net assets (as of April 30, 2019)	$103,215,103	$6,321,116,436

Classes of Shares, Fees and Expenses

	Target Portfolio	Destination Portfolio
	Transamerica Madison Balanced Allocation VP	Transamerica JPMorgan Asset Allocation –Moderate VP

Initial Class sales charges and fees	Initial Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Initial Class shares can have up to a maximum Rule 12b-1 fee equal to an annual rate of 0.15% (expressed as a percentage of average daily net assets of the Portfolio), but TST does not intend to pay any distribution fees for Initial Class shares through May 1, 2020. TST reserves the right to pay such fees after that date.

Service Class sales charges and fees	Service Class shares are offered without an initial sales charge and are not subject to a contingent deferred sales charge. Service Class shares have a maximum Rule 12b–1 fee equal to an annual rate of 0.25% (expressed as a percentage of average daily net assets of the Portfolio), which is used to pay distribution and service fees for the sale and distribution of the Portfolio’s shares and to pay for non–distribution activities and services provided to shareholders. These services include compensation to financial intermediaries that sell Portfolio shares and/or service shareholder accounts.

Management fees	TAM receives compensation, calculated daily and paid monthly, from the Target Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.18%.	TAM receives compensation, calculated daily and paid monthly, from the Destination Portfolio at an annual rate (expressed as a specified percentage of the Portfolio’s average daily net assets) of 0.1225% of the first $10 billion; and 0.1025% in excess of $10 billion.

Fee waiver and expense limitations	TAM has contractually undertaken through May 1, 2020 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.35% for Initial Class shares and 0.60% for Service Class shares. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.	TAM has contractually undertaken through May 1, 2020 to pay expenses on behalf of the portfolio to the extent normal operating expenses (including investment advisory fees but excluding, as applicable, 12b–1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business) exceed, as a percentage of the portfolio’s average daily net assets, 0.25% for Initial Class shares and 0.50% for Service Class shares. TAM is entitled to reimbursement by the portfolio of fees waived or expenses reduced during any of the previous 36 months if on any day or month the estimated annualized portfolio operating expenses are less than the cap.

For a comparison of the gross and net expenses of the Portfolios, please see the class fee tables in “The Portfolios’ Fees and Expenses” below.

Comparison of Principal Risks of Investing in the Portfolios

Because the Portfolios have the same investment objectives and similar principal investment strategies and policies, they are subject to similar principal risks. Risk is inherent in all investing. The value of your investment in a Portfolio, as well as the amount of return you receive on your investment, may fluctuate significantly from day to day and over time. You may lose part or all of your investment in a Portfolio or your investment may not perform as well as other similar investments.

Your primary risk in investing in the Portfolios is you could lose money. You should carefully assess the risks associated with an investment in the Portfolios.

The following is a description of certain principal risks of investing in each Portfolio. Additional principal risks of the Portfolios are discussed later in this section.

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Market – The value of the portfolio’s securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, lack of liquidity in the markets or adverse investor sentiment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. The value of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. If the value of the securities owned by the portfolio fall, the value of your investment will go down. The portfolio may experience a substantial or complete loss on any individual security. In the past decade, financial markets throughout the world have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. Governmental and non-governmental issuers have defaulted on, or been forced to restructure, their debts. These market conditions may continue, worsen or spread. Events that have contributed to these market conditions include, but are not limited to, major cybersecurity events; geopolitical events (including wars and terror attacks); measures to address budget deficits; downgrading of sovereign debt; declines in oil and commodity prices; dramatic changes in currency exchange rates; and public sentiment. The European Union has experienced increasing stress for a variety of reasons, including economic downturns in various member countries. In June 2016, the United Kingdom voted to withdraw from the European Union, and additional members could do the same. The impact of these conditions and events is not yet known.

There has been significant U.S. and non-U.S. government and central bank intervention in and support of financial markets during the past decade. The Federal Reserve has reduced and begun unwinding its market support activities and has begun raising interest rates. Certain foreign governments and central banks are implementing so-called negative interest rates (e.g., charging depositors who keep their cash at a bank) to spur economic growth. Further Federal Reserve or other U.S. or non-U.S. governmental or central bank actions, including interest rate increases, unwinding of quantitative easing, or contrary actions by different governments, may not work as intended, could negatively affect financial markets generally, increase market volatility, and reduce the value and liquidity of securities in which the portfolio invests.

Policy and legislative changes in the United States and in other countries are affecting many aspects of financial regulation, and may in some instances contribute to decreased liquidity and increased volatility in the financial markets. The impact of these changes on the markets, and the practical implications for market participants, may not be fully known for some time.

Economies and financial markets throughout the world are increasingly interconnected. Economic, financial or political events, trading and tariff arrangements, terrorism, natural disasters and other circumstances in one country or region could have profound impacts on global economies or markets. As a result, whether or not the portfolio invests in securities of issuers located in or with significant exposure to the countries directly affected, the value and liquidity of the portfolio’s investments may be negatively affected.

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Management – The portfolio is subject to the risk that the investment manager’s or sub-adviser’s judgments and decisions may be incorrect or otherwise may not produce the desired results, causing the value of your investment to go down. The portfolio may also suffer losses if there are imperfections, errors or limitations in the quantitative, analytic or other tools, resources, information and data used, investment techniques applied, or the analyses employed or relied on, by the investment manager or sub-adviser, if such tools, resources, information or data are used incorrectly or otherwise do not work as intended, or if the investment manager’s or sub-adviser’s investment style is out of favor or otherwise fails to produce the desired results. In addition, the portfolio’s investment strategies or policies may change from time to time. Those changes may not lead to the results intended by the investment manager or sub-adviser and could have an adverse effect on the value or performance of the portfolio. Any of these things could cause the portfolio to lose value or its results to lag relevant benchmarks or other funds with similar objectives.

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Asset Allocation – The sub-adviser allocates the portfolio’s assets among various asset classes and underlying portfolios. These allocations may be unsuccessful in maximizing the portfolio’s return and/or avoiding investment losses, and may cause the portfolio to underperform.

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Equity Securities – Equity securities represent an ownership interest in an issuer, rank junior in a company’s capital structure and consequently may entail greater risk of loss than debt securities. Equity securities include common and preferred stocks. Stock markets are volatile and the value of equity securities may go up or down sometimes rapidly and unpredictably. Equity securities may have greater price volatility than other asset classes, such as fixed income securities. The value of equity securities fluctuates based on changes in a company’s financial condition and overall market and economic conditions. If the market prices of the equity securities owned by the portfolio fall, the value of your investment in the portfolio will decline. If the portfolio holds equity securities in a company that becomes insolvent, the portfolio’s interests in the company will rank junior in priority to the interests of debtholders and general creditors of the company.

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Fixed-Income Securities – The value of fixed-income securities may go up or down, sometimes rapidly and unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. In addition, the value of a fixed-income security may decline if the issuer or other obligor of the security fails to pay principal and/or interest, otherwise defaults or has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines. If the value of fixed-income securities owned by the portfolio fall, the value of your investment will go down. The value of your investment will generally go down when interest rates rise. Interest rates have been at historically low levels in the U.S., so the portfolio faces a heightened risk that interest rates may rise. A general rise in interest rates may cause investors to move out of fixed-income securities on a large scale, which could adversely affect the price and liquidity of fixed-income securities. A rise in rates tends to have a greater impact on the prices of longer term or duration securities.

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Foreign Investments – Investing in securities of foreign issuers or issuers with significant exposure to foreign markets involves additional risk. Foreign countries in which the portfolio may invest may have markets that are less liquid, less regulated, less transparent and more volatile than U.S. markets. The value of the portfolio’s investments may decline because of factors affecting the particular issuer as well as foreign markets and issuers generally, such as unfavorable or unsuccessful government actions, reduction of government or central bank support, political or financial instability or other adverse economic or political developments. Lack of information and weaker accounting standards also may affect the value of these securities.

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Underlying Portfolios – Because the portfolio invests its assets in various underlying portfolios, its ability to achieve its investment objective depends largely on the performance of the underlying securities or assets held by those underlying portfolios. Each of the underlying portfolios in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying portfolios’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying portfolio will be achieved. To the extent that the portfolio invests more of its assets in one underlying portfolio than in another, the portfolio will have greater exposure to the risks of that underlying portfolio. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying portfolios in which it invests. The “List and Description of Underlying Portfolios” section of the portfolio’s prospectus identifies certain risks of each underlying portfolio.

Each Portfolio is subject to the following additional principal risks (in alphabetical order):

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Active Trading – The portfolio may purchase and sell securities without regard to the length of time held. Active trading may have a negative impact on performance by increasing transaction costs. During periods of market volatility, active trading may be more pronounced.

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Allocation Conflicts – The sub-adviser is subject to conflicts of interest in allocating the portfolio’s assets among underlying portfolios. The sub-adviser serves as sub-adviser to certain underlying portfolios in which the portfolio may invest. The sub-adviser will receive more revenue when it selects an underlying portfolio it sub-advises for inclusion in the portfolio. TAM has an incentive to include Transamerica funds, including funds sub-advised by an affiliate of TAM, as investment options for the portfolio.

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Commodities and Commodity-Related Securities – To the extent the portfolio invests in commodities, instruments whose performance is linked to the price of an underlying commodity or commodity index or the securities of issuers in commodity-related businesses or industries, the portfolio will be subject to the risks of investing in commodities, including regulatory, economic and political developments, weather events and natural disasters and market disruptions. The portfolio’s investment exposure to the commodities markets may subject the portfolio to greater volatility. Commodities and commodity-linked investments may be less liquid than other investments. Commodity-linked investments are subject to the credit risks associated with the issuer, and their values may decline substantially if the issuer’s creditworthiness deteriorates.

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Convertible Securities – Convertible securities are subject to risks associated with both fixed income and equity securities. When the underlying common stock falls in value, the market price of the convertible security may be more influenced by the security’s yield and fixed income characteristics. When the underlying common stock rises in value, the market price may be more influenced by the equity conversion features. Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality.

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Counterparty – The portfolio will be subject to credit risk with respect to counterparties to derivatives, repurchase agreements and other financial contracts entered into by the portfolio or held by special purpose or structured vehicles in which the portfolio invests. Adverse changes to counterparties (including derivatives exchanges and clearinghouses) may cause the value of financial contracts to go down. If a counterparty becomes bankrupt or otherwise fails to perform its obligations, the value of your investment in the portfolio may decline.

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Credit – If an issuer or other obligor (such as a party providing insurance or other credit enhancement) of a security held by the portfolio or a counterparty to a financial contract with the portfolio defaults or is downgraded, or is perceived to be less creditworthy, or if the value of any underlying assets declines, the value of your investment will typically decline. A decline may be significant, particularly in certain market environments. Below investment grade, high-yield debt securities (commonly known as “junk” bonds) have a higher risk of default and are considered speculative. Subordinated securities are more likely to suffer a credit loss than non-subordinated securities of the same issuer and will be disproportionately affected by a default, downgrade or perceived decline in creditworthiness.

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Currency – The value of investments in securities denominated in foreign currencies increases or decreases as the rates of exchange between those currencies and the U.S. dollar change. Currency conversion costs and currency fluctuations could reduce or eliminate investment gains or add to investment losses. Currency exchange rates can be volatile and may fluctuate significantly over short periods of time, and are affected by factors such as general economic conditions, the actions of the U.S. and foreign governments or central banks, the imposition of currency controls, and speculation.

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Cybersecurity – Cybersecurity incidents may allow an unauthorized party to gain access to portfolio assets, shareholder data (including private shareholder information), and/or proprietary information, or cause the portfolio, TAM, a sub-adviser and/or the portfolio’s other service providers (including, but not limited to, fund accountants, custodians, sub-custodians, transfer agents and financial intermediaries) to suffer data breaches, data corruption or loss of operational functionality. A cybersecurity incident may disrupt the processing of shareholder transactions, impact the portfolio’s ability to calculate its net asset values, and prevent shareholders from redeeming their shares.

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Derivatives – Using derivatives exposes the portfolio to additional or heightened risks and can increase portfolio losses and reduce opportunities for gains when market prices, interest rates, currencies, or the derivatives themselves, behave in a way not anticipated. Using derivatives may have a leveraging effect, increase portfolio volatility and not produce the result intended. Certain derivatives have the potential for unlimited loss, regardless of the size of the initial investment. Even a small investment in derivatives can have a disproportionate impact on the portfolio. Derivatives may be difficult to sell, unwind or value, and the counterparty (including, if applicable, the portfolio’s clearing broker, the derivatives exchange or the clearinghouse) may default on its obligations to the portfolio. Derivatives are generally subject to the risks applicable to the assets, rates, indices or other indicators underlying the derivative. The value of a derivative may fluctuate more or less than, or otherwise not correlate well with, the underlying assets, rates, indices or other indicators to which it relates. The portfolio may be required to segregate or earmark liquid assets or otherwise cover its obligations under derivatives transactions and may have to liquidate positions before it is desirable in order to meet these segregation and coverage requirements. Use of derivatives may have different tax consequences for the portfolio than an investment in the underlying security, and those differences may affect the amount, timing and character of income distributed to shareholders. The U.S. government and foreign governments are in the process of adopting and implementing regulations governing derivatives markets, including mandatory clearing of certain derivatives, margin and reporting requirements. There may be additional regulation of the use of derivatives by registered investment companies, such as the portfolio, which could significantly affect their use. The ultimate impact of the regulations remains unclear. Additional regulation of derivatives may make derivatives more costly, limit their availability or utility, otherwise adversely affect their performance, limit portfolio investments in derivatives, or disrupt markets. For additional information regarding derivatives, see “More on Risks of Investing in the Portfolios—More on Principal Risks: Derivatives” in the prospectus.

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Extension – When interest rates rise, repayments of fixed income securities, particularly asset- and mortgage-backed securities, may occur more slowly than anticipated, extending the effective duration of these fixed income securities at below market interest rates and causing their market prices to decline more than they would have declined due to the rise in interest rates alone. This may cause the portfolio’s share price to be more volatile or go down.

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Growth Stocks – Returns on growth stocks may not move in tandem with returns on other categories of stocks or the market as a whole. Growth stocks typically are particularly sensitive to market movements because their market prices tend to reflect future expectations. When it appears those expectations may not be met, the prices of growth securities typically fall. Growth stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “value” stocks.

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High-Yield Debt Securities – High-yield debt securities, commonly referred to as “junk” bonds, are securities that are rated below “investment grade” or, if unrated, determined to be below investment grade by the sub-adviser. Changes in interest rates, the market’s perception of the issuers, the creditworthiness of the issuers and negative perceptions of the junk bond market generally may significantly affect the value of these bonds. Junk bonds are considered speculative, have a higher risk of default, tend to be less liquid and may be more difficult to value than higher grade securities. Junk bonds tend to be volatile and more susceptible to adverse events, credit downgrades and negative sentiments.

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Interest Rate – Interest rates in the U.S. have been at historically low levels, so the portfolio faces a heightened risk that interest rates may rise. The value of fixed income securities generally goes down when interest rates rise, and therefore the value of your investment in the portfolio may also go down. Debt securities have varying levels of sensitivity to changes in interest rates. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. A general rise in interest rates may cause investors to move out of fixed income securities on a large scale, which could adversely affect the price and liquidity of fixed income securities and could also result in increased redemptions from the portfolio.

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Investments in Affiliated Portfolios – A substantial portion of the portfolio’s assets are invested in underlying Transamerica portfolios. The portfolio’s investment manager, TAM, is subject to conflicts of interest in connection with the allocation by the portfolio’s sub-adviser of the portfolio’s assets among the underlying portfolios. For example, TAM has an incentive for the sub-adviser to allocate the portfolio’s assets to those underlying portfolios paying the highest net management fees to TAM or to those underlying portfolios for which an affiliate of TAM serves as the sub-adviser. A further discussion of actual and potential conflicts of interest appears in “More on Risks of Investing in the Portfolios—More on Certain Additional Risks: Conflicts of Interest” in the prospectus and in the statement of additional information.

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Legal and Regulatory – Legal and regulatory changes could occur that may adversely affect the portfolio, its investments, and its ability to pursue its investment strategies and/or increase the costs of implementing such strategies. New or revised laws or regulations may be imposed by the U.S. Securities and Exchange Commission, the U.S. Commodity Futures Trading Commission, the Internal Revenue Service, the U.S. Federal Reserve or other governmental regulatory authorities or self-regulatory organizations that could adversely affect the portfolio. The portfolio also may be adversely affected by changes in the enforcement or interpretation of existing statutes and rules by governmental regulatory authorities or self-regulatory organizations.

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Leveraging – The value of your investment may be more volatile to the extent that the portfolio borrows or uses derivatives or other investments, such as ETFs, that have embedded leverage. Other risks also will be compounded because leverage generally magnifies the effect of a change in the value of an asset and creates a risk of loss of value on a larger pool of assets than the portfolio would otherwise have. The use of leverage is considered to be a speculative investment practice and may result in the loss of a substantial amount, and possibly all, of the portfolio’s assets. The portfolio also may have to sell assets at inopportune times to satisfy its obligations or meet segregation or coverage requirements.

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Liquidity – The portfolio may make investments that are illiquid or that become illiquid after purchase. Investments may become illiquid due to the lack of an active market, a reduced number of traditional market participants, or reduced capacity of traditional market participants to make a market in securities. The liquidity and value of investments can deteriorate rapidly and those investments may be difficult or impossible for the portfolio to sell, particularly during times of market turmoil. Illiquid investments can be difficult to value, may trade at a discount from comparable, more liquid investments, and may be subject to wide fluctuations in value. As a general matter, dealers recently have been less willing to make markets for fixed income securities. If the portfolio is forced to sell an illiquid investment to meet redemption requests or other cash needs, the portfolio may be forced to sell at a loss. The portfolio may not receive its proceeds from the sale of certain securities for an extended period (for example, several weeks or even longer).

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Model and Data – If quantitative models, algorithms or calculations (whether proprietary and developed by the sub-adviser or supplied by third parties) (“Models”) or information or data supplied by third parties (“Data”) prove to be incorrect or incomplete, any decisions made, in whole or part, in reliance thereon expose the portfolio to additional risks. Models can be predictive in nature. The use of predictive Models has inherent risks. The success of relying on or otherwise using Models depends on a number of factors, including the validity, accuracy and completeness of the Model’s development, implementation and maintenance, the Model’s assumptions, factors, algorithms and methodologies, and the accuracy and reliability of the supplied historical or other Data. Models rely on, among other things, correct and complete Data inputs. If incorrect Data is entered into even a well-founded Model, the resulting information will be incorrect. However, even if Data is input correctly, Model prices may differ substantially from market prices, especially for securities with complex characteristics. Investments selected with the use of Models may perform differently than expected as a result of the design of the Model, inputs into the Model or other factors. There also can be no assurance that the use of Models will result in effective investment decisions for the portfolio.

•

Prepayment or Call – Many issuers have a right to prepay their fixed income securities. Issuers may be more likely to prepay their securities if interest rates fall. If this happens, the portfolio will not benefit from the rise in the market price of the securities that normally accompanies a decline in interest rates and will be forced to reinvest prepayment proceeds at a time when yields on securities available in the market are lower than the yield on prepaid securities. The portfolio may also lose any premium it paid on prepaid securities.

•

Real Estate Securities – Investments in the real estate industry are subject to risks associated with direct investment in real estate. These risks include declines in the value of real estate, adverse general and local economic conditions, increased competition, overbuilding and changes in operating expenses, property taxes or interest rates.

•

REITs – Investing in real estate investment trusts (“REITs”) involves unique risks. When the portfolio invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have lower trading volumes and may be subject to more abrupt or erratic price movements than the overall securities markets. In addition to its own expenses, the portfolio will indirectly bear its proportionate share of any management and other expenses paid by REITs in which it invests. U.S. REITs are subject to a number of highly technical tax-related rules and requirements; and a U.S. REIT’s failure to qualify for the favorable U.S. federal income tax treatment generally available to U.S. REITs could result in corporate-level taxation, significantly reducing the return on an investment to the portfolio.

•

Small and Medium Capitalization Companies – The portfolio will be exposed to additional risks as a result of its investments in the securities of small or medium capitalization companies. Small or medium capitalization companies may be more at risk than large capitalization companies because, among other things, they may have limited product lines, operating history, market or financial resources, or because they may depend on a limited management group. The prices of securities of small and medium capitalization companies generally are more volatile than those of large capitalization companies and are more likely to be adversely affected than large capitalization companies by changes in earnings results and investor expectations or poor economic or market conditions. Securities of small and medium capitalization companies may underperform large capitalization companies, may be harder to sell at times and at prices the portfolio managers believe appropriate and may offer greater potential for losses.

•

Valuation – The sales price the portfolio could receive for any particular portfolio investment may differ from the portfolio’s valuation of the investment, particularly for securities that trade in thin or volatile markets, that are priced based upon valuations provided by third-party pricing services that use matrix or evaluated pricing systems, or that are valued using a fair value methodology. Investors who purchase or redeem portfolio shares on days when the portfolio is holding fair-valued securities may receive fewer or more shares or lower or higher redemption proceeds than they would have received if the portfolio had not fair-valued securities or had used a different valuation methodology. The portfolio’s ability to value its investments may be impacted by technological issues and/or errors by pricing services or other third party service providers.

•

Value Investing – The prices of securities the sub-adviser believes are undervalued may not appreciate as anticipated or may go down. The value approach to investing involves the risk that stocks may remain undervalued, undervaluation may become more severe, or perceived undervaluation may actually represent intrinsic value. Value stocks as a group may be out of favor and underperform the overall equity market for a long period of time, for example, while the market favors “growth” stocks.

The Destination Portfolio is subject to the following additional principal risks (in alphabetical order):

•

Asset Class Variation – The underlying portfolios invest principally in the securities constituting their asset class (i.e., equity or fixed income). However, an underlying portfolio may vary the percentage of its assets in these securities (subject to any applicable regulatory requirements). Depending upon the percentage of securities in a particular asset class held by the underlying portfolios at any given time, and the percentage of the portfolio’s assets invested in various underlying portfolios, the portfolio’s actual exposure to the securities in a particular asset class may vary substantially from its target allocation for that asset class.

•

Currency Hedging – The portfolio may hedge its currency risk using currency futures, forwards or options. However, hedging strategies and/or these instruments may not always work as intended, and a portfolio may be worse off than if it had not used a hedging strategy or instrument.

•

Emerging Markets – Investments in the securities of issuers located in or principally doing business in emerging markets are subject to heightened foreign investments risks. Emerging market countries tend to have economic, political and legal systems and regulatory and accounting standards that are less fully developed, and that can be expected to be less stable. For example, the economies of such countries can be subject to rapid and unpredictable rates of inflation or deflation. Emerging market countries may have policies that restrict investment by foreigners or that prevent foreign investors from withdrawing their money at will. Emerging market securities are often particularly sensitive to market movements because their market prices tend to reflect speculative expectations. Low trading volumes may result in a lack of liquidity and in extreme price volatility. The portfolio may be required to establish special custody or other arrangements before investing in emerging market countries. An investment in emerging market securities should be considered speculative.

•

Floating Rate Loans – Floating rate loans are often made to borrowers whose financial condition is troubled or highly leveraged. These loans frequently are rated below investment grade and are therefore subject to “High-Yield Debt Securities” risk. There is no public market for floating rate loans and the loans may trade infrequently and be subject to wide bid/ask spreads. Many floating rate loans are subject to restrictions on resale. Floating rate loans may have trade settlement periods in excess of seven days, which may result in the portfolio not receiving proceeds from the sale of a loan for an extended period. As a result, the portfolio may be subject to greater “Liquidity” risk than a fund that does not invest in floating rate loans and the portfolio may be constrained in its ability to meet its obligations (including obligations to redeeming shareholders). The lack of an active trading market may also make it more difficult to value floating rate loans. Rising interest rates can lead to increased default rates as payment obligations increase.

•

Focused Investing – To the extent the portfolio invests in a limited number of countries, regions, sectors, industries or market segments, in a limited number of issuers, or in issuers in related businesses or that are subject to related operating risks, the portfolio will be more susceptible to negative events affecting those countries, regions, sectors, industries, segments or issuers, and the value of its shares may be more volatile than if invested more widely. Local events, such as political upheaval, financial troubles, or natural disasters may disrupt a country’s or region’s securities markets. Geographic risk is especially high in emerging markets.

•

Frontier Markets – Frontier market countries generally have smaller economies and even less developed capital markets than emerging market countries, and, as a result, the risks of investing in emerging market countries are magnified in frontier market countries. The magnification of risks are the result of: potential for extreme price volatility and illiquidity in frontier markets; government ownership or control of parts of private sector and of certain companies; trade barriers, exchange controls, managed adjustments in relative currency values and other protectionist measures imposed or negotiated by the countries with which frontier market countries trade; and the relatively new and unsettled securities laws in many frontier market countries.

•

Loans – Loans are subject to the credit risk of nonpayment of principal or interest. Economic downturns or increases in interest rates may cause an increase in defaults, interest rate risk and liquidity risk. Loans may or may not be collateralized at the time of acquisition, and any collateral may be relatively illiquid or lose all or substantially all of its value subsequent to investment. In the event of bankruptcy of a borrower, the portfolio could experience delays or limitations with respect to its ability to realize the benefits of any collateral securing a loan. Junior loans, which have a lower place in the borrower’s capital structure than senior loans and may be unsecured, involve a higher degree of overall risk than senior loans of the same borrower. The portfolio’s investments in loans are also subject to prepayment or call risk. Loans may have settlement periods in excess of seven days. Failure to receive sales proceeds on a timely basis may constrain the portfolio’s ability to meet its obligations (including obligations to redeeming shareholders).

•

Preferred Stock – Preferred stock’s right to dividends and liquidation proceeds is junior to the rights of a company’s debt securities. The value of preferred stock may be subject to factors that affect fixed income and equity securities, including changes in interest rates and in a company’s creditworthiness. The value of preferred stock tends to vary more with fluctuations in the underlying common stock and less with fluctuations in interest rates and tends to exhibit greater volatility. Shareholders of preferred stock may suffer a loss of value if dividends are not paid and have limited voting rights.

•

Risk Management Framework – The portfolio is subject to a multi-factor risk management framework that is intended to reduce equity exposure under certain market conditions. This framework may impose a maximum equity exposure limit for the portfolio in response to individual asset class momentum signals and a portfolio level volatility signal. The framework is intended to improve the portfolio’s absolute and risk-adjusted returns but may not work as intended. The framework may result in the portfolio not achieving its stated asset mix goal or may cause the portfolio to underperform, possibly significantly. Because market conditions change, sometimes rapidly and unpredictably, the success of the framework also will be subject to the sub-adviser’s ability to implement the framework in a timely and efficient manner. The framework may limit the portfolio’s ability to participate in rising markets and may increase transaction costs at the portfolio and/or underlying portfolio level. The framework incorporates quantitative models and signals. If those models or signals prove to be flawed or for other reasons do not produce the desired results, any decisions made in reliance thereon may expose the portfolio to additional risks and losses. The use of models has inherent risks, and the success of relying on or otherwise using a model depends, among other things, on the accuracy and completeness of the model’s development, implementation and maintenance; on the model’s assumptions and methodologies; and on the accuracy and reliability of the inputs and output of the model. The framework also serves to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The framework also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to a risk management framework. The use of derivatives in connection with the framework may expose the portfolio to different and potentially greater risks than if it had only invested in underlying portfolios.

•

Short Positions – The portfolio may enter into derivatives transactions that have a similar economic effect as short sales such as taking short positions in futures contracts. The portfolio will incur a loss as a result of a short position if the price of the asset sold short increases in value between the date of the short position sale and the date on which an offsetting position is purchased. Short positions may be considered speculative transactions and involve special risks that could cause or increase losses or reduce gains, including greater reliance on the sub-adviser’s ability to accurately anticipate the future value of a security or instrument, potentially higher transaction costs, and imperfect correlation between the actual and desired level of exposure. Because the portfolio’s potential loss on a short position arises from increases in the value of the asset sold short, the extent of such loss, like the price of the asset sold short, is theoretically unlimited.

•

Sovereign Debt – Sovereign debt instruments are subject to the risk that the governmental entity may delay or fail to pay interest or repay principal on its sovereign debt. If a governmental entity defaults, it may ask for more time in which to pay or for further loans. There may be no established legal process for collecting sovereign debt that a government does not pay, nor are there bankruptcy proceedings through which all or part of the sovereign debt that a governmental entity has not repaid may be collected.

•

U.S. Government Agency Obligations – Government agency obligations have different levels of credit support and, therefore, different degrees of credit risk. Securities issued by agencies and instrumentalities of the U.S. government that are supported by the full faith and credit of the U.S. generally present a lesser degree of credit risk than securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the issuer’s right to borrow from the U.S. Treasury and securities issued by agencies and instrumentalities sponsored by the U.S. government that are supported only by the credit of the issuing agencies.

The Target Portfolio is subject to the following additional principal risks (in alphabetical order):

•

Money Market Funds – An investment in a money market fund is not a bank deposit, and is not insured or guaranteed by the Federal Deposit Insurance Corporation (“FDIC”) or any other government agency. Although many money market funds seek to maintain a stable net asset value of $1.00 per share, it is possible to lose money by investing in such money market funds. Certain other money market funds float their net asset value. An investment in a money market fund is not guaranteed and it is possible for the fund to lose money by investing in money market funds.

•

Mortgage-Related and Asset-Backed Securities – The value of mortgage-related and asset-backed securities will be influenced by factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset values, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities may be issued by private issuers, by government-sponsored entities such as Fannie Mae or Freddie Mac or by agencies of the U.S. government, such as Ginnie Mae. Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by real property. Unlike mortgage-related securities issued or guaranteed by agencies of the U.S. government or government-sponsored entities, mortgage-related securities issued by private issuers do not have a government or government-sponsored entity guarantee (but may have other credit enhancement), and may, and frequently do, have less favorable collateral, credit risk or other underwriting characteristics. Asset-backed securities represent participations in, or are secured by and payable from, assets such as installment sales or loan contracts, leases, credit card receivables and other categories of receivables. The value of mortgage-backed and asset-backed securities may be affected by changes in credit quality or value of the mortgage loans or other assets that support the securities. Mortgage-backed and asset-backed securities are subject to prepayment or call and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets. The risk of default is generally higher in the case of mortgage-backed investments that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less information available than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the portfolio may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.

•

Underlying Exchange-Traded Funds – To the extent the portfolio invests its assets in underlying ETFs, its ability to achieve its investment objective will depend in part on the performance of the underlying ETFs in which it invests. Investing in underlying ETFs subjects the portfolio to the risks of investing in the underlying securities or assets held by those ETFs. Each of the underlying ETFs in which the portfolio may invest has its own investment risks, and those risks can affect the value of the underlying ETFs’ shares and therefore the value of the portfolio’s investments. There can be no assurance that the investment objective of any underlying ETF will be achieved. To the extent that the portfolio invests more of its assets in one underlying ETF than in another, the portfolio will have greater exposure to the risks of that underlying ETF. In addition, the portfolio will bear a pro rata portion of the operating expenses of the underlying ETFs in which it invests.

•

Volatility Constraints – The portfolio is subject to volatility constraints. Under these constraints, the maximum amount of exposure to the equities of the portfolio is based, in part, on the level of volatility of and changes in the equity markets. The constraints are intended to improve absolute and risk-adjusted returns but may not work as intended. The constraints may result in the portfolio not achieving its stated asset mix goal. The constraints are based on algorithms. If the algorithms prove to be incorrect or incomplete, any decisions made in reliance thereon expose the portfolio to additional risks. The use of algorithms has inherent risks, and the success of relying on or otherwise using an algorithm depends, among other things, on the validity, accuracy and completeness of the algorithm’s development, implementation and maintenance; on the algorithm’s assumptions and methodologies; and on the accuracy and reliability of the supplied data. Because market conditions change, sometimes rapidly and unpredictably, the success of the constraints also will be subject to the sub-adviser’s ability to implement the constraints in a timely and efficient manner. The constraints may result in periods of underperformance, may limit the portfolio’s ability to participate in rising markets, may increase transaction costs at the portfolio and/or underlying portfolio level, and may result in substantial losses if they do not work as intended. The constraints also serve to reduce the risk to the Transamerica insurance companies that provide guaranteed benefits under certain variable contracts from equity market volatility and to facilitate their provision of those guaranteed benefits. The constraints also may have the effect of limiting the amount of guaranteed benefits. The portfolio’s performance may be lower than similar portfolios that are not subject to volatility constraints.

The Portfolios’ Past Performance

The bar charts and the tables below provide some indication of the risks of investing in the Portfolios by showing you how the performance of each Portfolio’s shares has varied from year to year since inception, and how the average annual total returns of each Portfolio’s shares for different periods compare to the returns of a broad measure of market performance. Absent any applicable limitation of or cap on a Portfolio’s expenses, performance would have been lower. The Target Portfolio does not currently offer Initial Class shares. The Destination Portfolio’s Service Class shares and Initial Class shares will have different performance because they have different expenses. For those classes that have higher expenses, performance would have been lower. The performance calculations do not reflect charges or deductions that are, or may be, imposed under your variable life insurance policy or variable annuity contract; if they did, the performance would have been lower. A Portfolio’s past performance (before and after taxes) is not necessarily an indication of how the Portfolio will perform in the future. Following the Reorganization, the Destination Portfolio will be the surviving fund for accounting and performance purposes.

Updated performance information is available at no charge by calling the Portfolios’ toll-free number at 1-800-851-9777 or by visiting the Portfolios’ website at www.transamericaseriestrust.com/content/Performance.aspx.

Prior to July 1, 2016, the Destination Portfolio had a different sub-adviser and used different investment strategies. The performance set forth from May 1, 2014 to that date is attributable to that previous sub-adviser. From April 17, 2012 to May 1, 2014, the Destination Portfolio was directly managed by TAM, and performance during that period is attributable to TAM. Prior to April 17, 2012, the Destination Portfolio had a different portfolio construction manager, and performance set forth prior to that date is attributable to that previous portfolio construction manager.

Transamerica Madison Balanced Allocation VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	03/31/2013	4.98%
Worst Quarter:	12/31/2018	-5.97%
Year-to-date return	6/30/2019	11.20%

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	Since Inception	Inception Date
Service Class	-3.87%	3.42%	4.61%	05/01/2011
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	2.69%
Russell 3000® Index[1] (reflects no deduction for fees, expenses or taxes)	-5.24%	7.91%	10.14%
Transamerica Madison Balanced Allocation VP Blended Benchmark[2] (reflects no deduction for fees, expenses or taxes)	-3.17%	4.71%	5.85%

[1]	“Russell®” and other service marks and trademarks related to the Russell indexes are trademarks of the London Stock Exchange Group companies.
[2]

The Transamerica Madison Balanced Allocation VP Blended Benchmark consists of the following: Bloomberg Barclays US Aggregate Bond Index, 50%, Russell 1000® Index[1], 38%, MSCI World Index ex-U.S., 10% and Russell 2000® Index[1], 2%.

Transamerica JPMorgan Asset Allocation - Moderate VP

Annual Total Returns (calendar years ended December 31) – Service Class

	Quarter Ended	Return
Best Quarter:	6/30/2009	13.16%
Worst Quarter:	12/31/2018	-7.46%
Year-to-date return	6/30/2019	8.97%

Average Annual Total Returns (periods ended December 31, 2018)

	1 Year	5 Years	10 Years	Inception Date
Service Class	-5.35%	2.97%	7.14%	05/01/2003
Initial Class	-5.13%	3.23%	7.41%	05/01/2002
Wilshire 5000 Total Market IndexSM (reflects no deduction for fees, expenses or taxes)	-5.29%	7.69%	13.21%
Bloomberg Barclays US Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	0.01%	2.52%	3.48%

The Portfolios’ Fees and Expenses

Shareholders of the Portfolios pay various fees and expenses, either directly or indirectly. The table below shows the fees and expenses that you would pay if you were to buy and hold shares of each Portfolio, but it does not reflect any charges that are, or may be, imposed under the policies or the annuity contracts. If such charges were reflected, fees would be higher. Unless otherwise noted, the fees and expenses for the Target Portfolio and Destination Portfolio in the tables appearing below are based on the fees and expenses for the fiscal year ended December 31, 2018. The table also shows the pro forma expenses of the combined Destination Portfolio after giving effect to the Reorganization based on pro forma net assets as of April 30, 2019. Pro forma numbers are estimated in good faith and are hypothetical. Actual expenses may vary significantly.

	Transamerica Madison Balanced Allocation VP		Transamerica JPMorgan Asset Allocation - Moderate VP		Combined Portfolios (Pro Forma)
	Initial Class		Initial Class		Initial Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None		None
Maximum deferred sales charge (load) (as a % of purchase price or redemption proceeds, whichever is lower)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.18%		0.12%		0.12%
Distribution and Service (12b–1) Fees(1)	0.00%		0.00%		0.00%
Other Expenses	0.05	%(2)	0.03%		0.02%
Acquired fund fees and expenses(3)	0.66%		0.66%		0.66%
Total Annual Fund Operating Expenses	0.89	%(4)	0.81	%(5)	0.80	%(5)
	Transamerica Madison Balanced Allocation VP		Transamerica JPMorgan Asset Allocation - Moderate VP		Combined Portfolios (Pro Forma)
	Service Class		Service Class		Service Class
Shareholder Fees (fees paid directly from your investment)
Maximum sales charge (load) imposed on purchases (as a % of offering price)	None		None		None
Maximum deferred sales charge (load) (as a % of purchase price or redemption proceeds, whichever is lower)	None		None		None
Annual Fund Operating Expenses (expenses that you pay each year as a % of the value of your investment)
Management Fees	0.18%		0.12%		0.12%
Distribution and Service (12b–1) Fees	0.25%		0.25%		0.25%
Other Expenses	0.05%		0.03%		0.02%
Acquired fund fees and expenses(3)	0.66%		0.66%		0.66%
Total Annual Fund Operating Expenses	1.14	%(4)	1.06	%(5)	1.05	%(5)

(1)

The portfolio does not intend to pay any 12b-1 fees on Initial Class shares through May 1, 2020. The maximum 12b-1 fee on Initial Class shares is 0.15%. The portfolio reserves the right to pay such fees after that date.

(2)	Other expenses for Initial Class shares are based on estimates for the current fiscal year.
(3)

Acquired fund fees and expenses reflect the portfolio’s pro rata share of the fees and expenses incurred by investing in other investment companies. Acquired fund fees and expenses are not included in the calculation of the ratios of expenses to average net assets shown in the Financial Highlights section of the portfolio’s prospectus.

(4)

Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2020 to waive fees and/or reimburse portfolio expenses to the extent total annual fund operating expenses exceed 0.35% for Initial Class shares and 0.60% for Service Class shares, including investment advisory fees but excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

(5)

Contractual arrangements have been made with the portfolio’s investment manager, TAM, through May 1, 2020 to waive fees and/or reimburse portfolio expenses to the extent total annual fund operating expenses exceed 0.25% for Initial Class shares and 0.50% for Service Class shares, including investment advisory fees but excluding, as applicable, 12b-1 fees, acquired fund fees and expenses, interest, taxes, brokerage commissions, dividend and interest expenses on securities sold short, extraordinary expenses and other expenses not incurred in the ordinary course of the portfolio’s business. These arrangements cannot be terminated prior to May 1, 2020 without the Board of Trustees’ consent. TAM is permitted to recapture amounts waived and/or reimbursed to a class during any of the 36 months from the date on which TAM waived fees and/or reimbursed expenses for the class. A class may reimburse TAM only if such reimbursement does not cause, on any particular business day of the fund, the class’s total annual operating expenses (after the reimbursement is taken into account) to exceed the applicable limits described above or any other lower limit then in effect.

Example

The hypothetical example below helps you compare the cost of investing in each Portfolio. The example assumes that:

•	you invest $10,000 in each Portfolio;

•	you reinvest all dividends and distributions without a sales charge;

•	you hold your shares for the time periods shown and then redeem all of your shares at the end of those periods;

•	your investment has a 5% annual return (this assumption is required by the SEC and is not a prediction of the Portfolio’s future performance); and

•	each Portfolio’s operating expenses remain the same.

The example also assumes no fees for variable life insurance policies or variable annuity contracts, if applicable. Costs are the same whether you redeem at the end of any period or not. Pro forma expenses are included assuming the consummation of the Reorganization of the Portfolio. The example is for comparison purposes only and is not a representation of any Portfolio’s actual expenses or returns, either past or future. Because actual return and expenses will be different, the example is for comparison only.

Number of Years You Own your Shares	Transamerica Madison Balanced Allocation VP	Transamerica JPMorgan Asset Allocation - Moderate VP	Combined Portfolios (Pro Forma)
Initial Class
Year 1	$91	$83	$82
Year 3	$284	$259	$255
Year 5	$493	$450	$444
Year 10	$1,096	$1,002	$990
Service Class
Year 1	$116	$108	$107
Year 3	$362	$337	$334
Year 5	$628	$585	$579
Year 10	$1,386	$1,294	$1,283

Portfolio Turnover

Each Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example above, affect a Portfolio’s performance. During the Target Portfolio’s most recent fiscal year ended December 31, 2018, the portfolio turnover rate was 73% of the average value of the Target Portfolio’s portfolio. During the Destination Portfolio’s most recent fiscal year ended December 31, 2018, the portfolio turnover rate was 14% of the average value of the Destination Portfolio’s portfolio.

Reasons for the Proposed Reorganization

At a meeting held on June 19-20, 2019, the Board of the Target Portfolio, including its Independent Trustees, has unanimously determined that the proposed Reorganization would be in the best interests of the Target Portfolio and would not dilute the interests of the existing shareholders of the Target Portfolio. The same Board oversees the Destination Portfolio, and both the full Board and the Independent Trustees also have unanimously determined that the Reorganization would be in the best interests of the Destination Portfolio and would not dilute the interests of the existing shareholders of the Destination Portfolio. The Board believes that the proposed Reorganization will be advantageous to the shareholders of each Portfolio. In determining whether to approve the Reorganization, the Trustees considered the potential impact of the proposed Reorganization on the Portfolios’ shareholders and a variety of considerations that they believed to be relevant, in light of the legal advice furnished to them by fund counsel, independent legal counsel, and made a decision in the exercise of their own business judgment. The Trustees based their determinations on the considerations set forth below, among others, although they did not identify any consideration or particular item of information that was controlling of their determinations and each Trustee may have attributed different weights to the various factors considered.

General Considerations

•	The Trustees considered that TAM believes the Target Portfolio’s growth prospects are constrained by limited distribution opportunities.

•

The Trustees considered that TAM believes that the larger combined asset base resulting from the Reorganization will offer the potential for greater operating efficiencies and economies of scale, including the ability to effect larger portfolio transactions, diversify holdings, lower expense ratios and spread fixed costs over a larger asset base.

•

The Trustees considered that TAM believes that the Reorganization would eliminate redundancies in the TST’s product line, strengthening TAM’s ability to pursue investment and marketing opportunities that may benefit the Destination Portfolio.

Fees and Expenses

•

The Trustees assessed the information that was provided in advance of the meeting of the Trustees regarding fees and expenses for the Portfolios involved in the Reorganization, as well as projected expense ratios of the Destination Portfolio following the Reorganization.

•

The Trustees considered that, based on the anticipated asset levels following the Reorganization, the Destination Portfolio’s management fee and total expenses are expected to be lower than that of the Target Portfolio.

•	The Trustees considered that the Destination Portfolio shareholders are expected to benefit from lower total expenses as a result of the Reorganization.

•	The Trustees considered that the costs of the Reorganization would be borne by TAM.

Investment Performance

•

The Trustees considered the relative investment performance of the Portfolios and whether performance and investment flexibility have the potential to be enhanced if the assets of each Portfolio are combined.

•

The Trustees considered that the Destination Portfolio and the Target Portfolio have different sub-advisers, and that the Destination Portfolio has generated more consistent and better absolute returns than the Target Portfolio since the Destination Portfolio’s current sub-adviser began sub-advising the Destination Portfolio on July 1, 2016 through March 31, 2019.

Tax Consequences

•

The Trustees considered that the Reorganization is not expected to result in the recognition of gain or loss for U.S. federal income tax purposes by the Destination Portfolio shareholders, the Target Portfolio shareholders, the Destination Portfolio or the Target Portfolio.

•	The Trustees considered the expected tax treatment of the Reorganization as a “reorganization” within the meaning of Section 368 of the Code for federal income tax purposes.

Investment Program

•

The Trustees considered the investment objectives and policies of the Destination Portfolio and their compatibility with those of the Target Portfolio. In this regard, the Trustees noted that the investment objectives of the Target Portfolio and the Destination Portfolio are the same and the investment strategies, although different in some respects, are similar as both Portfolios primarily invest in a broad mix of underlying mutual funds.

•

The Trustees considered that TAM is the adviser to the Target Portfolio and the Destination Portfolio and that Madison is the sub–adviser to the Target Portfolio and JPMorgan is the sub-adviser to the Destination Portfolio.

Other Considerations

•	The Trustees considered the terms and conditions of the Agreement and Plan of Reorganization.

•

The Trustees took into consideration the fact that the Target Portfolio and Destination Portfolio have the same valuation policies and procedures and that the Reorganization would be consummated at NAV.

•	The Trustees considered that Madison has indicated that the Target Portfolio has no illiquid or restricted securities that could present valuation or other difficulties.

CAPITALIZATION

The following table sets forth the capitalization of the Target Portfolio and the Destination Portfolio as of July 31, 2019 and the pro forma combined capitalization of the combined Destination Portfolio as if the Reorganization had occurred on that date. If the Reorganization is consummated, the actual exchange ratios on the Closing Date may vary from the exchange ratios used in the computation below. This is due to changes in the market value of the portfolio securities of both Portfolios between July 31, 2019 and the Closing Date, changes in the amount of undistributed net investment income and net realized capital gains of the Portfolios during that period resulting from income and distributions, and changes in the accrued liabilities of the Portfolios during the same period.

	Transamerica Madison Balanced Allocation VP	Transamerica JPMorgan Asset Allocation - Moderate VP	Pro Forma Adjustments		Combined
Net Assets by Class
Initial Class	—	$563,216,135	—		$563,216,135
Service Class	$102,929,207	$5,732,132,513	—		$5,835,061,720
Shares Outstanding
Initial Class	—	46,034,695	—		46,034,695
Service Class	8,601,984	475,972,488	(53,047	)(a)	484,521,425
Net asset value per share
Initial Class	—	$12.23	—		$12.23
Service Class	$11.97	$12.04	$(11.97	)(b)	$12.04

(a)	To adjust Shares Outstanding of the Pro Forma Portfolio based on combining the Target Portfolio at the Destination Portfolio’s net asset value.
(b)	To adjust Net Asset Value and Offering Price Per Share of the Pro Forma Portfolio based on combining the Target Portfolio at the Destination Portfolio’s net asset value.

It is impossible to predict with any certainty how many shares of the Destination Portfolio will actually be received and distributed by the Target Portfolio on the Closing Date. The foregoing table should not be relied upon to determine the amount of Destination Portfolio shares that will actually be received and distributed.

ADDITIONAL INFORMATION

For information relating to each Portfolio and the Reorganization, including tax capital loss carryforwards, the tax status of the Reorganization, a comparison of the fundamental investment policies of the Portfolios, how to buy, sell or exchange Portfolio shares, how each Portfolio values its securities, financial highlights information for each Portfolio and ownership of shares of the Portfolios, please see the sections below.

OTHER IMPORTANT INFORMATION CONCERNING THE REORGANIZATIONS

Tax Capital Loss Carryforwards

Federal income tax law permits a regulated investment company to carry forward indefinitely its net capital losses to offset its capital gains recognized in future years.

As of December 31, 2018, none of the Portfolios had unused capital loss carryforwards.

As of the Closing Date, each Portfolio may have net realized capital gains or losses and may also have net unrealized gains or losses.

Each Reorganization may result in a number of different limitations on the applicable combined Portfolio’s ability, following the applicable Reorganization, to use realized and unrealized losses of the applicable Target and Destination Portfolios. In the taxable year in which a Reorganization occurs, the applicable Destination Portfolio will be able to use capital loss carryforwards of the applicable Target Portfolio’s capital losses (including from that Target Portfolio’s short taxable year ending on the Closing Date), subject to the additional limitations described below, to offset only a prorated portion of the applicable Destination Portfolio’s capital gains for such taxable year, based on the number of days remaining after the Closing Date in such taxable year.

Because shareholders of each Target Portfolio are expected to own less than 50% of the applicable Destination Portfolio immediately after the applicable Reorganization, each Reorganization may result in limitations on the applicable Destination Portfolio’s ability, following the applicable Reorganization, to use any capital loss carryforwards of the applicable Target Portfolio (including carryforwards generated in the tax year of that Target Portfolio ending on the date of the Reorganization) and potentially on the applicable Destination Portfolio’s ability to use unrealized capital losses inherent in the tax basis of the Target Portfolio assets acquired in a Reorganization. Those limitations are imposed on an annual basis. Capital losses in excess of this limitation may be carried forward indefinitely, subject to any other applicable limitations. The annual limitation on the use of those carryforwards for periods following a Reorganization generally will equal the product of the net asset value of the applicable Target Portfolio immediately prior to a Reorganization and the “long-term tax-exempt rate,” as published by the Internal Revenue Service (“IRS”) and in effect at the time of a Reorganization. This limitation may be prorated in the taxable year of the applicable Destination Portfolio in which the Reorganization occurs based on the number of days remaining after the Closing Date in such taxable year.

Under certain circumstances, a Reorganization may result in limitations on the applicable Destination Portfolio’s ability, in the post-Reorganization period, to use any capital loss carryforwards of the applicable Destination Portfolio from years ended prior to the Closing Date and/or a portion of any carryforward generated in its tax year that includes the Reorganization, and potentially on the Destination Portfolio’s ability to use unrealized capital losses inherent in the tax basis of its assets. Those limitations are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to generally applicable limitations. If applicable, the annual limitation on the use of those carryforwards for periods following the applicable Reorganization generally will equal the product of the net asset value of the applicable Destination Portfolio and the “long-term tax-exempt rate,” as published by the IRS.

If a Destination Portfolio or the corresponding Target Portfolio has a net unrealized gain inherent in its assets at the time of the applicable Reorganization, then, under certain circumstances, the combined Portfolio may not offset that gain, to the extent realized within five years of the applicable Reorganization, by a carryforward of pre-Reorganization losses (other than a carryforward of pre-Reorganization losses of the Portfolio with the net unrealized gain inherent in its assets at the time of the applicable Reorganization) or, in certain cases, by a net unrealized loss inherent at the time of the applicable Reorganization in the assets of the other Portfolio involved in the applicable Reorganization. This limitation will generally apply if the Destination Portfolio’s or the Target Portfolio’s unrealized capital gains as of the date of the applicable Reorganization are greater than either $10,000,000 or 15% of the value of its assets, subject to certain adjustments, as of the date of the applicable Reorganization.

As a result of the Reorganizations, losses and loss carryforwards will benefit the shareholders of the combined Portfolios, rather than only the shareholders of the applicable Portfolio that incurred them. Even if a particular limitation described above would not be triggered solely by a particular Reorganization, the limitation may be triggered by the Reorganization and one or more other transactions entered into by the applicable Target Portfolio or Destination Portfolio (including, potentially, another reorganization). By reason of the foregoing rules, taxable shareholders may pay more taxes, or pay taxes sooner, than they otherwise would have if the applicable Reorganization did not occur.

Since the Reorganizations are not expected to close until the close of business on [November 1, 2019], the capital loss carryforwards, realized and unrealized gains and losses, and the applicability of the limitations described above may change significantly between now and the completion of a Reorganization. Further, the ability of a Portfolio to use losses (even in the absence of a Reorganization) also depends on factors other than loss limitations, such as the future realization of capital gains.

PORTFOLIO SECURITIES

If a Reorganization is effected, TAM will analyze and evaluate the portfolio securities of the Target Portfolio being transferred to the corresponding Destination Portfolio. Consistent with each Destination Portfolio’s investment objective and investment strategies and policies, any restrictions imposed by the Code and in the best interests of each Destination Portfolio’s shareholders (including former shareholders of the corresponding Target Portfolio), TAM will influence the extent and duration to which the portfolio securities of the corresponding Target Portfolio will be maintained by each Destination Portfolio. It is possible that there may be dispositions of some of the portfolio securities of the Target Portfolio following the Reorganization. Subject to market conditions at the time of any such disposition, the disposition of the portfolio securities by each combined Destination Portfolio may result in a capital gain or loss. The actual tax consequences of any disposition of portfolio securities will vary depending upon the specific security(ies) being sold, the selling Portfolio’s other gains and losses, and the combined Destination Portfolio’s ability to use any available tax loss carryforwards. The disposition of portfolio securities by each combined Destination Portfolio is expected to result in brokerage costs each totaling approximately $1,800 for Reorganization 1 and $2,800 for Reorganization 2. The shareholders of the applicable combined Destination Portfolio would bear the associated costs with the repositioning.

TERMS OF THE AGREEMENT AND PLAN OF REORGANIZATION

The Reorganizations

•	Each Reorganization is scheduled to occur as of the close of business on [November 1, 2019], but may occur on such other date as the parties may agree to in writing (the “Closing Date”).

•

On the Closing Date of a Reorganization, the applicable Target Portfolio will transfer all of its property and assets to the corresponding Destination Portfolio. In exchange, the corresponding Destination Portfolio will assume all of the liabilities of the corresponding Target Portfolio and issue shares, as described below.

•

Each Destination Portfolio will issue a number of its shares of the applicable class to the Target Portfolio having an aggregate net asset value equal to the aggregate net asset value of the Target Portfolio’s corresponding class of shares.

•

Shares of the classes of the applicable Destination Portfolio corresponding to classes of the corresponding Target Portfolio will then be distributed on the Closing Date to the corresponding Target Portfolio’s shareholders in complete liquidation of the Target Portfolio in proportion to the relative net asset values of their holdings of the applicable classes of shares of the Target Portfolio. Therefore, on the Closing Date, upon completion of the applicable Reorganization, each Target Portfolio shareholder will hold shares of the applicable Destination Portfolio corresponding in class to, and having the same aggregate net asset value as, the Target Portfolio shares held by that shareholder immediately prior to the Reorganization. The net asset value attributable to each class of shares of the Target Portfolio will be determined using the Target Portfolio’s valuation policies and procedures and the net asset value attributable to a class of shares of the Destination Portfolio will be determined using the Destination Portfolio’s valuation policies and procedures. The assets of each Target Portfolio and corresponding Destination Portfolio are valued using the same valuation policies and procedures.

•	Each Target Portfolio will be terminated after the Closing Date.

•	The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

•

No sales load, contingent deferred sales charge, commission, redemption fee or other transactional fee will be charged as a result of the Reorganizations. Following a Reorganization, shareholders of the applicable Target Portfolio will be subject to the fees and expenses of the corresponding Destination Portfolio.

•

Following the Reorganizations, TAM will continue to act as investment manager to each Destination Portfolio. JPMorgan will continue to serve as sub–adviser to the Destination Portfolio in Reorganization 1, and will also serve as the sub–adviser to the Destination Portfolio in Reorganization 2.

•

The exchange of Target Portfolio shares for Destination Portfolio shares in a Reorganization is generally not expected to result in income, gain or loss being recognized for federal income tax purposes by an exchanging shareholder. Each Reorganization generally will not result in the recognition of gain or loss for federal income tax purposes by the applicable Target Portfolio or Destination Portfolio.

Agreement and Plan of Reorganization

The Reorganizations will be undertaken pursuant to the Plan substantially in the form attached as Exhibit A to this Information Statement/Prospectus, which is incorporated herein by this reference. The description of the Plan contained herein, which includes the material provisions of the Plan, is qualified in its entirety by the attached copy.

Determination of Net Asset Value. In each Reorganization, the applicable Destination Portfolio will deliver to the corresponding Target Portfolio a number of full and fractional Destination Portfolio shares of each class with an aggregate net asset value equal to the net asset value of the Target Portfolio attributable to the corresponding class of the Target Portfolio’s shares. The net asset value per share of each class of such Destination Portfolio shall be computed using the Destination Portfolio’s valuation procedures and the net asset value per share of each class of such Target Portfolio shall be computed using the Target Portfolio’s valuation policies and procedures. The number of full and fractional Destination Portfolio shares shall be determined, with respect to each class, by dividing the value of the Target Portfolio’s net assets with respect to the applicable class of the Target Portfolio’s shares by the net asset value of one share of the corresponding class of the Destination Portfolio’s shares (see Section 1.1 of the form of Plan attached as Exhibit A).

Conditions to Closing the Reorganizations. The obligation of each Portfolio to consummate a given Reorganization is subject to the satisfaction of certain conditions, including the Portfolio’s performance of all its obligations under the Plan, the receipt of certain documents and financial statements from the subject Target Portfolio and the receipt of all consents, orders and permits necessary to consummate the Reorganization (see Sections 6 and 7 of the form of Plan attached as Exhibit A). The consummation of each Reorganization is not contingent on the consummation of the other Reorganization.

The obligations of each Portfolio are subject to the receipt of a favorable opinion of Morgan, Lewis & Bockius LLP as to the United States federal income tax consequences of the Reorganizations (see Section 8.4 of the form of Plan attached as Exhibit A).

Termination of the Plan. The Board may terminate the Plan at any time before the Closing Date, if the Board believes that proceeding with the Plan is inadvisable with respect to the subject Target Portfolio or Destination Portfolio, respectively. Any such termination will be effective when communicated to the other party (see Section 12 of the form of Plan attached as Exhibit A).

Expenses of the Reorganizations. It is anticipated that the total cost of each Reorganization will range from approximately $55,000 to $65,000. The expenses incurred in connection with the Reorganizations will be borne by TAM, provided that expenses will be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent a Portfolio from being treated as a “regulated investment company” under the Code or would prevent the Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the Target Portfolio or the Destination Portfolio or on shareholders of the Target Portfolio or Destination Portfolio (see Section 10.2 of the form of Plan attached as Exhibit A).

TAX STATUS OF EACH REORGANIZATION

Each Reorganization is conditioned upon the receipt by the applicable Target Portfolio and the corresponding Destination Portfolio of an opinion from Morgan, Lewis & Bockius LLP, counsel to the Portfolios, substantially to the effect that, for federal income tax purposes:

•

The transfer of all the Target Portfolio’s assets to the Destination Portfolio in exchange solely for (a) the issuance of the Destination Portfolio shares to the Target Portfolio and (b) the assumption of the Target Portfolio’s liabilities by the Destination Portfolio, followed by the distribution of the Destination Portfolio shares to the Target Portfolio shareholders in complete liquidation of the Target Portfolio, will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Target Portfolio and the Destination Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code;

•

No gain or loss will be recognized by the Destination Portfolio upon receipt of the assets of the Target Portfolio solely in exchange for shares of the Destination Portfolio and the assumption by the Destination Portfolio of all the liabilities of the Target Portfolio as part of the Reorganization;

•

The tax basis in the hands of the applicable Destination Portfolio of the assets of the corresponding Target Portfolio transferred in the Reorganization will be the same as the tax basis of such assets in the hands of the Target Portfolio immediately before the transfer of the assets, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Target Portfolio upon the transfer;

•

The holding period in the hands of the applicable Destination Portfolio of each asset of the corresponding Target Portfolio transferred in the Reorganization, other than assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the asset was held by the Target Portfolio (except where investment activities of the applicable Destination Portfolio have the effect of reducing or eliminating the holding period with respect to an asset);

•

No gain or loss will be recognized by the Target Portfolio in the Reorganization upon the transfer of its assets to the Destination Portfolio solely in exchange for the Destination Portfolio shares and the assumption by the Destination Portfolio of all of the liabilities of the Target Portfolio, or upon the distribution of the Destination Portfolio shares by the Target Portfolio to its shareholders in complete liquidation of the Target Portfolio, except for (1) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (2) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code, and (3) any other gain or loss that may be required to be recognized as a result of the closing of the Target Portfolio’s taxable year or upon transfer of an asset regardless of whether the transfer would otherwise be a non-recognition transaction under the Code;

•

No gain or loss will be recognized by the Target Portfolio shareholders upon the exchange of their shares of the Target Portfolio solely for the shares of the Destination Portfolio as part of the Reorganization;

•

The aggregate tax basis of the Destination Portfolio shares received by each shareholder of the Target Portfolio in the Reorganization will be the same as the aggregate tax basis of the shares of the Target Portfolio surrendered in exchange therefor; and

•

Each Target Portfolio shareholder’s holding period for its Destination Portfolio shares received in the Reorganization will include the holding period for the shares of the Target Portfolio exchanged therefor, provided that the shareholder held the Target Portfolio shares as capital assets on the date of the exchange.

In rendering such opinion, counsel will rely upon, among other things, certain facts, assumptions and representations of the Trust, made on behalf of the Target Portfolio and Destination Portfolio.

No tax ruling has been or will be received from the IRS in connection with either Reorganization. An opinion of counsel is not binding on the IRS or a court, and no assurance can be given that the IRS would not assert, or a court would not sustain, a contrary position.

Immediately prior to each Reorganization, the applicable Target Portfolio will declare and pay a dividend, which, together with all previous dividends for the taxable year, is intended to have the effect of distributing to that Target Portfolio’s shareholders all of its net capital gain (taking into account available capital loss carryforwards), if any, all of its investment company taxable income (computed without regard to any deduction for dividends paid), if any, and all of its net tax-exempt income, if any, for the taxable year ending on the Closing Date. The amount of such distribution to the shareholders of each Target Portfolio is estimated as of June 30, 2019, to be as set forth in the table below. Any amount actually distributed to a Target Portfolio’s shareholders immediately prior to the applicable Reorganization may be higher or lower than the estimated amount set forth in the table below. Any such distribution generally will be taxable to the Target Portfolio shareholders, but as long as the Policies funded by the Portfolios qualify to be treated as annuity contracts or life insurance policies under the Code, such distribution will not be currently taxable to the Policyowners and the Reorganizations should not otherwise result in any tax liability to the Policyowners.

Portfolio	Distribution Amount (per Share)
Transamerica Madison Conservative Allocation VP	$0.0000
Transamerica Madison Balanced Allocation VP	$0.0000

The foregoing discussion is very general. The foregoing consequences may not apply to certain classes of taxpayers who are subject to special circumstances, such as shareholders who are not citizens or residents of the United States, insurance companies, tax-exempt organizations, financial institutions, dealers in securities or foreign currencies, or persons who hold their shares as part of a straddle or conversion transaction. This discussion does not address any state, local or foreign or non-income tax consequences of the Reorganizations. You should consult your tax adviser for the particular tax consequences to you of the applicable transaction, including the applicability of any state, local or foreign tax laws.

FUNDAMENTAL AND NON-FUNDAMENTAL INVESTMENT POLICIES OF THE PORTFOLIOS

Each Portfolio has adopted certain fundamental investment policies that may not be changed without the affirmative vote of the holders of a “majority of the outstanding voting securities” (as defined in the 1940 Act) of the Portfolio. Under the 1940 Act, the vote of a majority of the outstanding voting securities of a Portfolio means the affirmative vote of the lesser of (a) 67% or more of the voting power of the voting securities present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Portfolio are present at the meeting or represented by proxy, or (b) more than 50% of the voting power of the outstanding voting securities of the Portfolio. The following table lists the fundamental policies for each Target Portfolio and each Destination Portfolio. The Target Portfolios and Destination Portfolios have the same fundamental investment policies. For a more complete discussion of a Portfolio’s other investment policies and fundamental and non-fundamental investment restrictions, please see the Portfolio’s statement of additional information.

	Target Portfolios	Destination Portfolios
Borrowing	Each portfolio may not borrow money, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Underwriting Securities	Each portfolio may not engage in the business of underwriting the securities of other issuers except as permitted by the 1940 Act.

Making Loans	Each portfolio may make loans only as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction, from time to time.

Senior Securities	Each portfolio may not issue any senior security, except as permitted under the 1940 Act, and as interpreted, modified or otherwise permitted from time to time by regulatory authority having jurisdiction.

Real Estate	Each portfolio may not purchase or sell real estate except as permitted by the 1940 Act.

Commodities	Each portfolio may not purchase physical commodities or contracts relating to physical commodities, except as permitted from time to time under the 1940 Act, and as interpreted, modified or otherwise permitted by regulatory authority having jurisdiction.

Concentration of Investments	Each portfolio may not make any investment if, as a result, the portfolio’s investments will be concentrated in any one industry, as the relevant terms are used in the 1940 Act, as interpreted or modified by regulatory authority having jurisdiction, from time to time.

Non-Fundamental Policies

Each Target Portfolio and each Destination Portfolio has adopted the following non-fundamental policies, which may be changed by the Board of the Trust without shareholder approval.

1.	Illiquid investments

No portfolio may purchase any security if, as a result, more than 15% of its net assets would be invested in illiquid securities.

2.	Purchasing securities on margin

No portfolio may purchase securities on margin except to obtain such short-term credits as are necessary for the clearance of transactions, provided that margin payments and other deposits made in connection with transactions in options, futures contracts, swaps, forward contracts and other derivative instruments shall not constitute purchasing securities on margin.

BUYING AND SELLING OF PORTFOLIO SHARES

The following describes how shareholders may buy and sell shares of the Portfolios and how each Portfolio determines its net asset value.

Purchase and Redemption of Shares

Shares of the Portfolios are intended to be sold to the Asset Allocation Portfolios through their respective prospectuses and to separate accounts of insurance companies, including certain separate accounts of Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Advisors Life Insurance Company and Transamerica Premier Life Insurance Company. Transamerica Series Trust currently does not foresee any disadvantages to investors if a portfolio serves as an investment medium for both variable annuity contracts and variable life insurance policies. However, it is theoretically possible that the interest of owners of annuity contracts and insurance policies for which a portfolio serves as an investment medium might at some time be in conflict due to differences in tax treatment or other considerations. The Board of Trustees and each participating insurance company would be required to monitor events to identify any material conflicts between variable annuity contract owners and variable life insurance policy owners, and would have to determine what action, if any, should be taken in the event of such a conflict. If such a conflict occurred, an insurance company participating in a portfolio might be required to redeem the investment of one or more of its separate accounts from the portfolio, which might force the portfolio to sell securities at disadvantageous prices.

Shares are purchased and redeemed at their net asset value per share (“NAV”) without the imposition of any sales commission or redemption charge. (However, certain sales or other charges may apply to the policies or annuity contracts, as described in the product prospectus.)

Payment for shares redeemed is normally made within two business days after receipt of a notice of redemption in good order, except that payments of redemptions may be postponed beyond seven days under certain circumstances, such as when the New York Stock Exchange is closed (other than on weekends or holidays) or trading is restricted, if an emergency exists, or otherwise as permitted by order of the SEC or authorized by law.

Under normal circumstances, the portfolios expect to meet redemption requests by using cash or cash equivalents and/or selling a portfolio’s securities to generate cash. The portfolios also may pay redemption proceeds using cash obtained through borrowing arrangements that may be available from time to time.

Shares will normally be redeemed for cash, although each portfolio retains the right to wholly or partly redeem its shares in kind, under unusual circumstances (such as adverse or unstable market, economic, or political conditions), in an effort to protect the interests of shareholders by the delivery of securities selected from its assets at its discretion. On the same redemption date, some shareholders may be paid in whole or in part in securities (which may differ among those shareholders), while other shareholders may be paid entirely in cash. The disposal of the securities received in-kind may be subject to brokerage costs and, until sold, such securities remain at market risk and liquidity risk, including the risk that such securities are or become difficult to sell. If the portfolio pays your redemption with illiquid or less liquid securities, you will bear the risk of not being able to sell such securities. The portfolios may pay redemption proceeds with cash obtained through short-term borrowing arrangements, if available. Please see the SAI for more details.

Net Asset Value

The NAV of each Portfolio (or class thereof) is determined on each day the New York Stock Exchange (“NYSE”) is open for business.

The NAV of each Portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the Portfolio (or class) that are then outstanding.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded.

ADDITIONAL INFORMATION ABOUT THE DESTINATION PORTFOLIOS

Investment Manager

TAM, located at 1801 California Street, Suite 5200, Denver, CO 80202, serves as investment manager for the Destination Portfolios. TAM provides continuous and regular investment management services to the portfolios. For each of the portfolios, TAM currently acts as a “manager of managers” and hires investment sub-advisers to furnish investment advice and recommendations and has entered into a sub-advisory agreement with each Destination Portfolio’s sub-adviser. In acting as a manager of managers, TAM provides investment management services that include, without limitation, selection, proactive oversight and monitoring of sub-advisers, daily monitoring of the sub-advisers’ buying and selling of securities for the Destination Portfolios and regular review and evaluation of sub-adviser performance and adherence to investment style and process. TAM’s management services include, among other things, the provision of supervisory, compliance and administrative services to each Destination Portfolio. More information on the investment management services rendered by TAM is included in the Destination Portfolios’ SAI. TAM is paid investment management fees for its service as investment manager to each Destination Portfolio. These fees are calculated on the average daily net assets of each Destination Portfolio, and are paid at the rates previously shown in this Information Statement/Prospectus.

TAM has been a registered investment adviser since 1996. As of December 31, 2018, TAM has approximately $73,624 billion in total assets under management.

TAM is directly owned by Transamerica Premier Life Insurance Company (“TPLIC”) (77%) and AUSA Holding Company (23%) (“AUSA”), both of which are indirect, wholly owned subsidiaries of Aegon NV. TPLIC is owned by Commonwealth General Corporation (“Commonwealth”). Commonwealth and AUSA are wholly owned by Transamerica Corporation (DE). Transamerica Corporation (DE) is wholly by The Aegon Trust, which is wholly owned by Aegon International B.V., which is wholly owned by Aegon NV, a Netherlands corporation, and a publicly traded international insurance group.

TAM acts as a manager of managers for the portfolios pursuant to an exemptive order from the U.S. Securities and Exchange Commission (“SEC”) (Release IC- 23379 dated August 5, 1998). TAM has responsibility, subject to oversight by the Board of Trustees, to, among other matters, oversee and monitor sub-advisers, recommend selection of sub-advisers and recommend changes to sub-advisers where it believes appropriate or advisable. The exemptive order permits TAM, subject to certain conditions including the approval of the Board of Trustees, but without the approval of the applicable portfolio’s shareholders, to:

(1)

employ a new unaffiliated sub-adviser for a portfolio pursuant to the terms of a new investment sub-advisory agreement, either as a replacement for an existing sub-adviser or as an additional sub-adviser;

(2)	materially change the terms of any sub-advisory agreement; and

(3)	continue the employment of an existing sub-adviser on sub-advisory contract terms where a contract has been assigned because of a change of control of the sub-adviser.

Pursuant to the Order, each Portfolio has agreed to provide certain information about new sub-advisers and new sub-advisory agreements to its shareholders.

A discussion regarding the basis of the Board’s most recent approval of each Portfolio’s investment management agreement with TAM is available in the applicable Destination Portfolio’s semi-annual report, dated June 30, [2019].

Legal Proceedings

On August 27, 2018, Transamerica Asset Management, Inc. (“TAM”), Aegon USA Investment Management, LLC (“AUIM”) and Transamerica Capital, Inc. (“TCI”) reached a settlement with the Securities and Exchange Commission (the “SEC”) that resolved an investigation into asset allocation models and volatility overlays utilized by AUIM when it served as sub-adviser to certain Transamerica-sponsored mutual funds, and related disclosures. TAM and TCI serve as investment manager and principal underwriter, respectively, to Transamerica-sponsored mutual funds. TCI also serves as the principal underwriter to the variable life insurance and annuity products through which certain Transamerica-sponsored mutual funds are offered. AUIM, an affiliate of TAM and TCI, serves as sub-adviser to a number of Transamerica-sponsored mutual funds.

The SEC’s order instituting administrative and cease-and-desist proceedings (the “Order”) pertains to events that occurred during the period between July 2011 and June 2015, and, among other things, the operation and/or implementation of an asset allocation model utilized by AUIM when it served as sub-adviser to certain Transamerica tactical funds and asset allocation funds, the designation of the portfolio manager for certain of these funds as well as the operation and/or implementation of volatility overlays utilized by AUIM when it served as sub-adviser to the asset allocation funds. The Order also states that the parties failed to make appropriate disclosures regarding these matters, including in marketing materials, and failed to have adequate compliance policies and procedures. AUIM ceased to serve as sub-adviser to the Transamerica tactical funds on April 30, 2015 and to the Transamerica asset allocation funds on June 30, 2015.

Under the terms of the Order, AUIM, TAM and TCI were censured, and agreed, without admitting or denying the findings in the Order, to cease and desist from committing or causing any violations of certain statutory provisions and SEC rules. AUIM agreed to pay civil penalties of $21,000,000, $24,599,896 in disgorgement and $3,682,195 in prejudgment interest. TAM agreed to pay civil penalties of $10,500,000, $15,000,000 in disgorgement and $2,235,765 in prejudgment interest. TCI agreed to pay civil penalties of $4,000,000, $12,000,000 in disgorgement and $1,826,022 in prejudgment interest. The amounts paid in disgorgement, prejudgment interest and civil penalties have been deposited into a Fair Fund for distribution to affected investors. Affected investors are those who purchased or held the relevant mutual funds, variable life insurance and annuity investment portfolios and separately managed account strategies during the period between July 2011 and June 2015. The Order states that these investors are to receive from the Fair Fund the pro rata fees and commissions paid by them during that period, subject to any de minimis threshold. The settlement does not impose any restrictions on the business or continued ability of AUIM, TAM or TCI to serve the portfolios. The foregoing is only a brief summary of the Order. A copy of the Order is available on the SEC’s website at https://www.sec.gov.The portfolios are affected by many factors and risks: for example, the risk that the sub-advisers’ judgments and investment decisions, and methods, tools, resources, information, models and analyses utilized in making investment decisions, are incorrect or flawed, do not produce the desired results, and cause the portfolios to lose value. See “Principal Risks” in the Portfolio’s prospectus.

Sub–Adviser

J.P. Morgan Investment Management Inc., 383 Madison Avenue, New York, NY 10179 serves as sub-adviser for the Destination Portfolios.

A discussion regarding the basis of the Board’s most recent approval of the sub-advisory arrangements is available in the applicable Destination Portfolio’s semi-annual report for the period ended June 30, [2019].

Disclosure of Portfolio Holdings

A detailed description of each Portfolios’ policies and procedures with respect to the disclosure of its portfolio holdings is available in the Portfolios’ SAI and available on the TST website at www.transamericaseriestrust.com.

Valuation of Shares

The NAV of each portfolio (or class thereof) is determined on each day the NYSE is open for business. The NAV is not determined on days when the NYSE is closed (generally New Year’s Day, Martin Luther King Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Foreign securities may trade in their primary markets on weekends or other days when the portfolios do not price their shares (therefore, the value of a portfolio’s foreign securities may change on days when shareholders will not be able to buy or sell shares of the portfolios). These securities will be valued pursuant to the portfolios’ Pricing and Valuation procedures for such securities.

Purchase orders received in good order and accepted, and redemption orders received in good order, before the close of business of the NYSE, usually 4:00 p.m. Eastern Time, receive the NAV determined as of the close of the NYSE that day. Purchase and redemption requests received after the NYSE is closed receive the NAV determined as of the close of the NYSE the next day the NYSE is open.

Net Asset Value

The NAV of a portfolio (or class thereof) is calculated by taking the value of its net assets and dividing by the number of shares of the portfolio (or class) that are then outstanding.

The Board has approved procedures to be used to value the portfolios’ securities for purposes of determining the portfolios’ NAV. The valuation of the securities of the portfolios is determined in good faith by or under the direction of the Board. While the Board has primary responsibility to shareholders for valuation of portfolio securities, the Board has delegated certain valuation functions for the portfolios to TAM.

In general, securities and other investments (including shares of ETFs) are valued based on market prices at the close of regular trading on the NYSE. Portfolio securities (including shares of ETFs) listed or traded on domestic securities exchanges or the NASDAQ/NMS, including dollar-denominated foreign securities or ADRs, are valued at the closing price on the exchange or system where the security is principally traded. With respect to securities traded on the NASDAQ/NMS, such closing price may be the last reported sale price or the NASDAQ Official Closing Price (“NOCP”). If there have been no sales for that day on the exchange or system where the security is principally traded, then the value should be determined with reference to the last sale price, or the NOCP, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security is valued at the closing bid quotes on the exchange or system where the security is principally traded, or at the NOCP, if applicable. Foreign securities traded on U.S. exchanges are generally priced using last sale price regardless of trading activity. Securities traded over-the-counter are valued at the last bid price. The market price for debt obligations is generally the price supplied by an independent third party pricing service, which may use market prices or quotations or a variety of fair value techniques and methodologies. Short–term debt obligations that will mature in 60 days or less are valued at amortized cost, unless it is determined that using this method would not reflect an investment’s fair value. The prices that the portfolio uses may differ from the amounts that would be realized if the investments were sold and the differences could be significant, particularly for securities that trade in relatively thin markets and/or markets that experience extreme volatility. Foreign securities generally are valued based on quotations from the primary market in which they are traded, and are converted from the local currency into U.S. dollars using current exchange rates. Market quotations for securities prices may be obtained from automated pricing services. Shares of open-end funds (other than ETF shares) are generally valued at the NAV reported by that investment company. ETF shares are valued at the most recent sale price or official closing price on the exchange on which they are traded.

When a market quotation for a security is not readily available (which may include closing prices deemed to be unreliable because of the occurrence of a subsequent event), a valuation committee appointed by the Board may, in good faith, establish a value for the security in accordance with fair valuation procedures adopted by the Board. The Board reviews all fair value determinations typically at its regularly scheduled meetings. The types of securities for which such fair value pricing may be required include, but are not limited to: foreign securities, where a significant event occurs after the close of the foreign market on which such security principally trades that is likely to have changed the value of such security, or the closing value is otherwise deemed unreliable; securities of an issuer that has entered into a restructuring; securities whose trading has been halted or suspended; fixed–income securities that have gone into default and for which there is no current market value quotation; and securities that are restricted as to transfer or resale. The portfolios use a fair value model developed by an independent third party pricing service to price foreign equity securities on days when there is a certain percentage change in the value of a domestic equity security index, as such percentage may be determined by TAM from time to time.

Valuing securities in accordance with fair value procedures involves greater reliance on judgment than valuing securities based on readily available market quotations. The valuation committee makes fair value determinations in good faith in accordance with the portfolio’s valuation procedures. Fair value determinations can also involve reliance on quantitative models employed by a fair value pricing service. There can be no assurance that the portfolio could obtain the fair value assigned to a security if it were to sell the security at approximately the time at which the portfolio determines its NAV.

Payments to Broker–Dealers and Other Financial Intermediaries

If you purchase the portfolio through a broker-dealer or other financial intermediary (such as a bank or insurance company), the portfolio and/or its affiliates may pay the intermediary for the sale of portfolio shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the portfolio over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.

Distribution Arrangements

Distribution and Service Plans. The Trust has adopted a plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”) and pursuant to the Plan, entered into a Distribution Agreement with Transamerica Capital, Inc. (“TCI”), located at 1801 California Street, Suite 5200, Denver, CO 80202. TCI is an affiliate of the investment manager, and serves as principal underwriter for the Trust. The Plan permits the use of Trust assets to help finance the distribution of the shares of the portfolio. Under the Plan, the Trust, on behalf of the portfolio, makes payments to various service providers up to 0.15% of the average daily net assets of the portfolio attributable to the Initial Class and up to 0.25% of the average daily net assets of the portfolio attributable to the Service Class. Because the Trust pays these fees out of its assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than paying other types of sales charges.

The maximum 12b-1 fee on Initial Class shares is 0.15%. As of the date of this information statement/prospectus, the Trust has not paid any distribution fees under the Plan with respect to Initial Class shares, and does not intend to do so for Initial Class shares through May 1, 2020. The portfolio reserves the right to pay such fees after that date. You will receive written notice prior to the payment of any fees under the Plan relating to Initial Class shares. The Trust may, however, pay fees relating to Service Class shares.

Other Distribution and Service Arrangements. The insurance companies that selected the portfolios as investment options for the variable annuity contracts and variable life insurance policies that they issue and distribute, Transamerica Advisors Life Insurance Company, Transamerica Financial Life Insurance Company, Transamerica Life Insurance Company, Transamerica Premier Life Insurance Company (together, the “Transamerica Insurance Companies”), are affiliated with TAM.

TCI, TAM and their affiliates may enter into arrangements with affiliated entities, including the Transamerica Insurance Companies, that provide administrative, recordkeeping and other services with respect to one or more of the portfolios. Payment for these services is made by TCI, TAM and their affiliates out of past profits and other available sources and may take the form of internal credit, recognition or cash payments. TCI, TAM and their affiliates may also enter into similar arrangements with unaffiliated entities.

If a portfolio is sub-advised by an affiliate of Transamerica Insurance Companies and TAM, the Transamerica group of companies may retain more revenue than on those portfolios sub-advised by non-affiliated entities. TAM is a majority-owned subsidiary of Transamerica Premier Life Insurance Company and is affiliated with other Transamerica Insurance Companies, and TAM’s business profits (from managing the portfolios) may directly benefit Transamerica Premier Life Insurance Company and the other Transamerica Insurance Companies. Also, management personnel of the Transamerica Insurance Companies could receive additional compensation if the amount of investments in the portfolios meets certain levels, or increases over time. These affiliations, methods and arrangements may provide incentives for the Transamerica Insurance Companies to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

TAM, the Transamerica Insurance Companies, TCI, and/or portfolio sub-advisers, directly or through TCI, out of their past profits and other available sources, typically provide cash payments or non-cash compensation to the Transamerica Insurance Companies, brokers and other financial intermediaries as a means to promote the distribution and wholesaling of variable contracts (and thus, indirectly, the portfolios’ shares). Such payments and compensation are in addition to the Rule 12b-1 Plan fees, service fees and other fees that may be paid, directly or indirectly, to such brokers and other financial intermediaries. These arrangements are sometimes referred to as “revenue sharing” arrangements. The amount of revenue sharing payments is substantial, may be substantial to any given recipient and may exceed the costs and expenses incurred by the recipient for any portfolio-related distribution or shareholder servicing activities. The presence of these payments and the basis on which an intermediary compensates its registered representatives or salespersons may create an incentive for a particular intermediary, registered representative or salesperson to highlight, feature or recommend the variable contracts, that invest in the portfolios at least in part, based on the level of compensation paid. Revenue sharing arrangements are separately negotiated. Revenue sharing payments are not an additional charge to the portfolios.

Such additional cash payments may be made to the Transamerica Insurance Companies, brokers and other financial intermediaries that provide services to the portfolios and/or contract holders, including (without limitation) shareholder servicing, marketing support and/or access to meetings and/or events, sales representatives and management representatives of the broker or other financial intermediaries. These cash payments may take a variety of forms. Revenue sharing payments can be calculated: (i) as a percentage of gross or net sales; (ii) as a percentage of gross or net assets under management; and/or (iii) as a fixed or negotiated flat fee dollar amount. These payments are made on a periodic basis, such as monthly or quarterly. To the extent permitted by applicable law, TCI and other parties may pay or allow other incentives and compensation to brokers and other financial intermediaries. TCI, TAM and the other parties making these payments generally assess the advisability of continuing making these payments periodically.

From time to time, TCI, its affiliates, the Transamerica Insurance Companies and/or TAM and/or portfolio sub-advisers may, to the extent permitted by applicable law, pay non-cash compensation to brokers and other financial intermediaries and their sales representatives in the form of, for example: (i) occasional gifts or prizes; (ii) occasional meals, tickets or other entertainment; and/or (iii) sponsorship support of broker marketing events, programs, sales contests, promotions or other activities. They may also make payments in connection with the sponsorship by Transamerica or its affiliates of special events which may be attended by brokers and other financial intermediaries. Such non-cash compensation may also include, in part, assistance with the costs and expenses associated with travel, lodging, and educational sales and promotional meetings, seminars, programs and conferences, entertainment and meals to the extent permitted by law.

Certain portfolios are funds of funds that invest in affiliated underlying funds, unaffiliated underlying funds, or a combination of both. TAM will receive more revenue when it selects an affiliated fund rather than an unaffiliated fund for the inclusion in a fund of funds. This conflict may result in affiliated funds that have performed or are expected to perform worse than unaffiliated funds being included in the fund of funds. The inclusion of affiliated funds will also permit TAM to make increased revenue sharing payments, including to TCI, Transamerica Insurance Companies and/or their affiliates. The affiliates of certain unaffiliated underlying funds, including those advised by the sub-adviser to the investing funds, may make revenue sharing payments to TCI and its affiliates for the provision of services to investors and distribution activities.

Investors should consult the prospectus of the separate accounts that issue the variable contracts that they have purchased to learn about specific incentives and financial interests that their insurance agent, broker or other financial intermediaries may receive when they sell variable contracts to you and to learn about revenue sharing arrangements relevant to the insurance company sponsor of the separate account.

Investors may also obtain more information about these arrangements, including the conflicts of interests that such arrangements may create, from their insurance agents, brokers and other financial intermediaries, and should so inquire if they would like additional information. Intermediaries may categorize and disclose these arrangements to their clients and to members of the public in a manner different from the disclosures in this prospectus and the SAI. An investor should ask his/her insurance agent, broker or financial intermediary how he/she will be compensated for investments made in the portfolios. Revenue sharing payments, as well as payments under the shareholder services and distribution plan (where applicable), also benefit TAM, the Transamerica Insurance Companies, TCI and their affiliates and portfolio sub-advisers to the extent the payments result in more assets being invested in the portfolios on which fees are being charged.

Revenue sharing arrangements may encourage insurers and other financial intermediaries to render services to variable contract owners and qualified plan participants, and may also provide incentives for the insurers and other financial intermediaries to make the portfolios’ shares available to current or prospective variable contract owners to the detriment of other potential investment options.

Distributions and Taxes

Each portfolio intends to distribute all or substantially all of its net investment income and net capital gains, if any, to its shareholders each year. Dividends will be reinvested in additional shares unless you elect to take your dividends in cash. Each portfolio generally pays any distributions of net capital gains annually. Each portfolio generally pays any dividends from net investment income annually.

Taxes. Each portfolio has qualified and expects to continue to qualify each year for treatment as a regulated investment company under Subchapter M of the Code. As a regulated investment company, the portfolio generally will not be subject to federal income tax on the taxable income that it distributes. Taxable income consists generally of net investment income and any net capital gains. It is each portfolio’s intention to distribute all such income and gains.

Shares of the portfolios are offered only to the separate accounts of Transamerica Premier Life Insurance Company and its affiliates, and to certain funds that invest in other regulated investment companies and that are owned only by separate accounts and certain other qualified investors. Separate accounts are insurance company separate accounts that fund variable insurance policies and annuity contracts. Certain separate accounts are required to meet diversification requirements under Section 817(h) of the Code and the regulations thereunder in order for insurance policies and annuity contracts funded by those separate accounts to qualify for their expected tax treatment. If a portfolio qualifies as a regulated investment company and is owned only by separate accounts and certain other qualified investors (including certain funds that invest in other regulated investment companies if those funds are owned only by separate accounts and certain other qualified investors), the separate accounts invested in the portfolio will be allowed to look through to the portfolio’s investments in order to satisfy the separate account diversification requirements. Each portfolio intends to comply with those diversification requirements. If a portfolio fails to meet the diversification requirements under Section 817(h) of the Code, fails to qualify as a regulated investment company or fails to limit sales of portfolio shares to the permitted investors described above, then income earned with respect to the insurance policies and annuity contracts invested in that portfolio could become currently taxable to the owners of the policies and contracts, and income for prior periods with respect to the policies and contracts could also be taxable in the year in which that failure occurs.

This tax discussion is for general information only. More information is provided in the SAI of the portfolios. You should also consult your own tax adviser for information regarding all tax consequences applicable to your investment in any portfolio. For a discussion of the taxation of separate accounts and variable annuity and life insurance contracts, see “Federal Income Tax Considerations” included in the respective prospectuses for the policies and contracts.

Market Timing/Excessive Trading

Some investors try to profit from various short-term or frequent trading strategies known as market timing. Examples of market timing include switching money into portfolios when their share prices are expected to rise and taking money out when their share prices are expected to fall, and switching from one portfolio to another and then back again after a short period of time. As money is shifted in and out, a portfolio may incur expenses for buying and selling securities. Excessive purchases, redemptions or exchanges of portfolio shares may disrupt portfolio management, hurt portfolio performance and drive portfolio expenses higher. For example, a portfolio may be forced to liquidate investments as a result of short-term trading and incur increased brokerage costs or realize capital gains without attaining any investment advantage. These costs are generally borne by all shareholders, including long-term investors who do not generate these costs.

The Board of Trustees has approved policies and procedures that are designed to discourage market timing or excessive trading, which include limitations on the number of transactions in portfolio shares. If you intend to engage in such practices, we request that you do not purchase shares of the portfolio. The portfolio reserves the right to reject any request to purchase shares, including purchases in connection with an exchange transaction, which the portfolio reasonably believes to be in connection with market timing or excessive trading.

The portfolios rely on the insurance companies that offer shares of the portfolio as investment option for variable contracts to monitor market timing and disruptive trading by their customers. Each portfolio seek periodic certifications from the insurance companies that they have policies and procedures in place designed to monitor and prevent market timing and disruptive trading activity by their customers, and that they will use their best efforts to prevent market timing and disruptive trading activity that appears to be in contravention of the portfolio’s policies on market timing or disruptive trading as disclosed in the prospectus. Each portfolio also may instruct from time to time the insurance companies to scrutinize purchases, including purchases in connection with exchange transactions, that exceed a certain size. Each portfolio reserves the right, in its sole discretion and without prior notice, to reject, delay, restrict or refuse, in whole or in part, any request to purchase shares, including purchases in connection with an exchange transaction and orders that have been accepted by an intermediary, which it reasonably determines to be in connection with market timing or disruptive trading by a contract or policy owner (a “contract owner”) or by accounts of contract owners under common control (for example, related contract owners, or a financial adviser with discretionary trading authority over multiple accounts). Each portfolio applies these policies and procedures to all investors on a uniform basis and do not make special arrangements or grant exceptions to accommodate market timing or disruptive trading.

While the portfolios discourage market timing and excessive short-term trading, the portfolios cannot always recognize or detect such trading. The portfolios’ distributor has entered into agreements with intermediaries requiring the intermediaries to provide certain information to help identify harmful trading activity and to prohibit further purchases or exchanges by a shareholder identified as having engaged in excessive trading. There is no guarantee that the procedures used by financial intermediaries will be able to curtail frequent, short-term trading activity. For example, shareholders who seek to engage in frequent, short–term trading activity may use a variety of strategies to avoid detection, and the financial intermediaries’ ability to deter such activity may be limited by the capabilities of operational and information systems. Due to the risk that the portfolio and financial intermediaries may not detect all harmful trading activity, it is possible that shareholders may bear the risks associated with such activity. Investors should also review the prospectus that describes the variable contracts that they are purchasing to learn more about the policies and procedures used by insurance companies to detect and deter frequent, short-term trading.

Reallocations in underlying portfolios by an asset allocation portfolio in furtherance of the portfolio’s objective are not considered to be market timing or excessive trading.

Additional Information

The portfolios’ prospectus and SAI provide information concerning the portfolios that you should consider in determining whether to purchase shares of a portfolio. A portfolio may make changes to the information from time to time. Each portfolio’s investment objective may be changed by the Board without shareholder approval. Each portfolio’s investment strategies and policies may be changed from time to time without shareholder approval, unless specifically stated otherwise in the portfolios’ prospectus or SAI.

A portfolio that has a policy of investing, under normal circumstances, at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in the particular type of securities suggested by its name will provide its shareholders with at least 60 days’ prior written notice before making changes to such policy. Such notice will comply with the conditions set forth in any applicable SEC rules then in effect.

Neither the portfolios’ prospectus nor SAI is intended to give rise to any contract rights or other rights of any shareholder, other than any rights conferred explicitly by federal or state securities laws that may not be waived.

The portfolios enter into contractual arrangements with various parties, including the portfolios’ investment manager, who provides services to the portfolios. Shareholders are not parties to, or intended (or “third-party”) beneficiaries of those contractual arrangements.

To the extent authorized by law, the portfolios reserve the right to discontinue offering shares at any time, to merge or liquidate a class of shares or to cease operations entirely.

FINANCIAL HIGHLIGHTS

The Financial Highlights tables are intended to help you understand a portfolio’s performance for the past five years (or since its inception if less than five years). Certain information reflects financial results for a single portfolio share. The total returns in the table represent the rate an investor would have earned (or lost) on an investment in the portfolio for the period shown, assuming reinvestment of all dividends and distributions. Except for the financial highlights for the six months ended June 30, 2019, this information has been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, whose report, along with the portfolios’ financial statements, are included in the December 31, 2018 Annual Report to Shareholders, which is available to you upon request.

Information is not shown for Initial Class shares of Transamerica Madison Conservative Allocation VP and Transamerica Madison Balanced Allocation VP as these portfolios had not, as of December 31, 2018, issued Initial Class shares.

The financial highlights for the fiscal period ended June 30, 2019 are unaudited. [TO BE UPDATED BY AMENDMENT]

[IT IS EXPECTED THAT THE UNAUDITED FINANCIAL STATEMENTS FOR THE PORTFOLIOS FOR THE SIX MONTHS ENDED JUNE 30, 2019 WILL BE AVAILABLE PRIOR TO THE MAILING OF THIS INFORMATION STATEMENT/PROSPECTUS TO POLICYOWNERS IN SEPTEMBER OF 2019. WHEN AVAILABLE, THE FINANCIAL HIGHLIGHTS FOR THIS PERIOD WILL BE REFLECTED IN THE TABLES BELOW.]

Transamerica Madison Conservative Allocation VP

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2019 (unaudited)			December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$	[	]	$10.97	$10.34	$10.21		$10.94	$11.04

Investment operations:
Net investment income (loss)(A)		[	]	0.21	0.20	0.19	(B)	0.22	0.20
Net realized and unrealized gain (loss)		[	]	(0.46)	0.64	0.23		(0.29)	0.32

Total investment operations		[	]	(0.25)	0.84	0.42		(0.07)	0.52

Dividends and/or distributions to shareholders:
Net investment income		[	]	(0.23)	(0.21)	(0.21)		(0.19)	(0.15)
Net realized gains		[	]	(0.07)	—	(0.08)		(0.47)	(0.47)

Total dividends and/or distributions to shareholders		[	]	(0.30)	(0.21)	(0.29)		(0.66)	(0.62)

Net asset value, end of period/year	$	[	]	$10.42	$10.97	$10.34		$10.21	$10.94

Total return		[	]%	(2.42)%	8.22%	4.09%		(0.66)%	4.76%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$	[	]	$62,694	$70,929	$72,999		$74,096	$74,680

Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture		[	]%	0.49%	0.48%	0.48%		0.48%	0.49%
Including waiver and/or reimbursement and recapture		[	]%	0.49%	0.48%	0.48	%(B)	0.48%	0.49%
Net investment income (loss) to average net assets		[	]%	1.98%	1.91%	1.79	%(B)	2.06%	1.84%
Portfolio turnover rate		[	]%	54%	48%	69%		68%	128%

(A)	Calculated based on average number of shares outstanding.
(B)

Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.

(C)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.

Transamerica JPMorgan Asset Allocation – Conservative VP

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2019 (unaudited)			December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$	[	]	$11.06		$10.18		$10.15		$11.05	$11.30

Investment operations:
Net investment income (loss)(A)		[	]	0.26		0.19		0.21	(B)	0.21	0.23
Net realized and unrealized gain (loss)		[	]	(0.69)		1.09		0.26		(0.42)	0.02

Total investment operations		[	]	(0.43)		1.28		0.47		(0.21)	0.25

Dividends and/or distributions to shareholders:
Net investment income		[	]	(0.20)		(0.23)		(0.21)		(0.25)	(0.31)
Net realized gains		[	]	(0.46)		(0.17)		(0.23)		(0.44)	(0.19)

Total dividends and/or distributions to shareholders		[	]	(0.66)		(0.40)		(0.44)		(0.69)	(0.50)

Net asset value, end of period/year	$	[	]	$9.97		$11.06		$10.18		$10.15	$11.05

Total return		[	]%	(3.98)%		12.81%		4.62%		(1.96)%	2.19%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$	[	]	$224,325		$270,096		$272,589		$293,085	$366,775

Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture		[	]%	0.15%		0.15%		0.14%		0.14%	0.15%
Including waiver and/or reimbursement and recapture		[	]%	0.15	%(D)	0.15	%(D)	0.13	%(B)	0.14%	0.15%
Net investment income (loss) to average net assets		[	]%	2.45%		1.77%		2.09	%(B)	1.89%	2.05%
Portfolio turnover rate		[	]%	12%		7%		68%		51%	34%

(A)	Calculated based on average number of shares outstanding.
(B)

Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.

(C)	Does not include expenses of the underlying funds in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica JPMorgan Asset Allocation – Conservative VP

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2019 (unaudited)			December 31, 2018		December 31, 2017		December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$	[	]	$10.94		$10.07		$10.05		$10.94	$11.19

Investment operations:
Net investment income (loss)(A)		[	]	0.23		0.16		0.19	(B)	0.18	0.20
Net realized and unrealized gain (loss)		[	]	(0.69)		1.08		0.24		(0.41)	0.02

Total investment operations		[	]	(0.46)		1.24		0.43		(0.23)	0.22

Dividends and/or distributions to shareholders:
Net investment income		[	]	(0.17)		(0.20)		(0.18)		(0.22)	(0.28)
Net realized gains		[	]	(0.46)		(0.17)		(0.23)		(0.44)	(0.19)

Total dividends and/or distributions to shareholders		[	]	(0.63)		(0.37)		(0.41)		(0.66)	(0.47)

Net asset value, end of period/year	$	[	]	$9.85		$10.94		$10.07		$10.05	$10.94

Total return		[	]%	(4.28)%		12.56%		4.30%		(2.14)%	1.95%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$	[	]	$1,033,425		$1,204,363		$1,161,725		$1,192,169	$1,263,360

Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture		[	]%	0.40%		0.40%		0.39%		0.39%	0.40%
Including waiver and/or reimbursement and recapture		[	]%	0.40	%(D)	0.40	%(D)	0.38	%(B)	0.39%	0.40%
Net investment income (loss) to average net assets		[	]%	2.20%		1.53%		1.86	%(B)	1.69%	1.84%
Portfolio turnover rate		[	]%	12%		7%		68%		51%	34%

(A)	Calculated based on average number of shares outstanding.
(B)

Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.

(C)	Does not include expenses of the underlying funds in which the Portfolio invests.
(D)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica Madison Balanced Allocation VP

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2019 (unaudited)			December 31, 2018	December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$	[	]	$11.61	$10.61	$10.49		$11.56	$11.53

Investment operations:
Net investment income (loss)(A)		[	]	0.22	0.21	0.19	(B)	0.22	0.26
Net realized and unrealized gain (loss)		[	]	(0.64)	0.99	0.37		(0.31)	0.40

Total investment operations		[	]	(0.42)	1.20	0.56		(0.09)	0.66

Dividends and/or distributions to shareholders:
Net investment income		[	]	(0.23)	(0.20)	(0.20)		(0.21)	(0.08)
Net realized gains		[	]	(0.25)	—	(0.24)		(0.77)	(0.55)

Total dividends and/or distributions to shareholders		[	]	(0.48)	(0.20)	(0.44)		(0.98)	(0.63)

Net asset value, end of period/year	$	[	]	$10.71	$11.61	$10.61		$10.49	$11.56

Total return		[	]%	(3.87)%	11.41%	5.25%		(0.73)%	5.74%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$	[	]	$97,780	$111,705	$105,056		$98,558	$94,841

Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture		[	]%	0.48%	0.48%	0.47%		0.47%	0.49%
Including waiver and/or reimbursement and recapture		[	]%	0.48%	0.48%	0.47	%(B)	0.47%	0.49%
Net investment income (loss) to average net assets		[	]%	1.93%	1.89%	1.82	%(B)	1.94%	2.19%
Portfolio turnover rate		[	]%	73%	57%	63%		60%	131%

(A)	Calculated based on average number of shares outstanding.
(B)

Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.00% higher and 0.00% lower, respectively, had the custodian not reimbursed the Portfolio.

(C)	Does not include expenses of the investment companies and/or ETFs in which the Portfolio invests.

Transamerica JPMorgan Asset Allocation – Moderate VP

For a share outstanding during the period and years indicated:	Initial Class
	June 30, 2019 (unaudited)			December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$	[	]	$12.62		$11.30	$11.22		$12.17	$12.10

Investment operations:
Net investment income (loss)(A)		[	]	0.27		0.22	0.22	(B)	0.24	0.26
Net realized and unrealized gain (loss)		[	]	(0.88)		1.61	0.40		(0.52)	0.09

Total investment operations		[	]	(0.61)		1.83	0.62		(0.28)	0.35

Dividends and/or distributions to shareholders:
Net investment income		[	]	(0.22)		(0.23)	(0.25)		(0.25)	(0.28)
Net realized gains		[	]	(0.61)		(0.28)	(0.29)		(0.42)	—

Total dividends and/or distributions to shareholders		[	]	(0.83)		(0.51)	(0.54)		(0.67)	(0.28)

Net asset value, end of period/year	$	[	]	$11.18		$12.62	$11.30		$11.22	$12.17

Total return		[	]%	(5.13)%		16.47%	5.56%		(2.23)%	2.77%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$	[	]	$548,520		$634,841	$610,851		$642,102	$838,875

Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture		[	]%	0.15%		0.14%	0.14%		0.14%	0.14%
Including waiver and/or reimbursement and recapture(D)		[	]%	0.15	%(E)	0.14%	0.13	%(B)	0.14%	0.14%
Net investment income (loss) to average net assets		[	]%	2.20%		1.84%	1.96	%(B)	1.97%	2.10%
Portfolio turnover rate		[	]%	14%		3%	63%		33%	22%

(A)	Calculated based on average number of shares outstanding.
(B)

Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.

(C)	Does not include expenses of the underlying funds in which the Portfolio invests.
(D)	TAM has contractually agreed to waive a portion of its management fee.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

Transamerica JPMorgan Asset Allocation – Moderate VP

For a share outstanding during the period and years indicated:	Service Class
	June 30, 2019 (unaudited)			December 31, 2018		December 31, 2017	December 31, 2016		December 31, 2015	December 31, 2014
Net asset value, beginning of period/year	$	[	]	$12.45		$11.16	$11.09		$12.03	$11.97

Investment operations:
Net investment income (loss)(A)		[	]	0.24		0.19	0.19	(B)	0.21	0.24
Net realized and unrealized gain (loss)		[	]	(0.86)		1.58	0.39		(0.51)	0.07

Total investment operations		[	]	(0.62)		1.77	0.58		(0.30)	0.31

Dividends and/or distributions to shareholders:
Net investment income		[	]	(0.19)		(0.20)	(0.22)		(0.22)	(0.25)
Net realized gains		[	]	(0.61)		(0.28)	(0.29)		(0.42)	—

Total dividends and/or distributions to shareholders		[	]	(0.80)		(0.48)	(0.51)		(0.64)	(0.25)

Net asset value, end of period/year	$	[	]	$11.03		$12.45	$11.16		$11.09	$12.03

Total return		[	]%	(5.35)%		16.12%	5.26%		(2.48)%	2.61%

Ratio and supplemental data:
Net assets end of period/year (000’s)	$	[	]	$5,349,342		$5,755,070	$5,365,006		$5,536,501	$5,880,534

Expenses to average net assets(C)
Excluding waiver and/or reimbursement and recapture		[	]%	0.40%		0.39%	0.39%		0.39%	0.39%
Including waiver and/or reimbursement and recapture(D)		[	]%	0.40	%(E)	0.39%	0.38	%(B)	0.39%	0.39%
Net investment income (loss) to average net assets		[	]%	1.98%		1.60%	1.72	%(B)	1.79%	1.97%
Portfolio turnover rate		[	]%	14%		3%	63%		33%	22%

(A)	Calculated based on average number of shares outstanding.
(B)

Please reference the Custody Out-of-Pocket Expense section of the Notes to Financial Statements for more information regarding the reimbursement of custody fees. The amount of the reimbursement on a per share basis was immaterial to the class. The Expenses to average net assets including waiver and/or reimbursement and recapture ratio, and Net investment income (loss) to average net assets ratio would have been 0.01% higher and 0.01% lower, respectively, had the custodian not reimbursed the Portfolio.

(C)	Does not include expenses of the underlying funds in which the Portfolio invests.
(D)	TAM has contractually agreed to waive a portion of its management fee.
(E)	Waiver and/or reimbursement rounds to less than 0.01%.

OWNERSHIP OF SHARES OF THE PORTFOLIOS

To the knowledge of each Target Portfolio, as of August 2, 2019, the Trustees and officers of each Target Portfolio owned in the aggregate less than 1% of the outstanding shares of the Target Portfolio. To the knowledge of each Destination Portfolio, as of August 2, 2019, the Trustees and officers of the Destination Portfolio owned in the aggregate less than 1% of the outstanding shares of the Destination Portfolio.

To the knowledge of each Target Portfolio, as of August 2, 2019, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Target Portfolio. Unless otherwise noted, the address of each owner is 6300 C Street SW, Cedar Rapids, IA 52499.

Name & Address	Portfolio Name	Class	Shares	Percent Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Madison Balanced Allocation VP	Service	8,594,664.143	100.00%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Madison Conservative Allocation VP	Service	5,471,236.087	100.00%

Any shareholder who holds beneficially 25% or more of a Target Portfolio may be deemed to control the Target Portfolio until the time as the shareholder holds beneficially less than 25% of the outstanding common shares of that Target Portfolio. Any shareholder controlling a Target Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Target Portfolio without the consent or approval of other shareholders.

To the knowledge of each Target Portfolio, as of August 2, 2019, the following persons held beneficially 25% or more of each Target Portfolio:

Name & Address	Portfolio Name	Shares	Percentage of Portfolio Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Madison Conservative Allocation VP	5,471,236.087	100.00%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica Madison Balanced Allocation VP	8,594,664.143	100.00%

Note: Information regarding the parent companies of the control persons listed in the chart above is provided in Exhibit B hereto.

To the knowledge of each Destination Portfolio, as of August 2, 2019, the following persons owned of record or beneficially 5% or more of the outstanding shares of the indicated classes of the Destination Portfolio. Unless otherwise noted, the address of each owner is 6300 C Street SW, Cedar Rapids, IA 52499.

Name & Address	Portfolio Name	Class	Shares	Percent Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Conservative VP	Initial	14,328,315.010	65.32%
TCM Division Transamerica Premier Life Ins Co WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Conservative VP	Initial	4,049,155.835	18.46%

Name & Address	Portfolio Name	Class	Shares	Percent Owned
AEGON Financial Partners—Florida Transamerica Premier Life Ins Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Conservative VP	Initial	2,164,207.501	9.87%
TCM Division Transamerica Life Insurance Company Retirement Builder Variable Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Conservative VP	Initial	1,190,994.116	5.43%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Conservative VP	Service	87,124,225.675	88.27%
TCM Division Transamerica Financial Life Ins Co Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Conservative VP	Service	5,957,363.965	6.04%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Moderate VP	Initial	30,009,548.998	65.26%
TCM Division Transamerica Premier Life Ins Co WRL Series Annuity Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Moderate VP	Initial	7,329,363.160	15.94%
AEGON Financial Partners—Florida Transamerica Premier Life Ins Co WRL Series Life Account 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Moderate VP	Initial	5,784,650.079	12.58%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Moderate VP	Service	438,080,640.299	92.11%
TCM Division Transamerica Financial Life Ins Co Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Moderate VP	Service	24,754,842.524	5.20%

Any shareholder who holds beneficially 25% or more of a Destination Portfolio may be deemed to control the Destination Portfolio until the time as the shareholder holds beneficially less than 25% of the outstanding common shares of that Destination Portfolio. Any shareholder controlling a Destination Portfolio may be able to determine the outcome of issues that are submitted to shareholders for vote and may be able to take action regarding the Destination Portfolio without the consent or approval of other shareholders.

To the knowledge of each Destination Portfolio, as of August 2, 2019, the following persons held beneficially 25% or more of each Destination Portfolio:

Name & Address	Portfolio Name	Shares	Percentage of Portfolio Owned
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Conservative VP	87,124,225.675	72.05%
TCM Division Transamerica Life Insurance Company Separate Account VA B 4333 Edgewood Rd NE Cedar Rapids IA 52499-3830	Transamerica JPMorgan Asset Allocation—Moderate VP	438,080,640.299	83.87%

Note: Information regarding the parent companies of the control persons listed in the chart above is provided in Exhibit B hereto.

FINANCIAL STATEMENT EXPERTS

The financial statements and financial highlights of each Portfolio for the past five fiscal years (or since its inception if less than five years) and any semi-annual period, as applicable, are incorporated by reference into this Information Statement/Prospectus. The financial statements and financial highlights of each Target Portfolio and corresponding Destination Portfolio for the fiscal year ended December 31, 2018 have been audited by Ernst & Young LLP, an Independent Registered Public Accounting firm, as set forth in their report thereon incorporated by reference into this Information Statement/Prospectus. Such financial statements and financial highlights are incorporated by reference herein in reliance upon such report given on the authority of such firm as experts in accounting and auditing.

AVAILABLE INFORMATION

You can obtain more free information about each Portfolio from your investment firm or by writing to your Portfolio at 1801 California Street, Suite 5200, Denver, Colorado 80202. You may also call 1-800-851-9777.

Each Portfolio’s statement of additional information and shareholder reports are available free of charge on the Portfolios’ website at http://www.transamericaseriestrust.com/individual/products/mutual-funds.

Shareholder reports. Annual and semi-annual reports to shareholders, and quarterly reports filed with the SEC, provide information about each Portfolio’s investments. An annual report discusses market conditions and investment strategies that significantly affected each Portfolio’s performance during its last fiscal year.

Each Portfolio is subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the 1940 Act and files reports, proxy statements and other information with the SEC. These reports, proxy statements and other information filed by the Portfolios and their predecessors can be inspected and copied (for a duplication fee) at the public reference facilities of the SEC at 100 F Street, N.E., Washington, DC 20549. Copies of these materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, DC 20549, at prescribed rates. In addition, copies of these documents may be viewed on–screen or downloaded from the SEC’s Internet site at www.sec.gov.

Exhibit A

FORM OF AGREEMENT AND PLAN OF REORGANIZATION

This AGREEMENT AND PLAN OF REORGANIZATION (“Agreement”) is made as of this [ ] day of November, 2019, by and among Transamerica Series Trust, a Delaware statutory trust (the “Trust”), with its principal place of business at 1801 California Street, Suite 5200, Denver, Colorado 80202, on behalf of its series listed on Exhibit A attached hereto under the heading “Acquiring Portfolio/Classes” (the “Acquiring Portfolio”), and the Trust, on behalf of its series listed on Exhibit A attached hereto under the heading “Acquired Portfolio/Classes” (the “Acquired Portfolio”) and, solely for purposes of paragraph 10.2 hereof, Transamerica Asset Management, Inc. (“TAM”). For purposes of this Agreement, the Trust will be referred to as the “Acquiring Entity” and the “Acquired Entity” when it is referred to in its capacity as the statutory trust of which the Acquiring Portfolio and the Acquired Portfolio, respectively, are series. In addition, although the only shareholders of the Acquiring Portfolio and the Acquired Portfolio are affiliated separate accounts and affiliated asset allocation portfolios, and contract holders of the variable life and annuity contracts are not shareholders of the Acquiring Portfolio or the Acquired Portfolio, for ease of reference shareholders and contract holders are collectively referred to in this Agreement as “shareholders”.

WHEREAS, the Acquired Portfolio and Acquiring Portfolio are each series of an open-end management investment company registered pursuant to the Investment Company Act of 1940, as amended (the “1940 Act”);

WHEREAS, it is intended that, for United States federal income tax purposes (i) the transaction contemplated by this Agreement constitute a “reorganization” within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”), and (ii) this Agreement constitute a plan of reorganization within the meaning of Section 368 of the Code and Treasury Regulations Section 1.368-2(g);

WHEREAS, the reorganization of the Acquired Portfolio will consist of (1) the assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio to the Acquiring Portfolio in exchange solely for (a) shares of the classes of shares of beneficial interest of the Acquiring Portfolio (the “Acquiring Portfolio Shares”) corresponding to the classes of outstanding shares of beneficial interest of the Acquired Portfolio (the “Acquired Portfolio Shares”), as described herein, and (b) the assumption by the Acquiring Portfolio of all liabilities of the Acquired Portfolio, and (2) the subsequent distribution of the Acquiring Portfolio Shares (which shall then constitute all of the assets of the Acquired Portfolio) to the shareholders of the Acquired Portfolio in complete liquidation of the Acquired Portfolio Shares and the termination of the Acquired Portfolio, as provided herein (the “Reorganization”), all upon the terms and conditions hereinafter set forth in this Agreement;

WHEREAS, the Board of Trustees of the Acquiring Entity (the “Acquiring Entity Board”) has determined, with respect to the Acquiring Portfolio, that the assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio in exchange for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquiring Portfolio and its shareholders and that the interests of the existing shareholders of the Acquiring Portfolio will not be diluted as a result of this transaction; and

WHEREAS, the Board of Trustees of the Acquired Entity (the “Acquired Entity Board”) has determined, with respect to the Acquired Portfolio, that the assignment, conveyance, transfer and delivery of all of the property and assets of the Acquired Portfolio in exchange for Acquiring Portfolio Shares and the assumption of all liabilities of the Acquired Portfolio by the Acquiring Portfolio is in the best interests of the Acquired Portfolio and its shareholders and that the interests of the existing shareholders of the Acquired Portfolio will not be diluted as a result of this transaction;

NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

1.

TRANSFER OF ASSETS OF THE ACQUIRED PORTFOLIO TO THE ACQUIRING PORTFOLIO IN EXCHANGE FOR ACQUIRING PORTFOLIO SHARES, ASSUMPTION OF ALL LIABILITIES OF THE ACQUIRED PORTFOLIO AND LIQUIDATION AND TERMINATION OF THE ACQUIRED PORTFOLIO

1.1 Subject to requisite approvals and the other terms and conditions herein set forth and on the basis of the representations and warranties contained herein, the Acquired Entity, on behalf of the Acquired Portfolio, agrees to assign, convey, transfer and deliver all of its property and assets attributable to the Acquired Portfolio, as set forth in paragraph 1.2, to the Acquiring Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, agrees in exchange therefor: (a) to deliver to the Acquired Portfolio the number of full and fractional shares of each class of Acquiring Portfolio Shares corresponding to a class of Acquired Portfolio Shares as of the time and date set forth in paragraph 3.1 determined by dividing the value of the Acquired Entity’s net assets with respect to each class of Acquired Portfolio Shares (computed in the manner and as of the time and date set forth in paragraph 2.1) by the net asset value of one share of the corresponding class of Acquiring Portfolio Shares (computed in the manner and as of the time and date set forth in paragraph 2.2); and (b) to assume all liabilities of the Acquired Portfolio as set forth in paragraph 1.2. Such transactions shall take place on the applicable closing date as provided for in paragraph 3.1 (the “Closing Date”). Exhibit A attached hereto shows the Acquiring Portfolio and its classes of shares and the Acquired Portfolio and its corresponding classes of shares. For purposes of this Agreement, each class of shares of the Acquired Portfolio as set forth on Exhibit A corresponds to the class of shares of the Acquiring Portfolio as set forth on such Exhibit, the term “Acquiring Portfolio Shares” should be read to include each such class of shares of the Acquiring Portfolio, and the term “Acquired Portfolio Shares” should be read to include each such class of shares of the Acquired Portfolio.

1.2 The property and assets of the Acquired Entity attributable to the Acquired Portfolio to be assigned, conveyed, transferred and delivered to and acquired by the Acquiring Entity, on behalf of the Acquiring Portfolio, shall consist of all assets and property of every kind and nature of the Acquired Portfolio, including, without limitation, all rights, receivables (including dividend, interest and other receivables), cash, cash equivalents, claims (whether absolute or contingent, known or unknown), securities, commodities and futures interests, good will and other intangible property, any deferred or prepaid expenses and all interests, rights, privileges and powers, the Acquired Portfolio owns at the Valuation Date (as defined in paragraph 2.1) (collectively, “Assets”). The Acquiring Entity, on behalf of the Acquiring Portfolio, shall assume all of the liabilities and obligations of the Acquired Portfolio, including, without limitation, all indemnification obligations of the Acquired Portfolio with respect to the current and former members of the Acquired Entity Board and officers of the Acquired Entity, whether accrued or contingent, known or unknown, existing at the Valuation Date (collectively, “Liabilities”). The Acquired Portfolio will promptly assign, convey, transfer and deliver to the Acquiring Entity, on behalf of the Acquiring Portfolio, any rights, stock dividends, cash dividends or other securities received by the Acquired Portfolio after the Closing Date as stock dividends, cash dividends or other distributions on or with respect to the property and assets transferred, which rights, stock dividends, cash dividends and other securities shall be deemed included in the property and assets transferred to the Acquiring Entity, on behalf of the Acquiring Portfolio, at the Closing Date and shall not be separately valued, in which case any such distribution that remains unpaid as of the Closing Date shall be included in the determination of the value of the assets of the Acquired Portfolio acquired by the Acquiring Entity on behalf of the Acquiring Portfolio.

1.3 Immediately following the actions contemplated by paragraph 1.1, the Acquired Entity shall take such actions as may be necessary or appropriate to complete the liquidation of the Acquired Portfolio. To complete the liquidation of an Acquired Portfolio, the Acquired Entity, on behalf of the Acquired Portfolio, shall (a) distribute to the shareholders of record with respect to each class of the Acquired Portfolio Shares as of the Closing Date (“Acquired Portfolio Shareholders”), on a pro rata basis, the Acquiring Portfolio Shares of the corresponding class of the Acquiring Portfolio received by the Acquired Entity, on behalf of the Acquired Portfolio, pursuant to paragraph 1.1, in complete liquidation of the Acquired Portfolio and in complete redemption of the Acquired Portfolio Shares, and (b) terminate the Acquired Portfolio in accordance with applicable state law. Such distribution and redemption shall be accomplished, with respect to each class of Acquired Portfolio Shares, by the transfer of the corresponding class of Acquiring Portfolio Shares then credited to the account of the Acquired Portfolio on the books of the Acquiring Portfolio to open accounts on the share records of the Acquiring Portfolio in the names of the Acquired Portfolio Shareholders. The aggregate net asset value of each class of Acquiring Portfolio Shares to be so credited to each Acquired Portfolio Shareholder holding Acquired Portfolio Shares of the corresponding class shall be equal to the aggregate net asset value of the Acquired Portfolio Shares of that corresponding class owned by that Acquired Portfolio Shareholder on the Closing Date. All issued Acquired Portfolio Shares will be canceled on the books of the Acquired Portfolio. The Acquiring Portfolio shall not issue certificates representing any class of Acquiring Portfolio Shares in connection with such exchange.

1.4 Ownership of Acquiring Portfolio Shares will be shown on the books of the Acquiring Portfolio as maintained by the Acquiring Portfolio’s transfer agent.

1.5 Any reporting responsibility of the Acquired Portfolio, including, but not limited to, the responsibility for filing regulatory reports, tax returns for periods ending on or prior to the Closing Date, or other documents with the Securities and Exchange Commission (“Commission”), any state securities commission, and any federal, state or local tax authorities or any other relevant regulatory authority, is and shall remain the responsibility of the Acquired Entity, on behalf of the Acquired Portfolio. The Acquiring Entity shall fully cooperate to the extent necessary or desirable for these responsibilities to be discharged.

2.	VALUATION

2.1 The value of the Assets and the amount of the Liabilities of the Acquired Portfolio, and the amounts thereof attributable to each class of shares of the Acquired Portfolio, shall be determined as of the time for calculation of its net asset value as set forth in the then-current prospectus for the Acquired Portfolio, and after the declaration of any dividends by the Acquired Portfolio, on the applicable Closing Date (such time and date being hereinafter called the “Valuation Date”), computed using the Trust’s valuation procedures. All computations of value and amounts shall be subject to confirmation by the independent registered public accounting firm for the Acquired Portfolio.

2.2 The net asset value per share of each class of the Acquiring Portfolio Shares shall be determined as of the time for calculation of the Acquiring Portfolio’s net asset value as set forth in the then-current prospectus for the Acquiring Portfolio on the Valuation Date, computed using the Trust’s valuation procedures. All computations of value and amounts shall be made by the independent registered public accounting firm for the Acquiring Portfolio.

3.	CLOSING AND CLOSING DATE

3.1 Subject to the terms and conditions set forth herein, the Closing Date shall be November [    ], 2019, or such other date as the parties may agree. All acts taking place at the closing of the transactions provided for in this Agreement (“Closing”) shall be deemed to take place simultaneously as of the “close of business” on the Closing Date unless otherwise agreed to by the parties. The close of business on the Closing Date shall be as of 4:00 p.m., Eastern Time, or such later time on that date as the Acquired Portfolio’s net asset value and/or the net asset value per share of the class of shares of the Acquiring Portfolio is calculated in accordance with Article 2 and after the declaration of any dividends. The Closing shall be held at the offices of TAM, 1801 California Street, Suite 5200, Denver, Colorado 80202, or at such other time and/or place as the parties may agree.

3.2 At the Closing of the Reorganization, the Acquired Entity shall direct State Street Bank and Trust Company (the “Custodian”) to transfer ownership of the Assets from the accounts of the Acquired Portfolio that the Custodian maintains as custodian for the Acquired Portfolio to the accounts of the Acquiring Portfolio that the Custodian maintains as custodian for the Acquiring Portfolio. The Acquired Entity shall, within one business day after the Closing for the Reorganization, deliver to the Acquiring Entity a certificate of an authorized officer stating that (i) the Assets of the Acquired Portfolio have been so transferred as of the Closing Date, and (ii) all necessary taxes in connection with the delivery of the Assets of the Acquired Portfolio, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made.

3.3 The Acquired Entity shall direct Transamerica Fund Services, Inc., in its capacity as transfer agent for the Acquired Portfolio (“Transfer Agent”), to deliver to the Acquiring Entity, within one business day after the Closing of the Reorganization, a certificate of an authorized officer stating that its records contain the name and address of each Acquired Portfolio Shareholder of the Acquired Portfolio and the class, number and percentage ownership of the outstanding Acquired Portfolio Shares owned by each such shareholder immediately prior to the Closing. At the Closing of the Reorganization, the Acquiring Portfolio shall deliver to the Secretary of the Acquired Portfolio a confirmation evidencing that (a) the appropriate number of Acquiring Portfolio Shares of the appropriate class or classes have been credited to the Acquired Portfolio’s account on the books of the Acquiring Portfolio pursuant to paragraph 1.1 prior to the actions contemplated by paragraph 1.3 and (b) the appropriate number of Acquiring Portfolio Shares of the appropriate class or classes have been credited to the accounts of the Acquired Portfolio Shareholders on the books of the Acquiring Portfolio pursuant to paragraph 1.3. At the Closing, each party shall deliver to the other party such bills of sale, checks, assignments, share certificates, if any, receipts or other documents as the other party or its counsel may reasonably request.

3.4 In the event that on the Valuation Date (a) the New York Stock Exchange or another primary trading market for portfolio securities of the Acquiring Portfolio or the Acquired Portfolio (each, an “Exchange”) shall be closed to trading or trading thereupon shall be restricted, or (b) trading or the reporting of trading on such Exchange or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of the Acquired Portfolio or the Acquiring Portfolio is impracticable (in the judgment of the Acquiring Entity Board with respect to the Acquiring Portfolio and the Acquired Entity Board with respect to the Acquired Portfolio), the Closing Date for the Reorganization shall be postponed until the first Friday (that is also a business day) after the day when trading shall have been fully resumed and reporting shall have been restored.

4.	REPRESENTATIONS AND WARRANTIES

4.1 Except as has been fully disclosed to the Acquiring Entity in Schedule 4.1 of this Agreement, the Acquired Entity, on behalf of the Acquired Portfolio, represents and warrants to the Acquiring Entity and the Acquiring Portfolio as follows:

(a) The Acquired Portfolio is duly established as a series of the Acquired Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with power under the Acquired Entity’s Declaration of Trust, as amended (the “Acquired Entity Charter”), to own all of its assets and to carry on its business as it is being conducted as of the date hereof. The Acquired Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquired Entity. The Acquired Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as set forth in paragraph 4.1(c).

(b) The Acquired Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquired Portfolio Shares under the Securities Act of 1933, as amended (the “1933 Act”), is in full force and effect.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquired Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the Securities Exchange Act of 1934 (the “1934 Act”), the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquired Portfolio and each prospectus and statement of additional information of the Acquired Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) On the Closing Date, the Acquired Entity, on behalf of the Acquired Portfolio, will have good and marketable title to the Acquired Portfolio’s Assets and full right, power and authority to sell, assign, convey, transfer and deliver such Assets hereunder free of any liens or other encumbrances, and upon delivery and payment for the Assets, the Acquiring Entity, on behalf of the Acquiring Portfolio, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, excluding such restrictions as might arise under the 1933 Act.

(f) The Acquired Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquired Entity, on behalf of the Acquired Portfolio, will not result, in a material violation of Delaware law or of the Acquired Entity Charter or the by-laws of the Acquired Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquired Entity, on behalf of the Acquired Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the

Acquired Entity, on behalf of the Acquired Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquired Entity, on behalf of the Acquired Portfolio, is a party or by which it is bound.

(g) All material contracts or other commitments of the Acquired Portfolio (other than this Agreement, certain investment contracts, including options, futures, swaps and forward contracts, and those contracts listed in Schedule 4.1) will terminate without liability to the Acquired Portfolio on or prior to the Closing Date. Each contract listed in Schedule 4.1 is a valid, binding and enforceable obligation of the Acquired Portfolio and, to the Acquired Portfolio’s knowledge, the other parties thereto (assuming due authorization, execution and delivery by the other parties thereto) and the assignment by the Acquired Portfolio to the Acquiring Portfolio of each such contract will not result in the termination of such contract, any breach or default thereunder by the Acquired Portfolio or the imposition of any penalty thereunder.

(h) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquired Entity’s knowledge, threatened against the Acquired Entity, with respect to the Acquired Portfolio or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquired Portfolio’s business. The Acquired Entity, on behalf of the Acquired Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquired Portfolio’s business or the Acquired Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquired Portfolio.

(i) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquired Portfolio for the most recently completed fiscal year of the Acquired Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered public accounting firm, and are in accordance with accounting principles generally accepted in the United States of America (“GAAP”) consistently applied, and such statements (true and correct copies of which have been furnished to the Acquiring Entity) present fairly, in all material respects, the financial condition of the Acquired Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquired Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(j) Since the last day of the most recently completed fiscal year of the Acquired Portfolio prior to the date of this Agreement, there has not been any material adverse change in the Acquired Portfolio’s financial condition, assets, liabilities or business, or any incurrence by the Acquired Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (j), a decline in net asset value per share of Acquired Portfolio Shares due to declines in market values of securities held by the Acquired Portfolio, the discharge of Acquired Portfolio liabilities, or the redemption of Acquired Portfolio Shares by shareholders of the Acquired Portfolio shall not constitute a material adverse change.

(k) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquired Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to have been shown as due from the Acquired Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquired Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(l) The Acquired Portfolio is a separate series of the Acquired Entity that is treated as a corporation separate from any and all other series of the Acquired Entity under Section 851(g) of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the Closing Date), the Acquired Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation (including the current taxable year, assuming such year ends on the date on which the Acquired Portfolio liquidates), the Acquired Portfolio will have distributed, on or before the Closing Date, substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid),

(b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any allowable capital loss carryover) that has accrued or been recognized, respectively, through the Closing Date such that for all tax periods ending on or before the Closing Date (and treating the current taxable year as ending on the Closing Date) the Acquired Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation (including the calendar year that includes the date on which the Acquired Portfolio liquidates), the Acquired Portfolio will have made such distributions on or before the Closing Date, as are necessary so that for all calendar years ending on or before the Closing Date, and for the calendar year that includes the Closing Date, the Acquired Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(m) All issued and outstanding Acquired Portfolio Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquired Entity and have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. All of the issued and outstanding Acquired Portfolio Shares will, at the time of Closing, be held by the persons and in the amounts set forth in the records of the Transfer Agent, on behalf of the Acquired Portfolio, as provided in paragraph 3.3. The Acquired Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any of the Acquired Portfolio Shares, nor is there outstanding any security convertible into any of the Acquired Portfolio Shares.

(n) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquired Entity Board, on behalf of the Acquired Portfolio, and this Agreement constitutes a valid and binding obligation of the Acquired Entity, on behalf of the Acquired Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(o) The information to be furnished by the Acquired Entity, on behalf of the Acquired Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations thereunder applicable thereto.

(p) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to the Acquired Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary in order to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquiring Entity, on behalf of the Acquiring Portfolio, for use therein), and (ii) comply in all material respects with the provisions of the 1933 Act, 1934 Act and the 1940 Act and the rules and regulations thereunder.

(q) For each calendar quarter of its operation ending on or before the Closing Date, the Acquired Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, the Acquired Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

4.2 Except as has been fully disclosed to the Acquired Entity in Schedule 4.2 to this Agreement, the Acquiring Entity, on behalf of the Acquiring Portfolio, represents and warrants to the Acquired Entity and the Acquired Portfolio as follows:

(a) The Acquiring Portfolio is duly established as a series of the Acquiring Entity, which is a statutory trust duly organized, validly existing and in good standing under the laws of the State of Delaware, with the power under the Acquiring Entity’s Declaration of Trust, as amended (the “Acquiring Entity Charter”), to own all of the assets of the Acquiring Portfolio and to carry on its business as it is being conducted as of the date hereof. The

Acquiring Entity is duly qualified to do business as a foreign trust in each jurisdiction in which the conduct of its business makes such qualification necessary except where the failure to so qualify would not have a material adverse effect on the condition (financial or otherwise), business, properties, net assets or results of operations of the Acquiring Entity. The Acquiring Entity has all necessary federal, state and local authorization to carry on its business as now being conducted and to fulfill the terms of this Agreement, except as described in paragraph 4.2(c).

(b) The Acquiring Entity is a registered open-end management investment company, and its registration with the Commission as an investment company under the 1940 Act, and the registration of each class of Acquiring Portfolio Shares under the 1933 Act, is in full force and effect or will be in full force and effect as of the Closing Date.

(c) No consent, approval, authorization, or order of any court or governmental authority is required for the consummation by the Acquiring Portfolio of the transactions contemplated herein, except such as may be required under the 1933 Act, the 1934 Act, the 1940 Act, state securities laws and the Hart-Scott-Rodino Act.

(d) The current prospectus and statement of additional information of the Acquiring Portfolio and each prospectus and statement of additional information of the Acquiring Portfolio used during the three (3) years prior to the date of this Agreement conforms or conformed at the time of its use in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations of the Commission thereunder and does not or did not at the time of its use include any untrue statement of a material fact or omit to state any material fact required to be stated therein or necessary to make the statements therein, in light of the circumstances under which they were made, not materially misleading.

(e) The Acquiring Portfolio is not engaged currently, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Portfolio, will not result, in a material violation of Delaware law or the Acquiring Entity Charter or the by-laws of the Acquiring Entity, or of any agreement, indenture, instrument, contract, lease or other undertaking to which the Acquiring Entity, on behalf of the Acquiring Portfolio, is a party or by which it is bound, and the execution, delivery and performance of this Agreement by the Acquiring Entity, on behalf of the Acquiring Portfolio, will not result in the acceleration of any material obligation, or the imposition of any material penalty, under any agreement, indenture, instrument, contract, lease, judgment or decree to which the Acquiring Entity, on behalf of the Acquiring Portfolio, is a party or by which it is bound.

(f) No litigation or administrative proceeding or investigation of or before any court or governmental body is pending or, to the Acquiring Entity’s knowledge, threatened against the Acquiring Entity, with respect to the Acquiring Portfolio, or any of its properties or assets, that, if adversely determined, would materially and adversely affect its financial condition or the conduct of the Acquiring Portfolio’s business. The Acquiring Entity, on behalf of the Acquiring Portfolio, is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body that materially and adversely affects the Acquiring Portfolio’s business or the Acquiring Entity’s ability to consummate the transactions herein contemplated on behalf of the Acquiring Portfolio.

(g) The Statement of Assets and Liabilities, Statements of Operations and Changes in Net Assets and Schedule of Investments of the Acquiring Portfolio as at the last day of and for the most recently completed fiscal year of the Acquiring Portfolio prior to the date of this Agreement have been audited by Ernst & Young LLP, independent registered certified public accounting firm, and are in accordance with GAAP consistently applied, and such statements (true and correct copies of which have been furnished to the Acquired Entity) present fairly, in all material respects, the financial condition of the Acquiring Portfolio as of such date and for such period in accordance with GAAP, and there are no known contingent, accrued or other liabilities of the Acquiring Portfolio required to be reflected on a balance sheet (including the notes thereto) in accordance with GAAP as of such date that are not disclosed therein.

(h) Since the last day of the most recently completed fiscal year of the Acquiring Portfolio prior to the date of this Agreement, there has not been any material adverse change in the Acquiring Portfolio’s financial condition, assets, liabilities or business, or any incurrence by the Acquiring Portfolio of indebtedness for money borrowed maturing more than one year from the date such indebtedness was incurred. For the purposes of this subparagraph (h), a decline in net asset value per share of Acquiring Portfolio Shares due to declines in market values of securities held by the Acquiring Portfolio, the discharge of Acquiring Portfolio liabilities, or the redemption of Acquiring Portfolio Shares by shareholders of the Acquiring Portfolio shall not constitute a material adverse change.

(i) On the Closing Date, all federal and other tax returns, dividend reporting forms and other tax-related reports of the Acquiring Portfolio required by law to have been filed (taking into account any extensions) shall have been timely filed (taking such extensions into account) and shall be correct in all material respects, and all federal and other taxes shown as due or required to have been shown as due from the Acquiring Portfolio on such tax returns, forms and reports shall have been paid or provision shall have been made for the payment thereof and, to the best of the Acquiring Entity’s knowledge, no such return is currently under audit and no outstanding assessment of any tax has been asserted with respect to such returns.

(j) The Acquiring Portfolio is a separate series of the Acquiring Entity that is treated as a corporation separate from any and all other series of the Acquiring Entity under Section 851(g) of the Code. For each taxable year of its operation (including the taxable year that includes the Closing Date), the Acquiring Portfolio has met (or will meet) the requirements of Subchapter M of Chapter 1 of the Code for qualification and treatment as a “regulated investment company,” and has been (or will be) eligible to compute and has computed (or will compute) its federal income tax under Section 852 of the Code. For each taxable year of its operation ending prior to the Closing Date, the Acquiring Portfolio will have distributed (or will distribute pursuant to the provisions of Section 855 of the Code) substantially all of (a) its investment company taxable income (as defined in the Code) (computed without regard to any deduction for dividends paid), (b) the excess of its interest income excludable from gross income under Section 103(a) of the Code, if any, over its deductions disallowed under Section 265 and Section 171(a)(2) of the Code, and (c) any net capital gain (as defined in the Code) (after reduction for any capital loss carryover) such that for all tax periods ending prior to the Closing Date the Acquiring Portfolio will not have any unpaid tax liability under Section 852 of the Code. For each calendar year of its operation ending prior to the Closing Date, the Acquiring Portfolio will have made such distributions as are necessary so that for all calendar years ending prior to the Closing Date the Acquiring Portfolio will not have any unpaid tax liability under Section 4982 of the Code.

(k) All issued and outstanding Acquiring Portfolio Shares are, and on the Closing Date will be, duly authorized and validly and legally issued and outstanding, fully paid and non-assessable by the Acquiring Entity and will have been offered and sold in any state, territory or the District of Columbia in compliance in all material respects with applicable registration requirements of all applicable federal and state securities laws. The Acquiring Portfolio does not have outstanding any options, warrants or other rights to subscribe for or purchase any Acquiring Portfolio Shares, nor is there outstanding any security convertible into any Acquiring Portfolio Shares. All of the Acquiring Portfolio Shares to be issued and delivered to the Acquired Entity, for the account of the Acquired Portfolio Shareholders, pursuant to this Agreement, will on the Closing Date have been duly authorized and, when so issued and delivered, will be duly and validly and legally issued Acquiring Portfolio Shares and be fully paid and non-assessable by the Acquiring Entity.

(l) The execution, delivery and performance of this Agreement, and the transactions contemplated herein, have been duly authorized by all necessary action on the part of the Acquiring Entity Board, on behalf of the Acquiring Portfolio, and this Agreement constitutes a valid and binding obligation of the Acquiring Entity, on behalf of the Acquiring Portfolio, enforceable in accordance with its terms, subject, as to enforcement, to bankruptcy, insolvency, reorganization, moratorium and other laws relating to or affecting creditors’ rights and to general equity principles.

(m) The information to be furnished by the Acquiring Entity, on behalf of the Acquiring Portfolio, for use in any documents filed or to be filed with any federal, state or local regulatory authority, which may be necessary in connection with the transactions contemplated hereby, shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations applicable thereto.

(n) The Registration Statement (as defined in paragraph 5.9), insofar as it relates to the Acquiring Portfolio, on the effective date of the Registration Statement and on the Closing Date, will (i) not contain any statement which, at the time and in the light of the circumstances under which it is made, is false or misleading with respect to any material fact, or which omits to state any material fact necessary to make the statements therein not false or misleading (provided that this representation and warranty shall not apply to statements in or omissions from the Registration Statement made in reliance upon and in conformity with information that was furnished by the Acquired Entity for use therein) and (ii) comply in all material respects with the provisions of the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder.

(o) For each calendar quarter of its operation ending on or before the Closing Date, the Acquiring Portfolio has complied with the diversification requirements imposed by Section 817(h) of the Code and the Treasury Regulations thereunder on certain insurance company segregated asset accounts. At all relevant times on or before the Closing Date, such Acquiring Portfolio has been an investment company to which Treasury Regulations Section 1.817-5(f) applies.

5.	COVENANTS

The Acquired Entity, on behalf of the Acquired Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, respectively, hereby further covenant as follows:

5.1 The Acquired Portfolio and the Acquiring Portfolio each will operate its business in the ordinary course and shall comply in all material respects with all applicable laws, rules and regulations between the date hereof and the Closing Date, it being understood that such ordinary course of business will include the declaration and payment of customary dividends and other distributions, and any other distribution that may be advisable.

5.2 The Acquiring Portfolio Shares to be acquired by the Acquired Portfolio hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms of this Agreement.

5.3 The Acquired Entity, on behalf of the Acquired Portfolio, will assist the Acquiring Entity in obtaining such information as the Acquiring Entity reasonably requests concerning the beneficial ownership of the Acquired Portfolio Shares.

5.4 Subject to the provisions of this Agreement, the Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, each will take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.

5.5 Each of the Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, will use all reasonable efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.

5.6 The Acquired Entity, on behalf of the Acquired Portfolio, will, from time to time, as and when reasonably requested by the Acquiring Entity, execute and deliver or cause to be executed and delivered all such assignments and other instruments and will take or cause to be taken such further action as the Acquiring Entity, on behalf of the Acquiring Portfolio, may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Entity’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Entity’s title to and possession of all the Assets, and to otherwise to carry out the intent and purpose of this Agreement.

5.7 The Acquiring Entity, on behalf of the Acquiring Portfolio, will use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.

5.8 The Acquired Entity, on behalf of the Acquired Portfolio, shall prepare and file a registration statement on Form N-14 in compliance with the 1933 Act, the 1934 Act and the 1940 Act and the rules and regulations thereunder with respect to the Reorganization (the “Registration Statement”). The Acquired Entity, on behalf of the Acquired Portfolio, will provide to the Acquiring Entity such information regarding the Acquired Portfolio as may be reasonably necessary for the preparation of the Registration Statement.

6.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRED PORTFOLIO

The obligations of the Acquired Entity, on behalf of the Acquired Portfolio, to consummate the Reorganization of the Acquired Portfolio shall be subject, at the Acquired Entity’s election, to the following conditions with respect to the Acquired Portfolio:

6.1 All representations and warranties of the Acquiring Entity, on behalf of the Acquiring Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

6.2 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquiring Entity, on behalf of the Acquiring Portfolio, on or before the Closing Date.

6.3 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have executed and delivered an assumption of the Liabilities of the Acquired Portfolio and all such other agreements and instruments as the Acquired Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Entity’s assumption of all of the Liabilities, and to otherwise to carry out the intent and purpose of this Agreement.

6.4 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have delivered to the Acquired Portfolio a certificate executed in the name of the Acquiring Entity, on behalf of the Acquiring Portfolio, by the Acquiring Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquired Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 6.1 and 6.2 and as to such other matters as the Acquired Entity shall reasonably request.

6.5 The Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

7.	CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO

The obligations of the Acquiring Entity, on behalf of the Acquiring Portfolio, to consummate the Reorganization of the Acquiring Portfolio shall be subject, at the Acquiring Entity’s election, to the following conditions with respect to the Acquiring Portfolio:

7.1 All representations and warranties of the Acquired Entity, on behalf of the Acquired Portfolio, contained in this Agreement shall be true and correct in all material respects as of the date hereof and, except as they may be affected by the transactions contemplated by this Agreement, as of the Closing Date, with the same force and effect as if made on and as of the Closing Date.

7.2 The Acquired Entity, on behalf of the Acquired Portfolio, shall have performed all of the covenants and complied with all of the provisions required by this Agreement to be performed or complied with by the Acquired Entity, on behalf of the Acquired Portfolio, on or before the Closing Date.

7.3 The Acquired Entity shall have delivered to the Acquiring Entity, on behalf of the Acquiring Portfolio, a Statement of Assets and Liabilities of the Acquired Portfolio as of the Closing Date, including a schedule of investments, certified by the Treasurer of the Acquired Entity on behalf of the Acquired Portfolio. The Acquired Entity, on behalf of the Acquired Portfolio, shall have executed and delivered all such assignments and other instruments of transfer as the Acquiring Entity may reasonably deem necessary or desirable in order to vest in and confirm (a) the Acquired Portfolio’s title to and possession of the Acquiring Portfolio Shares to be delivered hereunder and (b) the Acquiring Portfolio’s title to and possession of all the Assets and to otherwise to carry out the intent and purpose of this Agreement.

7.4 The Acquired Entity, on behalf of the Acquired Portfolio, shall have delivered to the Acquiring Entity a certificate executed in the name of the Acquired Entity, on behalf of the Acquired Portfolio, by the Acquired Entity’s President or Vice President and its Treasurer or Assistant Treasurer, in a form reasonably satisfactory to the Acquiring Entity and dated as of the Closing Date, as to the matters set forth in paragraphs 7.1 and 7.2 and as to such other matters as the Acquiring Entity shall reasonably request.

7.5 The Acquired Entity, on behalf of the Acquired Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, shall have agreed on the number of full and fractional Acquiring Portfolio Shares to be issued by the Acquiring Portfolio in connection with the Reorganization after such number has been calculated in accordance with paragraph 1.1.

8.	FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF THE ACQUIRING PORTFOLIO AND THE ACQUIRED PORTFOLIO

If any of the conditions set forth below have not been satisfied on or before the Closing Date with respect to the Acquired Entity, on behalf of the Acquired Portfolio, or the Acquiring Entity, on behalf of the Acquiring Portfolio, the other party to this Agreement shall be entitled on behalf of the Acquired Portfolio or Acquiring Portfolio, as applicable, at its option, to (and shall, in the case of a failure to satisfy the conditions set forth in paragraph 8.4) refuse to consummate the transactions contemplated by this Agreement with respect to the Acquired Portfolio and the Acquiring Portfolio:

8.1 On the applicable Closing Date, no court or governmental agency of competent jurisdiction shall have issued any order that remains in effect and that restrains or enjoins the Acquired Entity, with respect to the Acquired Portfolio, or the Acquiring Entity, with respect to the Acquiring Portfolio, from completing the transactions contemplated by this Agreement.

8.2 All consents of other parties and all other consents, orders and permits of federal, state and local regulatory authorities deemed necessary by the Acquiring Entity or the Acquired Entity to permit consummation, in all material respects, of the transactions contemplated hereby shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of the Acquiring Portfolio or the Acquired Portfolio, provided that either party hereto may for itself waive any of such conditions.

8.3 The Registration Statement shall have become effective under the 1933 Act and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending.

8.4 The parties shall have received the opinion of Morgan, Lewis & Bockius LLP, dated the Closing Date, substantially to the effect that, based upon certain facts, assumptions and representations and upon certifications made by the Acquired Entity, on behalf of the Acquired Portfolio, and the Acquiring Entity, on behalf of the Acquiring Portfolio, (i) the applicable Reorganization will constitute a “reorganization” within the meaning of Section 368(a) of the Code, and the Acquired Portfolio and the Acquiring Portfolio will each be a “party to a reorganization” within the meaning of Section 368(b) of the Code; (ii) no gain or loss will be recognized by the Acquiring Portfolio upon receipt of the Assets of the Acquired Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Portfolio, of the Liabilities of the Acquired Portfolio as part of the Reorganization; (iii) the tax basis in the hands of the Acquiring Portfolio of the Assets of the Acquired Portfolio transferred to the Acquiring Portfolio in the Reorganization will be the same as the tax basis of such Assets in the hands of the Acquired Portfolio immediately prior to the transfer, increased by the amount of gain (or decreased by the amount of loss), if any, recognized by the Acquired Portfolio upon the transfer; (iv) the holding period in the hands of the Acquiring Portfolio of each Asset transferred to the Acquiring Portfolio in the Reorganization, other than Assets with respect to which gain or loss is required to be recognized in the Reorganization, will include the period during which the Asset was held by the Acquired Portfolio (except where investment activities of the Acquiring Portfolio have the effect of reducing or eliminating the holding period with respect to an asset); (v) no gain or loss will be recognized by the Acquired Portfolio in the Reorganization upon the transfer of its Assets to the Acquiring Portfolio solely in exchange for the Acquiring Portfolio Shares and the assumption by the Acquiring Entity, on behalf of the Acquiring Portfolio, of the Liabilities of the Acquired

Portfolio, or upon the distribution of the Acquiring Portfolio Shares by the Acquired Portfolio to its shareholders in complete liquidation of the Acquired Portfolio, except for (A) any gain or loss that may be recognized with respect to contracts subject to Section 1256 of the Code, (B) any gain that may be recognized on the transfer of stock in a “passive foreign investment company” as defined in Section 1297(a) of the Code and (C) any other gain or loss that may be required to be recognized as a result of the closing of the Acquired Portfolio’s taxable year or upon the transfer of an Asset regardless of whether such transfer would otherwise be a non-recognition transaction under the Code; (vi) no gain or loss will be recognized by the Acquired Portfolio Shareholders upon the exchange of their Acquired Portfolio Shares solely for the Acquiring Portfolio Shares as part of the Reorganization; (vii) the aggregate tax basis of the Acquiring Portfolio Shares that each Acquired Portfolio Shareholder of the Acquired Portfolio receives in the Reorganization will be the same as the aggregate tax basis of his or her Acquired Portfolio Shares exchanged therefor; and (viii) each Acquired Portfolio Shareholder’s holding period for his or her Acquiring Portfolio Shares received in the Reorganization will include the holding period for which he or she held the Acquired Portfolio Shares exchanged therefor, provided that he or she held the Acquired Portfolio Shares as capital assets on the date of the exchange. The delivery of such opinion is conditioned upon the receipt by Morgan, Lewis & Bockius LLP of representations it shall request of the Acquiring Entity and the Acquired Entity. Notwithstanding anything herein to the contrary, neither the Acquiring Entity nor the Acquired Entity may waive the condition set forth in this paragraph 8.4 on behalf of the Acquired Portfolio or the Acquiring Portfolio.

8.5 The Acquiring Entity, on behalf of the Acquiring Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquiring Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquired Entity, on behalf of the Acquired Portfolio, and its authorized officers: (a) the Acquired Entity is a statutory trust existing under the laws of the State of Delaware; (b) the Acquired Entity, with respect to the Acquired Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquired Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquired Entity, on behalf of the Acquired Portfolio, and constitutes a valid and legally binding obligation of the Acquired Entity, on behalf of the Acquired Portfolio, enforceable against the Acquired Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the transfer of the Assets for Acquiring Portfolio Shares and the assumption by the Acquiring Portfolio of the Liabilities pursuant to this Agreement will not, violate the Acquired Entity Charter or the bylaws of the Acquired Entity. Such opinion may state that it is solely for the benefit of the Acquiring Entity and the Acquiring Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

8.6 The Acquired Entity, on behalf of the Acquired Portfolio, shall have received on the applicable Closing Date an opinion of Morgan, Lewis & Bockius LLP, in a form reasonably satisfactory to the Acquired Entity, and dated as of the Closing Date, substantially to the effect that, based upon certain facts and certifications made by the Acquiring Entity, on behalf of the Acquiring Portfolio and its authorized officers: (a) the Acquiring Entity is a statutory trust validly existing under the laws of the State of Delaware; (b) the Acquiring Entity, with respect to the Acquiring Portfolio, has the power as a statutory trust to carry on its business as presently conducted in accordance with the description thereof in the Acquiring Entity’s registration statement as an open-end investment company registered under the 1940 Act; (c) this Agreement has been duly authorized, executed and, so far as known to such counsel, delivered by the Acquiring Entity, on behalf of the Acquiring Portfolio, and constitutes a valid and legally binding obligation of the Acquiring Entity, on behalf of the Acquiring Portfolio, enforceable against the Acquiring Entity in accordance with its terms; and (d) the execution and delivery of this Agreement did not, and the issuance of the Acquiring Portfolio Shares and the assumption of the Liabilities in exchange for the transfer of the Assets pursuant to this Agreement will not, violate the Acquiring Entity Charter or the by-laws of the Acquiring Entity. Such opinion may state that it is solely for the benefit of the Acquired Entity and the Acquired Entity Board. Such opinion may contain such assumptions and limitations as shall be in the opinion of Morgan, Lewis & Bockius LLP appropriate to render the opinions expressed therein.

9.	INDEMNIFICATION

9.1 The Acquiring Entity, out of the Acquiring Portfolio’s assets and property (including any amounts paid to the Acquiring Portfolio pursuant to any applicable liability insurance policies or indemnification agreements), agrees to indemnify and hold harmless the Acquired Entity and the members of the Acquired Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquired Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquiring Entity, on behalf of the Acquiring Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquiring Entity or the members of the Acquiring Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquiring Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

9.2 The Acquired Entity, out of the Acquired Portfolio’s assets and property (including any amounts paid to the Acquired Portfolio pursuant to any applicable liability insurance policies), agrees to indemnify and hold harmless the Acquiring Entity and the members of the Acquiring Entity Board and its officers from and against any and all losses, claims, damages, liabilities or expenses (including, without limitation, the payment of reasonable legal fees and reasonable costs of investigation) to which the Acquiring Entity and those board members and officers may become subject, insofar as such loss, claim, damage, liability or expense (or actions with respect thereto) arises out of or is based on (a) any breach by the Acquired Entity, on behalf of an Acquired Portfolio, of any of its representations, warranties, covenants or agreements set forth in this Agreement or (b) any act, error, omission, neglect, misstatement, materially misleading statement, breach of duty or other act wrongfully done or attempted to be committed by the Acquired Entity or the members of the Acquired Entity Board or its officers prior to the Closing Date, provided that such indemnification by the Acquired Entity is not (i) in violation of any applicable law or (ii) otherwise prohibited as a result of any applicable order or decree issued by any governing regulatory authority or court of competent jurisdiction.

10.	BROKER FEES AND EXPENSES

10.1 The Acquiring Entity, on behalf of the Acquiring Portfolio, and the Acquired Entity, on behalf of the Acquired Portfolio, represent and warrant to each other that there are no brokers or finders entitled to receive any payments in connection with the transactions provided for herein.

10.2 The costs of the Reorganization will be borne by TAM. Notwithstanding any of the foregoing, expenses will in any event be paid by the party directly incurring such expenses (without reimbursement by another person) if and to the extent that the payment by another person of such expenses would prevent such party from being treated as a “regulated investment company” under the Code or would prevent a Reorganization from qualifying as a “reorganization” within the meaning of Section 368(a) of the Code or otherwise result in the imposition of tax on the applicable Acquired Portfolio or the corresponding Acquiring Portfolio or on shareholders of the Acquired Portfolio or the Acquiring Portfolio.

11.	ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

11.1 The Acquiring Entity and the Acquired Entity agree that neither party has made any representation, warranty or covenant, on behalf of the Acquiring Portfolio or the Acquired Portfolio, respectively, not set forth herein and that this Agreement constitutes the entire agreement between the parties.

11.2 The covenants to be performed after the Closing by both the Acquiring Entity and the Acquired Entity, and the obligations of the Acquiring Entity, on behalf of the Acquiring Portfolio, in Article 9, shall survive the Closing. All other representations, warranties and covenants contained in this Agreement or in any document delivered pursuant hereto or in connection herewith shall not survive the consummation of the transactions contemplated hereunder and shall terminate on the Closing.

12.	TERMINATION

This Agreement may be terminated and the transactions contemplated hereby may be abandoned with respect to any Acquiring Portfolio or Acquired Portfolio at any time prior to the Closing Date with respect to the Reorganization by resolution of either the Acquiring Entity Board or the Acquired Entity Board, if circumstances should develop that, in the opinion of that Board, make proceeding with the Agreement inadvisable with respect to the Acquiring Portfolio or the Acquired Portfolio, respectively. Any such termination resolution will be effective when communicated to the other party. The termination of this Agreement shall not affect the rights and obligations of any party in respect of any breach of this Agreement occurring prior to such termination.

13.	AMENDMENTS

This Agreement may be amended, modified or supplemented in such manner as may be deemed necessary or advisable by the authorized officers of the Acquired Entity, on behalf of the Acquired Portfolio, or the Acquiring Entity, on behalf of the Acquiring Portfolio.

14.	NOTICES

Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by facsimile, electronic delivery (i.e., e-mail), personal service or prepaid or certified mail addressed to the Acquiring Entity or the Acquired Entity, at its address set forth in the preamble to this Agreement, in each case to the attention of its President.

15.	HEADINGS; COUNTERPARTS; GOVERNING LAW; SEVERABILITY; ASSIGNMENT; LIMITATION OF LIABILITY

15.1 The Article headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

15.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

15.3 This Agreement shall be governed by and construed and interpreted in accordance with the internal laws of the State of New York.

15.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other parties. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

15.5 The warranties, representations and agreements contained in this Agreement made by the Acquired Entity, on behalf of the Acquired Portfolio, are made on a several (and not joint, or joint and several) basis. Similarly, the warranties, representations and agreements contained in this Agreement made by the Acquiring Entity, on behalf of the Acquiring Portfolio, are made on a several (and not joint, or joint and several) basis.

[Rest of page intentionally left blank]

IN WITNESS WHEREOF, each of the parties hereto has caused this Agreement to be executed by its duly authorized officer.

TRANSAMERICA SERIES TRUST, on behalf of the Acquiring Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

TRANSAMERICA SERIES TRUST, on behalf of the Acquired Portfolio listed on Exhibit A attached hereto

By:
Name:
Title:

TRANSAMERICA ASSET MANAGEMENT, INC., solely with respect to paragraph 10.2 hereof

By:
Name:
Title:

Exhibit A

Acquired Portfolio/Classes	Acquiring Portfolio/Classes
Transamerica Madison Conservative Allocation VP	Transamerica JP Morgan Asset Allocation – Conservative VP
Initial Class	Initial Class
Service Class	Service Class

Transamerica Madison Balanced Allocation VP	Transamerica JP Morgan Asset Allocation – Moderate VP
Initial Class	Initial Class
Service Class	Service Class

SCHEDULE 4.1

[            ]

SCHEDULE 4.2

[            ]

EXHIBIT B

Information Regarding Organization and Parent Entities of “Control Persons”

Entity	Place of Organization
Aegon NV	The Hague
Aegon International B.V.	The Hague
The Aegon Trust	Delaware
Transamerica Corporation (DE)	Delaware
Commonwealth General Corporation	Delaware
AUSA Holding, LLC	Maryland
Transamerica Life Insurance Company	Iowa
Transamerica Premier Life Insurance Company	Iowa
Transamerica Asset Management, Inc.	Florida

B-1

The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PART B

TRANSAMERICA SERIES TRUST

on behalf of its Series:

TRANSAMERICA JPMORGAN ASSET ALLOCATION—CONSERVATIVE VP

AND

TRANSAMERICA JPMORGAN ASSET ALLOCATION—MODERATE VP

(each a “Destination Portfolio”)

1801 California Street, Suite 5200

Denver, Colorado 80202

(Toll free) 1-888-233-4339

STATEMENT OF ADDITIONAL INFORMATION

[__________, 2019]

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the combined Information Statement and Prospectus dated [__________, 2019] (the “Information Statement/Prospectus”), which relates to Initial Class and Service Class shares of the Destination Portfolios to be issued in exchange for shares of Transamerica Madison Conservative Allocation VP and Transamerica Madison Balanced Allocation VP (each a “Target Portfolio”), as shown below. Please retain this SAI for further reference.

To obtain a copy of the Information Statement/Prospectus, free of charge, please write to the Destination Portfolios at the address set forth above or call the Destination Portfolios at the number set forth above.

The following table indicates (a) the Target Portfolio and corresponding Destination Portfolio involved in each Reorganization, and (b) the corresponding Destination Portfolio shares that the applicable Target Portfolio shareholders will receive.

Target Portfolios & Shares	Destination Portfolios & Shares
Transamerica Madison Conservative Allocation –VP Initial Class* Service Class	Transamerica JPMorgan Asset Allocation – Conservative VP Initial Class Service Class

Transamerica Madison Balanced Allocation –VP Initial Class* Service Class	Transamerica JPMorgan Asset Allocation – Moderate VP Initial Class Service Class

*	Transamerica Madison Conservative Allocation VP and Transamerica Madison Balanced Allocation VP do not currently offer Initial Class shares.

INTRODUCTION	3
DOCUMENTS INCORPORATED BY REFERENCE	3
FINANCIAL STATEMENTS	3

2

INTRODUCTION

This SAI is intended to supplement the Information Statement/Prospectus relating specifically to the proposed transfer of all of the assets of each Target Portfolio to, and the assumption of the liabilities of each Target Portfolio by, each corresponding Destination Portfolio in exchange for shares of each Destination Portfolio as shown in the table on the cover page of this SAI.

DOCUMENTS INCORPORATED BY REFERENCE

This SAI consists of these cover pages, additional information regarding the Portfolios and the following documents, each of which was filed electronically with the Securities and Exchange Commission (the “SEC”) and is incorporated by reference herein.

1. The Portfolios’ Statement of Additional Information dated May 1, 2019, as filed with the SEC on April 30, 2019 (File Nos. 811-04419 and 033-00507; Accession No. 0001193125-19-129066) is incorporated herein by reference.

2. The Portfolios’ Annual Report for the fiscal year ended December 31, 2018 (File No. 811-04419), as filed with the SEC on March 6, 2019 (Accession No. 0001193125-19-065424) is incorporated herein by reference.

3. The Portfolios’ Semi-Annual Report for the fiscal period ended June 30, 2019 (File No. 811-04419), as filed with the SEC on September [    ], 2019 (Accession No. [                    ]) is incorporated herein by reference.

PRO FORMA FINANCIAL STATEMENTS

No Pro Forma Financial Statements have been prepared and included for the Reorganizations because the net asset value of the Target Portfolios do not exceed 10% of the net asset value of the corresponding Destination Portfolio as of July 31, 2019.

3

PART C

OTHER INFORMATION

Item 15.	Indemnification

Provisions relating to indemnification of the Registrant’s Trustees and employees are included in Registrant’s Declaration of Trust and Bylaws, which are incorporated herein by reference.

Pursuant to Rule 484, insofar as indemnification for liability arising under the Securities Act of 1933 (the “Act”) may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 16.	Exhibits

List all exhibits filed as part of the Registration Statement.

1		Amended and Restated Declaration of Trust filed with Post-Effective Amendment (“PEA”) No. 133 to the Registration Statement on February 12, 2016

2		Bylaws of Registrant filed with PEA No. 72 to the Registration Statement on April 29, 2008

3		n/a

4		Form of Agreement and Plan of Reorganization (See Exhibit A to the Information Statement/Prospectus)

5		See Exhibits 1 and 2

6	(1)	Management Agreement between Registrant and Transamerica Asset Management, Inc. (“TAM”) dated March 1, 2016, filed with PEA 134 to the Registration Statement on March 18, 2016

a. Amended Schedule A dated May 1, 2019 filed with PEA 151 to the Registration Statement on April 30, 2019

b. Amended Schedule A to be filed by amendment

	(2)	Sub-Advisory Agreement between TAM and J.P. Morgan Investment Management, Inc., on behalf of Transamerica Asset Allocation – Conservative VP and Transamerica Asset Allocation – Moderate VP, filed with PEA 139 to the Registration Statement on April 27, 2017

7		Amended and Restated Distribution Agreement dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

	a.	Amendment to Distribution Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

	b.	Amended Schedule I dated May 1, 2019 filed with PEA 151 to the Registration Statement on April 30, 2019

	c.	Amended Schedule I to be filed by subsequent amendment

8		Amended and Restated Trustees’ Deferred Compensation Plan dated January 1, 2010 filed with Transamerica Funds’ PEA No. 108 to its Registration Statement on February 26, 2010 (File no. 033-02659)

9		Custodian Agreement between Registrant and State Street Bank and Trust Company dated January 1, 2011 filed with Transamerica Funds’ PEA 126 to its Registration Statement on April 29, 2011 (File no. 033-02659)

	(1)	Amendment to Custodian Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 12, 2013

a. Amended Appendix A-1 dated May 1, 2019 filed with PEA 151 to the Registration Statement on April 30, 2019

b. Amended Appendix A-1 to be filed by amendment

2

10		Plan of Distribution under Rule 12b-1

	(1)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated November 1, 2007 filed with PEA No. 72 to the Registration Statement on April 29, 2008

a. Amendment to Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amended Schedule A dated May 1, 2019 filed with PEA 151 to the Registration Statement on April 30, 2019

c. Amended Schedule A to be filed by amendment

	(2)	Multiple Class Plan dated January 22, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

11		Opinion of counsel as to the legality of the securities being registered, filed herein

12		Form of Opinion of counsel as to tax matters pertaining to the proposed reorganization of Transamerica Madison Conservative Allocation VP into Transamerica JPMorgan Asset Allocation – Conservative VP and Transamerica Madison Balanced Allocation VP into Transamerica JPMorgan Asset Allocation – Moderate VP, filed herein.

13		Other Material Contracts

	(1)	Transfer Agency Agreement, as amended through May 1, 2008, filed with PEA No. 80 to the Registration Statement on April 30, 2009

	(2)	Expense Limitation Agreement filed with PEA No. 67 to the Registration Statement on February 28, 2007

a. Amendment to Expense Limitation Agreement dated May 1, 2008 filed with PEA No. 73 to the Registration Statement on August 25, 2008

b. Amendment to Expense Limitation Agreement dated July 1, 2009 filed with PEA No. 83 to the Registration Statement on August 14, 2009

c. Amended and Restated Expense Limitation Agreement dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

d. Amendment dated September 16, 2016 to Amended and Restated Expense Limitation Agreement filed with PEA 151 to the Registration Statement on April 30, 2019

e. Amended Schedules A and B dated May 1, 2019 filed with PEA 151 to the Registration Statement on April 30, 2019

f. Amended Schedules A and B to be filed by amendment

	(3)	Participation Agreement between TST and Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and Transamerica Premier Life Insurance Company, filed with PEA No. 70 to the Registration Statement on July 31, 2007

a. Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

b. Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

c. Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

d. Amendment dated September 17, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

e. Amendment dated May 1, 2013 and updated Schedule dated May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

f. Amendment dated November 10, 2014 and updated Schedule dated May 1, 2015 filed with PEA 130 to the Registration Statement on April 28, 2015

g. Updated Schedule dated May 1, 2016 filed with PEA 136 to the Registration Statement on April 27, 2016

h. Updated Schedule dated May 1, 2017 filed with PEA to the Registration Statement 139 on April 27, 2017

3

i. Updated Schedule dated September 29, 2017 filed with PEA 142 to the Registration Statement on September 29, 2017

j. Updated Schedule filed with PEA 145 to the Registration Statement on January 11, 2018

k. Updated Schedule dated May 1, 2018 filed with PEA 148 to the Registration Statement on April 27, 2018

l. Updated Schedule dated November 1, 2018 filed with PEA 151 to the Registration Statement on April 30, 2019

	(4)	Participation Agreement with Transamerica Life Insurance Company, Transamerica Financial Life Insurance Company and BlackRock Variable Series Funds, Inc. on behalf of Transamerica BlackRock Global Allocation VP dated May 1, 2009 filed with PEA No. 80 to the Registration Statement on April 30, 2009

	(5)	Participation Agreement with Transamerica Advisors Life Insurance Company dated October 20, 2008, as amended, filed with PEA No. 91 to the Registration Statement on April 28, 2010

a. Amendment dated May 1, 2010 filed with PEA No. 91 to the Registration Statement on April 28, 2010

b. Amendment dated May 1, 2011 filed with PEA No. 95 to the Registration Statement on April 29, 2011

c. Amendment dated May 1, 2012 filed with PEA No. 106 to the Registration Statement on April 26, 2012

d. Amendment dated September 17, 2012 filed with PEA No. 114 to the Registration Statement on September 17, 2012

e. Amendment dated May 1, 2013 and updated Schedules dated February 5, 2014 and May 1, 2014 filed with PEA No. 123 to the Registration Statement on April 30, 2014

f. Updated Schedule dated May 1, 2015 filed with PEA 130 to the Registration Statement on April 28, 2015

g. Updated Schedule dated May 1, 2016 filed with PEA 136 to the Registration Statement on April 27, 2016

h. Updated Schedule dated May 1, 2017 filed with PEA 139 to the Registration Statement on April 27, 2017

i. Updated Schedule dated September 29, 2017 filed with PEA 142 to the Registration Statement on September 29, 2017

j. Updated Schedule dated May 1, 2018 filed with PEA 148 to the Registration Statement on April 27, 2018

k. Updated Schedule dated November 1, 2018 filed with PEA 151 to the Registration Statement on April 30, 2019

	(6)	Master Sub-Administration Agreement dated December 17, 2012 filed with PEA No. 116 to the Registration Statement on February 13, 2013

a. Amended Schedule A dated May 1, 2019 filed with PEA 151 to the Registration Statement on April 30, 2019

b. Amended Schedule A to be filed by amendment

14		Consent of Independent Registered Certified Public Accounting Firm, filed herein.

15		n/a

16		Power of Attorney, filed herein.

17

	(1)	Joint Transamerica Series Trust and Transamerica Asset Management, Inc. Code of Ethics filed with PEA No. 151 to the Registration Statement on April 30, 2019

	(2)	J.P Morgan Investment Management, Inc. Code of Ethics filed with PEA 151 to the Registration Statement on April 30, 2019

	(3)	Prospectus dated May 1, 2019, as supplemented, filed with PEA No. 151 to the Registration Statement on April 30, 2019

	(4)	Statement of Additional Information dated May 1, 2019, as supplemented, filed with PEA No. 151 to the Registration Statement on April 30, 2019

	(5)	Annual Report to Shareholders for the year ended December 31, 2018 filed with Form N-CSR on March 6, 2019.

All exhibits filed previously are herein incorporated by reference.

4

Item 17

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this Registration Statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the 1933 Act, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the Registration Statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3) The undersigned Registrant undertakes to file, by post-effective amendment, the final opinion of Morgan Lewis & Bockius LLP supporting the tax consequences of the proposed reorganizations as soon as practicable after the closing of the reorganizations.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant has duly caused this Registration Statement on Form N-14 to be signed on its behalf by the undersigned, thereunder duly authorized, in the City of Denver, State of Colorado, on the 14th day of August, 2019.

TRANSAMERICA SERIES TRUST

By:	/s/ Marijn P. Smit
Marijn P. Smit
Trustee, President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

/s/ Marijn P. Smit Marijn P. Smit	Trustee, President and Chief Executive Officer	August 14, 2019

/s/ Sandra N. Bane Sandra N. Bane*	Trustee	August 14, 2019

/s/ Leo J. Hill Leo J. Hill*	Trustee	August 14, 2019

/s/ David W. Jennings David W. Jennings*	Trustee	August 14, 2019

/s/ Fredric A. Nelson III Fredric A. Nelson III*	Trustee	August 14, 2019

/s/ John E. Pelletier John E. Pelletier*	Trustee	August 14, 2019

/s/ Patricia L. Sawyer Patricia L. Sawyer*	Trustee	August 14, 2019

/s/ John W. Waechter John W. Waechter*	Trustee	August 14, 2019

/s/ Alan F. Warrick Alan F. Warrick*	Trustee	August 14, 2019

/s/ Vincent J. Toner Vincent J. Toner	Vice President and Treasurer and Principal Financial Officer	August 14, 2019

*By:	/s/ Rhonda A. Mills	Vice President, Associate General Counsel, Chief Legal Officer and Secretary	August 14, 2019
Rhonda A. Mills**

**	Attorney-in-fact pursuant to powers of attorney filed herein.

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WASHINGTON, DC 20549

SECURITIES AND EXCHANGE COMMISSION

Exhibits Filed With

Registration Statement on

Form N-14

Transamerica Series Trust

EXHIBIT INDEX

Exhibit Number	Description of Exhibit

(11)	Opinion of counsel as to the legality of the securities being registered

(12)	Form of Opinion of counsel as to tax matters

(14)	Consent of Independent Registered Certified Public Accounting Firm

(16)	Power of Attorney

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